  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2018



                                                     REGISTRATION NOS. 333-73676
                                                                       811-03713
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-6
                                 ------------



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
PRE-EFFECTIVE AMENDMENT NO.                                       [ ]
POST-EFFECTIVE AMENDMENT NO. 24                                   [X]
                               AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 64                                                  [X]


                        (Check appropriate box or boxes)
                                 ------------
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


                              ONE FINANCIAL CENTER

                          BOSTON, MASSACHUSETTS 02111

              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (980) 365-7100


                       New England Life Insurance Company
                           c/o C T Corporation System

                         155 Federal Street, Suite 700
                          Boston, Massachusetts 02110

                                 (617) 757-6400

                    (Name and Address of Agent for Service)
                                    COPY TO:
                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019
Approximate Date of Public Offering: On April 30, 2018 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on April 30, 2018 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Flexible Premium Variable Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Registration Statement incorporates by reference the Prospectuses and Supplements dated May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28,
2008 for the Zenith Flexible Life 2002 Policy, each as filed in Post-Effective Amendment No. 23 filed April 27, 2017, Post-Effective Amendment No. 22 filed April 28, 2016, Post-Effective Amendment No. 21 filed April 28, 2015, Post-Effective Amendment No. 20 filed April 22, 2014, Post-Effective Amendment No. 19 filed April 23, 2013, Post-Effective Amendment No. 18 filed April 25, 2012, Post-Effective Amendment No. 17 filed April 25, 2011, Post-Effective Amendment No. 16 filed April 23, 2010, Post-Effective Amendment No. 15 filed April 23, 2009 and Post-Effective Amendment No. 14 filed April 22, 2008, respectively, to the Registration Statement on Form N-6 (File No. 333-73676).

                                NEW ENGLAND LIFE
                               INSURANCE COMPANY
                           ZENITH FLEXIBLE LIFE 2002


                       Supplement Dated April 30, 2018 to

                        Prospectus Dated April 28, 2008


     This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the prospectus for the above-referenced flexible premium variable life insurance Policies, as periodically and annually supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on request. The Policies are no longer available for sale.



     New England Life Insurance Company ("NELICO") is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. NELICO is licensed to conduct business in all states and in the District of Columbia. NELICO's Home Office is located at One Financial Center, Boston, Massachusetts 02111. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S.


     NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.


     THE ELIGIBLE FUND PROSPECTUSES MAY BE OBTAINED BY CALLING 1-800-388-4000.


     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE POLICIES AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY ("FINRA") PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.


                                   FEE TABLES


ANNUAL ELIGIBLE FUND OPERATING EXPENSES



     The table below titled "Minimum and Maximum Total Annual Eligible Fund Operating Expenses" describes the Eligible Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. This table shows the minimum and maximum total operating expenses charged by the Eligible Funds for the fiscal year ended December 31, 2017, before any fee waivers and expense reimbursements. Expenses of the Eligible Funds may be higher or lower in the future.


     More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund and in the table below titled "Eligible Fund Fees and Expenses". This table describes the annual operating expenses for each Eligible Fund for the year ended December 31, 2017 before and after any applicable fee waivers and expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future.

     The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain Policy charges, including the cost of insurance charge.


     MORTALITY AND EXPENSE RISK CHARGE. We deduct a charge for the mortality and expense risks that we assume. We are currently waiving 0.08% of the Mortality and Expense Risk Charge for the Sub-Account investing in the Brighthouse/ Wellington Large Cap Research Portfolio, an amount equal to the Eligible Fund expenses that are in excess of 0.88% for the Sub-Account investing in the MFS(R) Research International Portfolio and 0.62% for the Sub-Account investing in the Oppenheimer Global Equity Portfolio.


     CHARGES DEDUCTED FROM THE ELIGIBLE FUNDS. The following charges are deducted from the Eligible Fund assets:


     --Daily charges against the Eligible Funds for investment advisory services and fund operating expenses.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
   Total Annual Eligible Fund Operating Expenses
   (expenses that are deducted from Eligible Fund assets, including management fees, distribution
    and/or service (12b-1) fees, and other expenses)......................................    0.27%       1.00%


ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                        FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund.......................    0.36%     0.25%            0.02%
American Funds Global Small
 Capitalization Fund...........................    0.70%     0.25%            0.04%
American Funds Growth Fund.....................    0.33%     0.25%            0.02%
American Funds Growth-Income Fund..............    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse Asset Allocation 100 Portfolio.....    0.07%     --               0.01%
Brighthouse/Wellington Large Cap
 Research Portfolio............................    0.56%     --               0.02%
Clarion Global Real Estate Portfolio...........    0.61%     --               0.05%
ClearBridge Aggressive Growth Portfolio........    0.55%     --               0.03%
Harris Oakmark International Portfolio.........    0.77%     --               0.04%
Invesco Small Cap Growth Portfolio.............    0.85%     --               0.03%
MFS(R) Research International Portfolio........    0.69%     --               0.05%
Morgan Stanley Mid Cap Growth Portfolio........    0.65%     --               0.04%
Oppenheimer Global Equity Portfolio............    0.66%     --               0.04%
PIMCO Inflation Protected Bond Portfolio.......    0.47%     --             0.50%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                     EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund.......................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund...........................   --          0.99%       --              0.99%
American Funds Growth Fund.....................   --          0.60%       --              0.60%
American Funds Growth-Income Fund..............   --          0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse Asset Allocation 100 Portfolio..... 0.67%         0.75%       --              0.75%
Brighthouse/Wellington Large Cap
 Research Portfolio............................   --          0.58%     0.04%             0.54%
Clarion Global Real Estate Portfolio...........   --          0.66%       --              0.66%
ClearBridge Aggressive Growth Portfolio........   --          0.58%     0.02%             0.56%
Harris Oakmark International Portfolio.........   --          0.81%     0.02%             0.79%
Invesco Small Cap Growth Portfolio.............   --          0.88%     0.02%             0.86%
MFS(R) Research International Portfolio........   --          0.74%     0.10%             0.64%
Morgan Stanley Mid Cap Growth Portfolio........   --          0.69%     0.02%             0.67%
Oppenheimer Global Equity Portfolio............   --          0.70%     0.10%             0.60%
PIMCO Inflation Protected Bond Portfolio.......   --          0.97%     0.01%             0.96%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                           FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
PIMCO Total Return Portfolio......................    0.48%          --        0.08%
SSGA Growth and Income ETF Portfolio..............    0.31%          --        0.01%
SSGA Growth ETF Portfolio.........................    0.32%          --        0.02%
T. Rowe Price Mid Cap Growth Portfolio............    0.75%          --        0.03%
Victory Sycamore Mid Cap Value Portfolio..........    0.65%          --        0.03%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
Baillie Gifford International Stock Portfolio.....    0.79%          --        0.06%
BlackRock Bond Income Portfolio...................    0.33%          --        0.18%
BlackRock Capital Appreciation Portfolio..........    0.69%          --        0.03%
BlackRock Ultra-Short Term Bond Portfolio.........    0.35%          --        0.04%
Brighthouse Asset Allocation 20 Portfolio.........    0.09%          --        0.03%
Brighthouse Asset Allocation 40 Portfolio.........    0.06%          --          --
Brighthouse Asset Allocation 60 Portfolio.........    0.05%          --          --
Brighthouse Asset Allocation 80 Portfolio.........    0.05%          --        0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio........................................    0.82%          --        0.03%
Brighthouse/Wellington Balanced Portfolio.........    0.46%          --        0.08%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio..........................    0.70%          --        0.02%
Frontier Mid Cap Growth Portfolio.................    0.71%          --        0.04%
Jennison Growth Portfolio.........................    0.60%          --        0.02%
Loomis Sayles Small Cap Core Portfolio............    0.90%          --        0.07%
Loomis Sayles Small Cap Growth Portfolio..........    0.90%          --        0.07%
MetLife Aggregate Bond Index Portfolio............    0.25%          --        0.03%
MetLife Mid Cap Stock Index Portfolio.............    0.25%          --        0.04%
MetLife MSCI EAFE(R) Index Portfolio..............    0.30%          --        0.07%
MetLife Russell 2000(R) Index Portfolio...........    0.25%          --        0.06%
MetLife Stock Index Portfolio.....................    0.25%          --        0.02%
MFS(R) Total Return Portfolio.....................    0.56%          --        0.05%
MFS(R) Value Portfolio............................    0.62%          --        0.02%
Neuberger Berman Genesis Portfolio................    0.81%          --        0.04%
T. Rowe Price Large Cap Growth Portfolio..........    0.60%          --        0.02%
T. Rowe Price Small Cap Growth Portfolio..........    0.47%          --        0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio.....................    0.56%          --        0.04%
Western Asset Management
 U.S. Government Portfolio........................    0.47%          --        0.02%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........................    0.44%          --        0.09%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
PIMCO Total Return Portfolio......................   --          0.56%     0.03%           0.53%
SSGA Growth and Income ETF Portfolio.............. 0.20%         0.52%       --            0.52%
SSGA Growth ETF Portfolio......................... 0.21%         0.55%       --            0.55%
T. Rowe Price Mid Cap Growth Portfolio............   --          0.78%       --            0.78%
Victory Sycamore Mid Cap Value Portfolio..........   --          0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
Baillie Gifford International Stock Portfolio.....   --          0.85%     0.12%           0.73%
BlackRock Bond Income Portfolio...................   --          0.51%       --            0.51%
BlackRock Capital Appreciation Portfolio..........   --          0.72%     0.09%           0.63%
BlackRock Ultra-Short Term Bond Portfolio.........   --          0.39%     0.03%           0.36%
Brighthouse Asset Allocation 20 Portfolio......... 0.57%         0.69%     0.02%           0.67%
Brighthouse Asset Allocation 40 Portfolio......... 0.59%         0.65%       --            0.65%
Brighthouse Asset Allocation 60 Portfolio......... 0.61%         0.66%       --            0.66%
Brighthouse Asset Allocation 80 Portfolio......... 0.64%         0.70%       --            0.70%
Brighthouse/Artisan Mid Cap Value
 Portfolio........................................   --          0.85%     0.05%           0.80%
Brighthouse/Wellington Balanced Portfolio.........   --          0.54%       --            0.54%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio..........................   --          0.72%     0.11%           0.61%
Frontier Mid Cap Growth Portfolio.................   --          0.75%     0.02%           0.73%
Jennison Growth Portfolio.........................   --          0.62%     0.08%           0.54%
Loomis Sayles Small Cap Core Portfolio............ 0.03%         1.00%     0.08%           0.92%
Loomis Sayles Small Cap Growth Portfolio..........   --          0.97%     0.09%           0.88%
MetLife Aggregate Bond Index Portfolio............   --          0.28%     0.01%           0.27%
MetLife Mid Cap Stock Index Portfolio............. 0.01%         0.30%       --            0.30%
MetLife MSCI EAFE(R) Index Portfolio.............. 0.01%         0.38%       --            0.38%
MetLife Russell 2000(R) Index Portfolio........... 0.01%         0.32%       --            0.32%
MetLife Stock Index Portfolio.....................   --          0.27%     0.01%           0.26%
MFS(R) Total Return Portfolio.....................   --          0.61%       --            0.61%
MFS(R) Value Portfolio............................   --          0.64%     0.06%           0.58%
Neuberger Berman Genesis Portfolio................   --          0.85%     0.01%           0.84%
T. Rowe Price Large Cap Growth Portfolio..........   --          0.62%     0.05%           0.57%
T. Rowe Price Small Cap Growth Portfolio..........   --          0.50%       --            0.50%
Western Asset Management Strategic
 Bond Opportunities Portfolio.....................   --          0.60%     0.06%           0.54%
Western Asset Management
 U.S. Government Portfolio........................   --          0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio........................... 0.03%         0.56%       --            0.56%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     Fidelity(R) Variable Insurance Products and the American Funds Insurance Series(R) are not affiliated with NELICO.


            THE COMPANY, THE VARIABLE ACCOUNT AND THE ELIGIBLE FUNDS


THE ELIGIBLE FUNDS


     Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the American Funds Insurance Series, Brighthouse Funds Trust I, Brighthouse Funds Trust II and the Variable Insurance Products Fund. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.


     The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:


ELIGIBLE FUND                            INVESTMENT OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------   -----------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund                 Seeks as high a level of current income     Capital Research and Management
                                         as is consistent with the preservation      Company(SM)
                                         of capital.
American Funds Global Small              Seeks long-term growth of capital.          Capital Research and Management
 Capitalization Fund                                                                 Company(SM)
American Funds Growth Fund               Seeks growth of capital.                    Capital Research and Management
                                                                                     Company(SM)
American Funds Growth-Income Fund        Seeks long-term growth of capital and       Capital Research and Management
                                         income.                                     Company(SM)
BRIGHTHOUSE FUNDS TRUST I --
 CLASS A
Brighthouse Asset Allocation 100         Seeks growth of capital.                    Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Wellington Large Cap         Seeks long-term capital appreciation.       Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                  Subadviser: Wellington Management
                                                                                     Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through investment       Brighthouse Investment Advisers, LLC
                                         in real estate securities, emphasizing      Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current       LLC
                                         income.
ClearBridge Aggressive Growth            Seeks capital appreciation.                 Brighthouse Investment Advisers, LLC
 Portfolio                                                                           Subadviser: ClearBridge Investments,
                                                                                     LLC

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------------   --------------------------------------
Harris Oakmark International Portfolio      Seeks long-term capital appreciation.        Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Invesco Advisers, Inc.
MFS(R) Research International Portfolio     Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Massachusetts Financial
                                                                                         Services Company
Morgan Stanley Mid Cap Growth               Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: Morgan Stanley
                                                                                         Investment Management Inc.
Oppenheimer Global Equity Portfolio         Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond              Seeks maximum real return, consistent        Brighthouse Investment Advisers, LLC
 Portfolio                                  with preservation of capital and             Subadviser: Pacific Investment
                                            prudent investment management.               Management Company LLC
PIMCO Total Return Portfolio                Seeks maximum total return,                  Brighthouse Investment Advisers, LLC
                                            consistent with the preservation of          Subadviser: Pacific Investment
                                            capital and prudent investment               Management Company LLC
                                            management.
SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.          Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: SSGA Funds Management,
                                                                                         Inc.
SSGA Growth ETF Portfolio                   Seeks growth of capital.                     Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: SSGA Funds Management,
                                                                                         Inc.
T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: T. Rowe Price Associates,
                                                                                         Inc.
Victory Sycamore Mid Cap Value              Seeks high total return by investing in      Brighthouse Investment Advisers, LLC
 Portfolio                                  equity securities of mid-sized               Subadviser: Victory Capital
                                            companies.                                   Management Inc.
BRIGHTHOUSE FUNDS TRUST II --
 CLASS A
Baillie Gifford International Stock         Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: Baillie Gifford Overseas
                                                                                         Limited
BlackRock Bond Income Portfolio             Seeks a competitive total return             Brighthouse Investment Advisers, LLC
                                            primarily from investing in                  Subadviser: BlackRock Advisors, LLC
                                            fixed-income securities.
BlackRock Capital Appreciation              Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond             Seeks a high level of current income         Brighthouse Investment Advisers, LLC
 Portfolio                                  consistent with preservation of capital.     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20             Seeks a high level of current income,        Brighthouse Investment Advisers, LLC
 Portfolio                                  with growth of capital as a secondary
                                            objective.

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   ----------------------------------------   -------------------------------------
Brighthouse Asset Allocation 40             Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                                  income and growth of capital, with a
                                            greater emphasis on income.
Brighthouse Asset Allocation 60             Seeks a balance between a high level       Brighthouse Investment Advisers, LLC
 Portfolio                                  of current income and growth of
                                            capital, with a greater emphasis on
                                            growth of capital.
Brighthouse Asset Allocation 80             Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                             Subadviser: Artisan Partners Limited
                                                                                       Partnership
Brighthouse/Wellington Balanced             Seeks long-term capital appreciation       Brighthouse Investment Advisers, LLC
 Portfolio                                  with some current income.                  Subadviser: Wellington Management
                                                                                       Company LLP
Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of       Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    income over time and, secondarily,         Subadviser: Wellington Management
                                            long-term capital appreciation and         Company LLP
                                            current income.
Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.        Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Frontier Capital
                                                                                       Management Company, LLC
Jennison Growth Portfolio                   Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio      Seeks long-term capital growth from        Brighthouse Investment Advisers, LLC
                                            investments in common stocks or            Subadviser: Loomis, Sayles &
                                            other equity securities.                   Company, L.P.
Loomis Sayles Small Cap Growth              Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                             Subadviser: Loomis, Sayles &
                                                                                       Company, L.P.
MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Bloomberg Barclays U.S. Aggregate          Subadviser: MetLife Investment
                                            Bond Index.                                Advisors, LLC
MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Standard & Poor's MidCap 400(R)            Subadviser: MetLife Investment
                                            Composite Stock Price Index.               Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            MSCI EAFE(R) Index.                        Subadviser: MetLife Investment
                                                                                       Advisors, LLC
MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Russell 2000(R) Index.                     Subadviser: MetLife Investment
                                                                                       Advisors, LLC
MetLife Stock Index Portfolio               Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Standard & Poor's 500(R) Composite         Subadviser: MetLife Investment
                                            Stock Price Index.                         Advisors, LLC
MFS(R) Total Return Portfolio               Seeks a favorable total return through     Brighthouse Investment Advisers, LLC
                                            investment in a diversified portfolio.     Subadviser: Massachusetts Financial
                                                                                       Services Company

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
------------------------------------   ------------------------------------------   --------------------------------------
MFS(R) Value Portfolio                 Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting          Brighthouse Investment Advisers, LLC
                                       principally of capital appreciation.         Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic     Seeks to maximize total return               Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio          consistent with preservation of capital.     Subadviser: Western Asset
                                                                                    Management Company
Western Asset Management               Seeks to maximize total return               Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio             consistent with preservation of capital      Subadviser: Western Asset
                                       and maintenance of liquidity.                Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio                Seeks reasonable income. The fund            Fidelity Management & Research
                                       will also consider the potential for         Company
                                       capital appreciation. The fund's goal is     Subadviser: FMR Co., Inc.
                                       to achieve a yield which exceeds the
                                       composite yield on the securities
                                       comprising the S&P 500(R) Index.

CHANGES AFFECTING THE ELIGIBLE FUNDS


     Certain Eligible Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Eligible Funds and the Trust of which it is a part.


     ELIGIBLE FUND NAME CHANGES. The following former Eligible Funds were renamed.




FORMER NAME                                 NEW NAME
-----------------------------------------   -----------------------------------------
   BRIGHTHOUSE FUNDS TRUST I                BRIGHTHOUSE FUNDS TRUST I
    Invesco Mid Cap Value Portfolio         Victory Sycamore Mid Cap Value Portfolio
   BRIGHTHOUSE FUNDS TRUST II               BRIGHTHOUSE FUNDS TRUST II
    BlackRock Large Cap Value Portfolio     MFS(R) Value Portfolio II



     ELIGIBLE FUND MERGER. The following former Eligible Fund was merged into the Merged Eligible Fund.




FORMER ELIGIBLE FUND              MERGED ELIGIBLE FUND
-------------------------------   ---------------------------
   BRIGHTHOUSE FUNDS TRUST II     BRIGHTHOUSE FUNDS TRUST II
    MFS(R) Value Portfolio II     MFS(R) Value Portfolio


FOR MORE INFORMATION REGARDING THE ELIGIBLE FUNDS AND THEIR INVESTMENT ADVISERS AND SUB-ADVISERS, SEE THE ELIGIBLE FUND PROSPECTUSES AND THEIR STATEMENTS OF ADDITIONAL INFORMATION, WHICH YOU CAN OBTAIN BY CALLING 1-800-388-4000.

     The Eligible Funds' investment objectives may not be met. The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS


     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the American Funds Insurance Series, we offer Class 2 shares only; for Brighthouse Funds Trust I and Brighthouse Funds Trust II, we offer Class A shares only; and for Fidelity Variable Insurance Products, we offer Initial Class shares only.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Policy Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



     Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.


     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "Fee Table--Eligible Funds Fees and Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "Fee Table--Eligible Fund Fees and Expenses" and "Distribution of the Policies.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


                   RECEIPT OF COMMUNICATIONS AND PAYMENTS AT
                           NELICO'S DESIGNATED OFFICE


     We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern
Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange--even if due to our delay (such as a delay in answering your telephone call).


     The Designated Office for various Policy transactions is as follows:


      Premium Payments................................................   New England Life Insurance Company
                                                                         P.O. Box 371499
                                                                         Pittsburgh, PA 15250-7499
      Payment Inquiries and Correspondence............................   New England Life Insurance Company
                                                                         P.O. Box 323
                                                                         Warwick, RI 02887-0323
      Beneficiary and Ownership Changes...............................   New England Life Insurance Company
                                                                         P.O. Box 392
                                                                         Warwick, RI 02887-0392
      Surrenders, Loans, Withdrawals and Sub-Account Transfers........   New England Life Insurance Company
                                                                         P.O. Box 543
                                                                         Warwick, RI 02887-0543
      Death Claims....................................................   New England Life Insurance Company
                                                                         P.O. Box 353
                                                                         Warwick, RI 02887-0353
      Sub-Account Transfers by Telephone..............................   (800) 200-2214
      All Other Telephone Transactions and Inquiries..................   (800) 388-4000


     You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Designated Office, by telephoning us, or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your financial representative or contact us at (800) 200-2214. To request a transfer or reallocation over the Internet, you may log on to our website at www.brighthousefinancial.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.



     If you send your premiums or transaction requests to an address other than the one we have designated for receipt of such premiums or requests, we may return the premium to you, or there may be a delay in applying the premium or transaction to your Policy.



CYBERSECURITY


     Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Variable Account, as well as Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate unit values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues.


     Cybersecurity breaches may also impact the issuers of the Eligible Funds, and it is possible the Eligible Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Variable Account will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



                                   TRANSFERS


TRANSFER OPTION


     After the Right to Return the Policy period, you may transfer your Policy's cash value between Sub-Accounts. We reserve the right to limit Sub-Account transfers to four per Policy year (twelve per Policy year for Policies issued in New York). Currently we do not limit the number of Sub-Account transfers per Policy year. We reserve the right to make a charge for tansfers in excess of twelve in a Policy year. We treat all Sub-Account transfer requests made at the same time as a single request. The transfer is effective as of the date when we receive the tranfer request, if the request is received before the close of regular trading on the New York Stock Exchange. Transfer requests received after that time, or on a day that the New York Stock Exchange is not open, will be effective on the next day that the New York Stock Exchange is open. (See "Receipt of Communications and Payments at NELICO's Designated Office".) For special rules regarding transfers involving the Fixed Account, see "The Fixed Account".


     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer cash value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds that are listed below (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all other American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios.

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio

     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE ELIGIBLE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, and, if applicable, any rebalancing program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the

Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Eligible Fund.


     In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.


     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular underlying Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


                               TAX CONSIDERATIONS


INTRODUCTION


     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.

TAX STATUS OF THE POLICY



     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code of 1986, as amended (the "Code"). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policies will satisfy the applicable requirements. There is additional uncertainty however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Code, as in effect on the date the Policy was issued.



     In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Variable Account assets.


     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements. If Eligible Fund shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax-qualified status, there may be adverse consequences under the diversification rules.


     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS


     IN GENERAL--DEATH BENEFITS. The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.


     In the case of employer-owned life insurance as defined in section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.


     The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.


     Federal, state and local transfer, and other tax consequences of ownership or receipt of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.


     Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract ("MEC").

     MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test". A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during a 7-pay testing period, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. -If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit or the receipt of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

       (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

       (2) Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

       (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.


     If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS.
Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a non-taxable recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.


     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences are less clear and a tax adviser should be consulted when the interest rate charged for a Policy loan equals the interest rate credited on the amount we hold as collateral for the loan.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10 percent additional income tax.


     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.


     MULTIPLE POLICIES. All MECs that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.


     LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence.


     WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Recipients may be required to pay penalties under the estimated tax rules if withholding and estimated tax payments are insufficient.


     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death.


     Moreover, under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



     Qualified tax advisers should be consulted concerning the estate, gift and other tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes. In general, current Federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.



     The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


     OTHER TAX CONSIDERATIONS. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.


     Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

     If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.


     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.


     Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and the notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.


     Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Code section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.


     GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split-dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution. If your split-dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.


     In addition, the Sarbanes-Oxley Act of 2002, which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.



     Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

     LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.


     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.


NELICO'S INCOME TAXES


     TAX CREDITS AND DEDUCTIONS. NELICO may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Policy Owners since NELICO is the owner of the assets from which the tax benefits are derived.


     OTHER TAX CONSIDERATIONS. Under current Federal income tax law, NELICO is not taxed on the Variable Account's operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.



     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.



                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.


                              FINANCIAL STATEMENTS



     Financial statements for the Variable Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC, 11225 Community House Road, Charlotte, NC 28277 or by telephoning 1-800-200-2214. NELICO's financial statements should be considered only as bearing on our ability to meet our obligations under the Policies.

                           ZENITH FLEXIBLE LIFE 2001
                           ZENITH FLEXIBLE LIFE 2002
                          FLEXIBLE PREMIUM ADJUSTABLE
                        VARIABLE LIFE INSURANCE POLICIES
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                 April 30, 2018



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated April 28, 2008, as supplemented, and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, North Carolina 28277.


                                     SAI-1

                               TABLE OF CONTENTS





                                                                             PAGE
                                                                          -------
GENERAL INFORMATION AND HISTORY........................................     SAI-3
   The Company.........................................................     SAI-3
   The Variable Account................................................     SAI-3
DISTRIBUTION OF THE POLICIES...........................................     SAI-3
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES.............     SAI-4
   Dollar Cost Averaging for Zenith Flexible Life 2001 Policies........     SAI-4
   Asset Rebalancing for Zenith Flexible Life 2001 Policies............     SAI-4
   Dollar Cost Averaging for Zenith Flexible Life 2002 Policies........     SAI-4
   Portfolio Rebalancing for Zenith Flexible Life 2002 Policies........     SAI-5
   Payment of Proceeds.................................................     SAI-5
   Payment Options.....................................................     SAI-6
ADDITIONAL INFORMATION ABOUT CHARGES...................................     SAI-6
   Group or Sponsored Arrangements.....................................     SAI-6
POTENTIAL CONFLICTS OF INTEREST........................................     SAI-7
LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY.......................     SAI-7
MISSTATEMENT OF AGE OR SEX.............................................     SAI-7
REPORTS................................................................     SAI-7
PERSONALIZED ILLUSTRATIONS.............................................     SAI-8
PERFORMANCE DATA.......................................................     SAI-8
INVESTMENT ADVICE......................................................     SAI-8
REGISTRATION STATEMENT.................................................    SAI-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................    SAI-12
INDEPENDENT AUDITORS...................................................    SAI-12
FINANCIAL STATEMENTS...................................................    SAI-12


                                      SAI-2

                        GENERAL INFORMATION AND HISTORY

THE COMPANY


     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. NELICO is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. NELICO is located at One Financial Center, Boston, Massachusetts 02111.



THE VARIABLE ACCOUNT

     We established the Variable Account as a separate investment account on January 31, 1983 under Delaware law. It became subject to Massachusetts law when we changed our domicile to Massachusetts on August 30, 1996. The Variable Account is the funding vehicle for the Policies, and other NELICO variable life insurance policies; these other policies impose different costs, and provide different benefits, from the Policies. The Variable Account meets the definition of a "separate account" under Federal securities laws, and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. Registration with the SEC does not involve SEC supervision of the Variable Account's management or investments. However, the Massachusetts Insurance Commissioner regulates NELICO and the Variable Account, which are also subject to the insurance laws and regulations where the Policies are sold.


                          DISTRIBUTION OF THE POLICIES

     The Policies are no longer offered for sale.


     Our affiliate, Brighthouse Securities, LLC ("Distributor"), serves as principal underwriter for the Policies. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277. Prior to March 6, 2017, MetLife Investors Distribution Company ("MLIDC") was the principal underwriter. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority. Distributor may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.


     The table below shows the total commissions paid with respect to the Variable Account in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Distributor was the recipient of these commissions thereafter.



                                           AGGREGATE AMOUNT OF
                  AGGREGATE AMOUNT OF    COMMISSIONS RETAINED BY
                      COMMISSIONS       DISTRIBUTOR AFTER PAYMENTS
FISCAL YEAR       PAID TO DISTRIBUTOR        TO SELLING FIRMS
---------------- --------------------- ---------------------------
   2017..........$2,181,951            $0
   2016..........$2,999,189            $0
   2015..........$3,390,499            $0


     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Policies. Under the distribution arrangement, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies.


                                     SAI-3

           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES



DOLLAR COST AVERAGING FOR ZENITH FLEXIBLE LIFE 2001 POLICIES

     You may select an automated transfer privilege called dollar cost averaging, under which the same dollar amount is transferred to selected Sub-Accounts (and/or the Fixed Account) periodically. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower average cost of purchases may be achieved over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.


     Under this feature, you may request that a certain amount of your cash value be transferred on any selected business day of each period (or if not a day when the New York Stock Exchange is open, the next such day), from any one Sub-Account to one or more of the other Sub-Accounts (and/or the Fixed Account). We limit your allocation of cash value to no more than 10 accounts (including the Fixed Account) at any one time. You must transfer a minimum of $100 to each account that you select under this feature. If, in the future, we exercise our right to limit the number of transfers, or to impose a $25 charge for transfers in excess of 12 per Policy year, we reserve the right to count transfers made under the dollar cost averaging program against the total number of transfers allowed in a Policy year. You can select the dollar cost averaging program when you apply for the Policy or at a later date by contacting your registered representative. You may not participate in the dollar cost averaging program while you are participating in the asset rebalancing program. You can cancel your use of the dollar cost averaging program at any time before a transfer date. Transfers will continue until you notify us to stop or there no longer is sufficient cash value in the Sub-Account from which you are transferring. There is no extra charge for this feature. We may offer enhancements in the future. We reserve the right to suspend dollar cost averaging at any time.



ASSET REBALANCING FOR ZENITH FLEXIBLE LIFE 2001 POLICIES

     We may offer an asset rebalancing program for cash value. Cash value allocated to the Sub-Accounts can be expected to increase or decrease at different rates. An asset rebalancing program automatically reallocates your cash value among the Sub-Accounts periodically to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer cash value from those Sub-Accounts that have increased in value to those that have declined, or not increased as much, in value. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.


     When available, you can select the asset rebalancing program when you apply for the Policy or at a later date by contacting your registered representative. You specify the percentage allocations by which your cash value will be reallocated among the Sub-Accounts. You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer cash value among the Sub-Accounts as necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Designated Office. If, in the future, we exercise our right to limit the number of transfers, or to impose a $25 charge for transfers in excess of 12 per Policy year, we reserve the right to count transfers made under the asset rebalancing program against the total number of transfers allowed in a Policy year. There is no extra charge for this feature. Ask your registered representative about the availability of this feature.



DOLLAR COST AVERAGING FOR ZENITH FLEXIBLE LIFE 2002 POLICIES


     You may select an automated transfer privilege called dollar cost averaging, under which the same dollar amount is transferred to selected Sub-Accounts (and/or the Fixed Account) periodically. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower average cost of purchases may be achieved over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.


                                     SAI-4

     Under this feature, you may request that a certain amount of your cash value be transferred on a monthly basis from any one Sub-Account to one or more of the other Sub-Accounts (and/or the Fixed Account). You must transfer a minimum of $100 to each account that you select under this feature. If we exercise our right to limit the number of transfers in the future, or to impose a charge for transfers in excess of 12 per Policy year, transfers made under the dollar cost averaging program will not count against the total number of transfers allowed in a Policy year nor be subject to any charge. You can select a dollar cost averaging program when you apply for the Policy or at a later date by contacting your registered representative. You may not participate in the dollar cost averaging program while you are participating in the portfolio rebalancing program. (See "Portfolio Rebalancing" below). You can cancel your use of the dollar cost averaging program at any time before a transfer date. Transfers will continue until you notify us to stop. Transfers will be suspended in any month in which there is insufficient cash value in the Sub-Account you selected as the source for the transfers, but will resume once there is sufficient cash value. There is no extra charge for this feature. We reserve the right to suspend dollar cost averaging at any time.



PORTFOLIO REBALANCING FOR ZENITH FLEXIBLE LIFE 2002 POLICIES


     You can select a portfolio rebalancing program for your cash value. Cash value allocated to the Sub-Accounts can be expected to increase or decrease at different rates. A portfolio rebalancing program automatically reallocates your cash value among the Sub-Accounts and the Fixed Account periodically to return the allocation to the allocation percentages you specify. Portfolio rebalancing is intended to transfer cash value from those accounts that have increased in value to those that have declined, or not increased as much, in value. Portfolio rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     There are two methods of rebalancing available--periodic and variance.

     PERIODIC REBALANCING. Under this option you elect a frequency (monthly, quarterly, semi-annually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the accounts by generating transfers to reallocate the cash value according to the investment percentages elected. You can exclude specific accounts from being rebalanced.

     VARIANCE REBALANCING. Under this option you elect a specific allocation percentage for the Fixed Account and each Sub-Account of the Variable Account. For each such account, the allocation percentage (if not zero) must be a whole percentage. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific accounts from being rebalanced. On each monthly anniversary we will review the current account balances to determine whether any balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage for that fund. If any account is outside of the variance range, we will generate transfers to rebalance all of the specified accounts back to the predetermined percentages.

     If we exercise our right to limit the number of transfers in the future, or to impose a charge for transfers in excess of 12 per policy year, transfers resulting from portfolio rebalancing will not count against the total number of transfers allowed in a Policy year, nor be subject to any charge.

     You may elect either form of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in-force Policy, or may cancel it, by submitting a change form acceptable to us under our administrative rules.

     Only one form of portfolio rebalancing may be elected at any one time, and portfolio rebalancing may not be used in conjunction with dollar cost averaging. (See "Dollar Cost Averaging".) There is no charge for this feature. We reserve the right to suspend portfolio rebalancing at any time.


PAYMENT OF PROCEEDS

     We may delay payment while we consider whether to contest the Policy. We pay interest on the death benefit proceeds from the date they become payable to the date we pay them.

     Normally we promptly make payments of cash value, or of any loan value available, from cash value in the Fixed Account. However, we may delay those payments for up to six months. We pay interest in accordance with state insurance law requirements on delayed payments.


                                     SAI-5

PAYMENT OPTIONS

     We pay the Policy's death benefit and net cash value in one sum unless you or the payee choose a payment option for all or part of the proceeds. You can choose a combination of payment options. You can make, change or revoke the selection of payee or payment option before the death of the insured. You can contact your registered representative or our Designated Office for the procedure to follow. (See "Receipt of Communications and Payments at NELICO's Designated Office" in the prospectus.) The payment options available are fixed benefit options only and are not affected by the investment experience of the Variable Account. Once payments under an option begin, withdrawal rights may be restricted. Even if the death benefit under the Policy is excludible from income, payments under Payment Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Payment Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under Payment Options.

     The following payment options are available:

   (i) INCOME FOR A SPECIFIED NUMBER OF YEARS. We pay proceeds in equal monthly installments for up to 30 years, with interest at a rate not less than 3.0% a year, compounded yearly. Additional interest that we pay for any year is added to the monthly payments for that year.

   (ii) LIFE INCOME. We pay proceeds in equal monthly installments (i) during the life of the payee, (ii) for the longer of the life of the payee or 10 years, or (iii) for the longer of the life of the payee or 20 years.

   (iii) LIFE INCOME WITH REFUND. We pay proceeds in equal monthly installments during the life of the payee. At the payee's death, we pay any unpaid proceeds remaining either in one sum or in equal monthly installments until we have paid the total proceeds.

   (iv) INTEREST. We hold proceeds for the life of the payee or another agreed upon period. We pay interest of at least 3.5% a year monthly or add it to the principal annually. At the death of the payee, or at the end of the period agreed to, we pay the balance of principal and any interest in one sum.

   (v) SPECIFIED AMOUNT OF INCOME. We pay proceeds plus accrued interest of at least 3.5% a year in an amount and at a frequency elected until we have paid total proceeds. We pay any amounts unpaid at the death of the payee in one sum.

   (vi) LIFE INCOME FOR TWO LIVES. We pay proceeds in equal monthly installments (i) while either of two payees is living, (ii) for the longer of the life of the surviving payee or 10 years, or
              (iii) while the two payees are living and, after the death of one payee, we pay two-thirds of the monthly amount for the life of the surviving payee.

     You need our consent to use an option if the installment payments would be less than $20.


                      ADDITIONAL INFORMATION ABOUT CHARGES


GROUP OR SPONSORED ARRANGEMENTS

     We may issue the Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a situation where a trustee, employer or similar entity purchases individual Policies covering a group of individuals. Examples of such arrangements are non-qualified deferred compensation plans. A "sponsored arrangement" includes a situation where an employer or an association permits group solicitation of its employees or members for the purchase of individual Policies.


                                     SAI-6

     We may waive, reduce or vary any Policy charges under Policies sold to a group or sponsored arrangement. We may also raise the interest rate credited to loaned amounts under these Policies. The amount of the variations and our eligibility rules may change from time to time. In general, they reflect cost savings over time that we anticipate for Policies sold to the eligible group or sponsored arrangements and relate to objective factors such as the size of the group, its stability, the purpose of the funding arrangement and characteristics of the group members. These variations of charges do not apply to Policies sold in New York other than Policies sold to non-qualified deferred compensation plans of various types. Consult your registered representative for any variations that may be available and appropriate for your case.

     We may allow you to purchase the Policy, in exchange for certain fixed-benefit life insurance policies issued by New England Mutual, NELICO or NELICO's affiliates, without a deduction for any sales charge from the amount of net cash value that you transfer to the Policy. Eligibility conditions apply. Your registered representative can advise you regarding terms and availability of these programs.


                        POTENTIAL CONFLICTS OF INTEREST

     The Eligible Funds' Boards of Trustees monitor events to identify conflicts that may arise from the sale of Eligible Fund shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of an Eligible Fund, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Sub-Accounts from the Eligible Fund(s), if necessary. If we believe any Eligible Fund action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.


                LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY

     Generally, we can challenge the validity of your Policy or a rider during the insured's lifetime for two years (or less, if required by state law) from the date of issue, based on misrepresentations made in the application. We can challenge the portion of the death benefit resulting from an underwritten premium payment for two years during the insured's lifetime from receipt of the premium payment. However, if the insured dies within two years of the date of issue, we can challenge all or part of the Policy at any time based on misrepresentations in the application.


                           MISSTATEMENT OF AGE OR SEX

     If we determine, while the insured is still living, that there was a misstatement of age or sex in the application, the Policy values and charges will be recalculated from the issue date based on the correct information. If, after the death of the insured, we determine that the application misstates the insured's age or sex, the Policy's death benefit is the amount that the most recent Monthly Deduction which was made would provide, based on the insured's correct age and, if the Policy is sex-based, correct sex.


                                    REPORTS

     We will send you an annual statement showing your Policy's death benefit, cash value and any outstanding Policy loan principal. We will also confirm Policy loans, account transfers, lapses, surrenders and other Policy transactions when they occur.

     You will be sent periodic reports containing the financial statements of the Eligible Funds.

                                     SAI-7

                           PERSONALIZED ILLUSTRATIONS

     We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit, net cash value, and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.

     The illustrated death benefit, net cash value, and cash value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.


                                PERFORMANCE DATA

     We may provide information concerning the historical investment experience of the Sub-Accounts, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Eligible Funds. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and administrative charges, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect the fees and expenses of the underlying Eligible Funds and, for Zenith Flexible Life 2001 policies only, the mortality and expense risk charge. The net rates of return show performance from the inception of the Eligible Funds, which in some instances, may precede the inception date the corresponding Sub-Account.


                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust), Brighthouse Funds Trust II (formerly Metropolitan Series Fund), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC), as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the sub-adviser of a Portfolio with a new sub-adviser. A number of sub-adviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Met Series Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment adviser for all Portfolios of the Met Series Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Met Series Fund. MetLife Advisers had been the adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (currently, the BlackRock Ultra-Short Term Bond Portfolio), the Back Bay Advisors Bond Income Series (currently, the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series


                                     SAI-8

(which was renamed the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series (currently the Loomis Sayles Small Cap Core Portfolio) and the Loomis Sayles Avanti Growth Series (currently, the Met/Artisan Mid Cap Value Portfolio), MetLife Advisers became the adviser on May 1, 1995; and, in the case of the Capital Growth Series (which was renamed the Zenith Equity Portfolio), MetLife Advisers became the adviser on May 1, 2001.

     Met Investors Advisory, LLC (formerly known as Met Investors Advisory Corp. which was formerly known as Security First Investment Management) became the investment adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the sub-adviser history of the Met Series Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The sub-adviser to the FI Value Leaders Portfolio (formerly the FI Structured Equity Portfolio which was formerly the Westpeak Growth and Income Series which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the sub-adviser. The sub-adviser to the BlackRock Ultra-Short Term Bond Portfolio (formerly the BlackRock Money Market Portfolio and previously the State Street Research Money Market Portfolio which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly the State Street Research Bond Income Portfolio which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the sub-adviser; BlackRock Advisors, Inc. became the sub-adviser to these Portfolios on January 31, 2005. The sub-adviser to the MFS(Reg. TM) Total Return Portfolio (formerly the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the sub-adviser. The sub-adviser to Met/Artisan Mid Cap Value Portfolio (formerly the Harris Oakmark Focused Value Portfolio which was formerly, the Harris Oakmark Mid Cap Value Series which was formerly the Goldman Sachs Midcap Value Series which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the sub-adviser; Harris Associates L.P. became the sub-adviser on May 1, 2000 and Artisan Partners Limited Partnership became the sub-adviser on May 1, 2009. The sub-adviser to the Balanced Portfolio (formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company(Reg. TM), LLP became the sub-adviser. On or about April 30, 2004, the Balanced Portfolio merged with and into the MFS(Reg.
TM) Total Return Portfolio and the Balanced Portfolio ceased to exist. The sub-adviser to the Westpeak Stock Index Series, which was replaced by the MetLife Stock Index Portfolio on April 27, 2001 and was formerly known as the Stock Index Series, was Back Bay Advisors, L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the sub-adviser.

     Prior to May 1, 2002, Capital Growth Management Limited Partnership was the sub-adviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the sub-adviser to the Zenith Equity Portfolio and at that time, the Zenith Equity Portfolio became a "fund of funds" that invests equally in two Portfolios of the Met Series Fund, i.e., the FI Value Leaders Portfolio and the Jennison Growth Portfolio, and one Portfolio of the Met Investors Series Trust, i.e., the Pioneer Fund Portfolio. The sub-advisers to these Portfolios are Pyramis Global Advisors, LLC, Jennison Associates LLC and Pioneer Investment Management, Inc., respectively.

     The sub-adviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the sub-adviser; BlackRock Advisors, Inc. became the sub-adviser on January 31, 2005. Effective May 4, 2009, the FI Large Cap Portfolio merged with and into BlackRock Legacy Large Cap Growth Portfolio. On May 1, 2004, the MFS(Reg. TM) Total Return Portfolio of the Met Series Fund replaced the VIP Asset Manager Portfolio of Fidelity(Reg. TM) Variable Insurance Products. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio and immediately thereafter Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to the Portfolio, which then became known as the FI Mid Cap Opportunities Portfolio. On or about May 1, 2010, the FI Mid Cap Opportunities Portfolio merged into the Morgan Stanley Mid Cap Growth Portfolio of the Met Investors


                                     SAI-9

Series Trust. On or about April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio and the MFS(Reg. TM) Research Managers Portfolio ceased to exist. On or about May 1, 2006, the MFS Investors Trust Portfolio merged with and into the Legg Mason Value Equity Portfolio, a Portfolio of the Met Investors Series Trust, and the MFS Investors Trust Portfolio ceased to exist.

     The following is the sub-adviser history of the remaining Met Series Fund
Portfolios:

     MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as the sub-adviser to the Barclays Capital Aggregate Bond Index Portfolio (formerly the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio), the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the MSCI EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on April 30, 2007; Metropolitan Life Insurance Company had been the sub-adviser to these Portfolios since May 1, 2001. The sub-adviser to the Baillie Gifford International Stock Portfolio (formerly the Artio International Stock Portfolio which was formerly the Julius Baer International Stock Portfolio which was formerly the FI International Stock Portfolio which was formerly the Putnam International Stock Portfolio) was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser; Artio Global Management LLC became the sub-adviser on May 1, 2009 and was replaced by Baillie Gifford Overseas Limited on February 1, 2012. On December 1, 2000, the Putnam International Stock Portfolio replaced the Morgan Stanley International Magnum Equity Series (formerly the Draycott International Equity Series) of the Zenith Fund. The sub-adviser to the Morgan Stanley International Magnum Equity Series was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the sub-adviser. On April 28, 2003, the Janus Growth Portfolio, formerly a Portfolio of the Met Series Fund, merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust. The sub-adviser to the Janus Aggressive Growth Portfolio was Janus Capital Management LLC until October 1, 2006, where Legg Mason Capital Management, Inc. became the sub-adviser to the Portfolios, which then became known as the Legg Mason Partners Aggressive Growth Portfolio. The sub-adviser to the Loomis Sayles Small Cap Growth Portfolio (formerly the Franklin Templeton Small Cap Growth Portfolio) was Franklin Advisers, Inc. until January 5, 2009, when Loomis, Sayles & Company, L.P. became the sub-adviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly the State Street Research Aggressive Growth Portfolio), the Neuberger Berman Genesis Portfolio (formerly the BlackRock Strategic Value Portfolio which was formerly the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. On January 19, 2010, Neuberger Berman Management LLC became the sub-adviser to the Neuberger Berman Genesis Portfolio (formerly the BlackRock Strategic Value Portfolio). On April 30, 2007, the BlackRock Investment Trust Portfolio merged with and into the BlackRock Large Cap Core Portfolio, a Portfolio of the Met Investors Series Trust, and the BlackRock Investment Trust Portfolio ceased to exist. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On May 1, 2005, the Met/Putnam Voyager Portfolio (formerly the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio and the Met/Putnam Voyager Portfolio ceased to exist. The sub-adviser to the Western Asset Management Strategic Bond Opportunities Portfolio and the Western Asset Management U.S. Government Portfolio (formerly the Salomon Brothers Strategic Bond Opportunities Portfolio and the Salomon Brothers U.S. Government Portfolio, respectively) was Salomon Brothers Asset Management Inc. until May 1, 2006, when Western Asset Management Company became the sub-adviser to the Portfolios. The sub-adviser of the MFS(Reg. TM) Value Portfolio (formerly the Harris Oakmark Large Cap Value Portfolio) was Harris Associates L.P. until January 7, 2008 when Massachusetts Financial Services Company became the sub-adviser.

     On or about May 2, 2011, the MetLife Aggressive Allocation Portfolio merged into the MetLife Aggressive Strategy Portfolio of the Met Investors Series Trust. On January 12, 2012, Lord Abbett & Co. LLC became the subadviser to the Neuberger Berman Mid Cap Value Portfolio which became known as the Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, the Lord Abbett Mid Cap Value Portfolio merged into the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust.


                                     SAI-10

     As of January 7, 2013, Frontier Capital Management Company, LLC became the sub-adviser to the Frontier Mid Cap Growth Portfolio (formerly the BlackRock Aggressive Growth Portfolio). As of April 29, 2013, the sub-adviser MetLife Investment Advisors Company, LLC was renamed MetLife Investment Management, LLC.

     As of February 3, 2014, Wellington Management Company, LLP became the sub-adviser to both the Met/Wellington Core Equity Opportunities Portfolio (formerly the WMC Core Equity Opportunities Portfolio which was formerly the Davis Venture Value Portfolio) and the Met/Wellington Balanced Portfolio (formerly the WMC Balanced Portfolio which was formerly the BlackRock Diversified Portfolio).

     As of May 1, 2016, the sub-adviser MetLife Investment Management, LLC was renamed MetLife Investment Advisors, LLC.

     Also as of May 1 2016, the sub-adviser Neuberger Berman Management Investment Advisers LLC was renamed Neuberger Berman Investment Advisers LLC.

     The following is the sub-adviser history of the Met Investors Series
Trust:

     The sub-adviser to the T. Rowe Price Mid Cap Growth Portfolio (formerly the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until T. Rowe Price Associates, Inc. became the sub-adviser effective January 1, 2003. The sub-adviser to the Harris Oakmark International Portfolio (formerly the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until Harris Associates L.P. became the sub-adviser effective January 1, 2003. The sub-adviser to the RCM Technology Portfolio (formerly the PIMCO PEA Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the sub-adviser. On May 1, 2005, the Lord Abbett Bond Debenture Portfolio replaced the VIP High Income Portfolio of Fidelity Variable Insurance Products. The sub-adviser to the Lazard Mid Cap Portfolio (formerly the Met/AIM Mid Cap Core Equity Portfolio) was AIM Capital Management Inc. until December 19, 2005, when Lazard Asset Management LLC became the sub-adviser. On April 28, 2008, ING Clarion Real Estate Securities, L.P. succeeded Neuberger Berman Management, Inc. as sub-adviser to the Neuberger Berman Real Estate Portfolio, which then changed its name to Clarion Global Real Estate Portfolio. On or about April 28, 2008, MFS(Reg. TM) Research International Portfolio replaced the Fidelity VIP Overseas Portfolio.

     On September 2, 2008, SSGA Funds Management, Inc. (formerly SSgA Funds Management, Inc.) replaced Gallatin Asset Management, Inc. as the sub-adviser to the SSGA Growth and Income ETF Portfolio (formerly the SSgA Growth and Income ETF Portfolio which was formerly the Cyclical Growth and Income ETF Portfolio) and the SSGA Growth ETF Portfolio (formerly the SSgA Growth ETF Portfolio which was formerly the Cyclical Growth ETF Portfolio).

     On or about May 2, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio.

     As of April 29, 2013, ClearBridge Investments, LLC became the sub-adviser to the ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).

     As of October 1, 2013, Invesco Advisers, Inc. became the sub-adviser to the Invesco Mid Cap Value Portfolio (formerly the Lord Abbett Mid Cap Value Portfolio). As of November 1, 2013, ClearBridge Investments, LLC became the sub-adviser to the ClearBridge Aggressive Growth Portfolio II (formerly the Janus Forty Portfolio). As of February 3, 2014, Wellington Management Company, LLP became the sub-adviser to the Met/Wellington Large Cap Research Portfolio (formerly the WMC Large Cap Research Portfolio which was formerly the BlackRock Large Cap Core Portfolio). As of April 28, 2014, the ClearBridge Aggressive Growth Portfolio II was merged into the ClearBridge Aggressive Growth Portfolio.

     With regard to both the Met Series Fund and the Met Investors Series Trust, the following fund mergers became effective as of April 29, 2013: the FI Value Leaders Portfolio of the Met Series Fund was merged into the MFS(Reg. TM) Value Portfolio of the Met Series Fund, the MLA Mid Cap Portfolio (formerly the Lazard Mid Cap Portfolio) of the Met Investors Series Trust was merged into the Neuberger Berman Genesis Portfolio of the Met Series Fund, the RCM Technology Portfolio of the Met Investors Series Trust was merged into the T. Rowe Price Large Cap Growth Portfolio of the Met Series Fund and the Zenith Equity Portfolio of the Met Series Fund was merged into the MetLife Aggressive


                                     SAI-11

Strategy Portfolio of the Met Investors Series Trust. Additionally, also effective April 29, 2013, the Oppenheimer Global Equity Portfolio of the Met Series Fund merged into the Met/Templeton Growth Portfolio of the Met Investors Series Trust and the Met/Templeton Growth Portfolio of the Met Investors Series Trust was then renamed Oppenheimer Global Equity Portfolio. The sub-adviser of Oppenheimer Global Equity Portfolio is OppenheimerFunds, Inc.

     With regard to both the Met Series Fund and the Met Investors Series Trust, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust was merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Met Series Fund effective as of May 1, 2016.

     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portion of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I and Brighthouse Funds Trust II, respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife" and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse."


     On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the MFS(Reg. TM) Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the MFS(Reg. TM) Value Portfolio effective April 30, 2018. On December 15, 2017, Victory Capital Management Company became the sub-adviser to the Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).



                             REGISTRATION STATEMENT

     This Statement of Additional Information and the prospectus omit certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Sub-Accounts of New England Variable Life Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



                              INDEPENDENT AUDITORS

     The statutory-basis financial statements of New England Life Insurance Company included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Sub-Accounts of the Variable Account and the statutory-basis financial statements of NELICO are included herein.

     The statutory-basis financial statements of NELICO should be considered only as bearing upon the ability of NELICO to meet its obligations under the Policies.



                                     SAI-12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
New England Variable Life Separate Account and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2017, the related statements of operations and changes in net assets for each of the three years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations and changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1996.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                    AMERICAN FUNDS
                                              AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS       AMERICAN FUNDS
                                                   BOND             CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------   ------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $         9,768,886   $       58,266,018   $       222,687,044   $       143,363,776
   Due from New England Life Insurance
     Company..............................                   --                   --                   470                    --
                                            -------------------   ------------------   -------------------   -------------------
       Total Assets.......................            9,768,886           58,266,018           222,687,514           143,363,776
                                            -------------------   ------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   73                   23                    26                    32
   Due to New England Life Insurance
     Company..............................                  370                  776                    --                 1,226
                                            -------------------   ------------------   -------------------   -------------------
       Total Liabilities..................                  443                  799                    26                 1,258
                                            -------------------   ------------------   -------------------   -------------------

NET ASSETS................................  $         9,768,443   $       58,265,219   $       222,687,488   $       143,362,518
                                            ===================   ==================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                     BHFTI
                                                BHFTI            BRIGHTHOUSE/             BHFTI                BHFTI
                                             BRIGHTHOUSE          WELLINGTON         CLARION GLOBAL         CLEARBRIDGE
                                        ASSET ALLOCATION 100  LARGE CAP RESEARCH       REAL ESTATE       AGGRESSIVE GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..........   $       513,094,312  $         4,972,019  $       19,395,217  $        37,137,844
   Due from New England Life Insurance
     Company..........................                    --                   --                  --                   --
                                        --------------------  -------------------  ------------------  -------------------
       Total Assets...................           513,094,312            4,972,019          19,395,217           37,137,844
                                        --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    --                   60                 101                   61
   Due to New England Life Insurance
     Company..........................                 5,317                1,041                 345                1,565
                                        --------------------  -------------------  ------------------  -------------------
       Total Liabilities..............                 5,317                1,101                 446                1,626
                                        --------------------  -------------------  ------------------  -------------------

NET ASSETS............................   $       513,088,995  $         4,970,918  $       19,394,771  $        37,136,218
                                        ====================  ===================  ==================  ===================


                                               BHFTI                BHFTI                BHFTI                BHFTI
                                          HARRIS OAKMARK           INVESCO           MFS RESEARCH        MORGAN STANLEY
                                           INTERNATIONAL      SMALL CAP GROWTH       INTERNATIONAL       MID CAP GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        56,848,444  $        6,329,600  $        91,035,891  $        21,504,769
   Due from New England Life Insurance
     Company..........................                   --                  52                   --                   --
                                        -------------------  ------------------  -------------------  -------------------
       Total Assets...................           56,848,444           6,329,652           91,035,891           21,504,769
                                        -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   11                 112                   39                   91
   Due to New England Life Insurance
     Company..........................                1,929                  --                2,492                  414
                                        -------------------  ------------------  -------------------  -------------------
       Total Liabilities..............                1,940                 112                2,531                  505
                                        -------------------  ------------------  -------------------  -------------------

NET ASSETS............................  $        56,846,504  $        6,329,540  $        91,033,360  $        21,504,264
                                        ===================  ==================  ===================  ===================


                                               BHFTI                BHFTI
                                            OPPENHEIMER        PIMCO INFLATION
                                           GLOBAL EQUITY       PROTECTED BOND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------
ASSETS:
   Investments at fair value..........  $        10,811,796  $       10,455,431
   Due from New England Life Insurance
     Company..........................                   --                 472
                                        -------------------  ------------------
       Total Assets...................           10,811,796          10,455,903
                                        -------------------  ------------------
LIABILITIES:
   Accrued fees.......................                   93                 109
   Due to New England Life Insurance
     Company..........................                   92                  --
                                        -------------------  ------------------
       Total Liabilities..............                  185                 109
                                        -------------------  ------------------

NET ASSETS............................  $        10,811,611  $       10,455,794
                                        ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                               BHFTI                BHFTI                                    BHFTI
                                               PIMCO             SSGA GROWTH            BHFTI            T. ROWE PRICE
                                           TOTAL RETURN        AND INCOME ETF      SSGA GROWTH ETF      MID CAP GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..........  $       53,132,848  $         8,558,828  $        10,937,053  $       39,341,878
   Due from New England Life Insurance
     Company..........................                  --                   60                   39                  --
                                        ------------------  -------------------  -------------------  ------------------
       Total Assets...................          53,132,848            8,558,888           10,937,092          39,341,878
                                        ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.......................                  35                  116                   75                  41
   Due to New England Life Insurance
     Company..........................               5,598                   --                   --               1,298
                                        ------------------  -------------------  -------------------  ------------------
       Total Liabilities..............               5,633                  116                   75               1,339
                                        ------------------  -------------------  -------------------  ------------------

NET ASSETS............................  $       53,127,215  $         8,558,772  $        10,937,017  $       39,340,539
                                        ==================  ===================  ===================  ==================

                                               BHFTI               BHFTII                BHFTII               BHFTII
                                         VICTORY SYCAMORE      BAILLIE GIFFORD          BLACKROCK            BLACKROCK
                                           MID CAP VALUE     INTERNATIONAL STOCK       BOND INCOME     CAPITAL APPRECIATION
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        27,595,227  $       26,939,403   $       137,942,281   $       198,127,904
   Due from New England Life Insurance
     Company..........................                   --                 271                    --                    --
                                        -------------------  -------------------  -------------------  --------------------
       Total Assets...................           27,595,227          26,939,674           137,942,281           198,127,904
                                        -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   71                  60                    28                    19
   Due to New England Life Insurance
     Company..........................                  149                  --                 3,607                 8,564
                                        -------------------  -------------------  -------------------  --------------------
       Total Liabilities..............                  220                  60                 3,635                 8,583
                                        -------------------  -------------------  -------------------  --------------------

NET ASSETS............................  $        27,595,007  $       26,939,614   $       137,938,646   $       198,119,321
                                        ===================  ===================  ===================  ====================

                                              BHFTII               BHFTII
                                         BLACKROCK ULTRA-        BRIGHTHOUSE
                                          SHORT TERM BOND    ASSET ALLOCATION 20
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  --------------------
ASSETS:
   Investments at fair value..........  $       37,462,224  $         6,433,823
   Due from New England Life Insurance
     Company..........................                  --                    9
                                        ------------------  --------------------
       Total Assets...................          37,462,224            6,433,832
                                        ------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  45                   65
   Due to New England Life Insurance
     Company..........................               1,128                   --
                                        ------------------  --------------------
       Total Liabilities..............               1,173                   65
                                        ------------------  --------------------

NET ASSETS............................  $       37,461,051  $         6,433,767
                                        ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                BHFTII
                                               BHFTII                BHFTII                BHFTII            BRIGHTHOUSE/
                                             BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE            ARTISAN
                                         ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80     MID CAP VALUE
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $         8,819,096   $        50,764,033   $         65,455,124  $       113,184,177
   Due from New England Life Insurance
     Company..........................                  131                   810                    699                   --
                                        --------------------  --------------------  --------------------  -------------------
       Total Assets...................            8,819,227            50,764,843             65,455,823          113,184,177
                                        --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   92                    27                     53                   41
   Due to New England Life Insurance
     Company..........................                   --                    --                     --               36,017
                                        --------------------  --------------------  --------------------  -------------------
       Total Liabilities..............                   92                    27                     53               36,058
                                        --------------------  --------------------  --------------------  -------------------

NET ASSETS............................  $         8,819,135   $        50,764,816   $         65,455,770  $       113,148,119
                                        ====================  ====================  ====================  ===================

                                              BHFTII                BHFTII
                                           BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                            WELLINGTON          WELLINGTON CORE          FRONTIER              BHFTII
                                             BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH       JENNISON GROWTH
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $         8,334,888   $       274,255,587  $         4,135,716  $        15,693,054
   Due from New England Life Insurance
     Company..........................                   28                    --                  122                  501
                                        -------------------  --------------------  -------------------  -------------------
       Total Assets...................            8,334,916           274,255,587            4,135,838           15,693,555
                                        -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  108                    25                  136                   69
   Due to New England Life Insurance
     Company..........................                   --                 5,869                   --                   --
                                        -------------------  --------------------  -------------------  -------------------
       Total Liabilities..............                  108                 5,894                  136                   69
                                        -------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $         8,334,808   $       274,249,693  $         4,135,702  $        15,693,486
                                        ===================  ====================  ===================  ===================


                                               BHFTII               BHFTII
                                            LOOMIS SAYLES        LOOMIS SAYLES
                                           SMALL CAP CORE      SMALL CAP GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  -------------------
ASSETS:
   Investments at fair value..........  $        151,175,982  $        10,465,523
   Due from New England Life Insurance
     Company..........................                    --                  227
                                        --------------------  -------------------
       Total Assets...................           151,175,982           10,465,750
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    11                   91
   Due to New England Life Insurance
     Company..........................                   629                   --
                                        --------------------  -------------------
       Total Liabilities..............                   640                   91
                                        --------------------  -------------------

NET ASSETS............................  $        151,175,342  $        10,465,659
                                        ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTII               BHFTII              BHFTII               BHFTII
                                         METLIFE AGGREGATE     METLIFE MID CAP         METLIFE              METLIFE
                                            BOND INDEX           STOCK INDEX       MSCI EAFE INDEX    RUSSELL 2000 INDEX
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..........  $      148,921,792  $        27,581,061  $        13,935,370  $       26,045,537
   Due from New England Life Insurance
     Company..........................               1,201                  978                  481                 284
                                        ------------------  -------------------  -------------------  ------------------
       Total Assets...................         148,922,993           27,582,039           13,935,851          26,045,821
                                        ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.......................                  99                   50                   90                  52
   Due to New England Life Insurance
     Company..........................                  --                   --                   --                  --
                                        ------------------  -------------------  -------------------  ------------------
       Total Liabilities..............                  99                   50                   90                  52
                                        ------------------  -------------------  -------------------  ------------------

NET ASSETS............................  $      148,922,894  $        27,581,989  $        13,935,761  $       26,045,769
                                        ==================  ===================  ===================  ==================

                                              BHFTII               BHFTII
                                              METLIFE                MFS                BHFTII              BHFTII
                                            STOCK INDEX         TOTAL RETURN         MFS VALUE II          MFS VALUE
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $       196,389,263  $       87,852,438  $        12,894,021  $        80,822,531
   Due from New England Life Insurance
     Company..........................                1,291                  49                   --                   --
                                        -------------------  ------------------  -------------------  -------------------
       Total Assets...................          196,390,554          87,852,487           12,894,021           80,822,531
                                        -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   --                  16                   94                   25
   Due to New England Life Insurance
     Company..........................                   --                  --                  753                1,534
                                        -------------------  ------------------  -------------------  -------------------
       Total Liabilities..............                   --                  16                  847                1,559
                                        -------------------  ------------------  -------------------  -------------------

NET ASSETS............................  $       196,390,554  $       87,852,471  $        12,893,174  $        80,820,972
                                        ===================  ==================  ===================  ===================

                                              BHFTII               BHFTII
                                         NEUBERGER BERMAN       T. ROWE PRICE
                                              GENESIS         LARGE CAP GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments at fair value..........  $       55,810,565  $        35,205,603
   Due from New England Life Insurance
     Company..........................                  --                   --
                                        ------------------  -------------------
       Total Assets...................          55,810,565           35,205,603
                                        ------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  35                   47
   Due to New England Life Insurance
     Company..........................               3,655                1,563
                                        ------------------  -------------------
       Total Liabilities..............               3,690                1,610
                                        ------------------  -------------------

NET ASSETS............................  $       55,806,875  $        35,203,993
                                        ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                         BHFTII
                                                                      WESTERN ASSET            BHFTII
                                                   BHFTII              MANAGEMENT           WESTERN ASSET
                                                T. ROWE PRICE        STRATEGIC BOND          MANAGEMENT           FIDELITY VIP
                                              SMALL CAP GROWTH        OPPORTUNITIES        U.S. GOVERNMENT        EQUITY-INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $        15,205,194   $        51,855,969   $         7,500,890   $       117,124,548
   Due from New England Life Insurance
     Company..............................                    --                   549                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            15,205,194            51,856,518             7,500,890           117,124,548
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    62                    42                   125                    46
   Due to New England Life Insurance
     Company..............................                 1,647                    --                   124                 1,473
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                 1,709                    42                   249                 1,519
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        15,203,485   $        51,856,476   $         7,500,641   $       117,123,029
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                    AMERICAN FUNDS BOND
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           187,608    $           169,568   $           194,644
                                                             -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               24,180                 26,830                30,855
                                                             -------------------    -------------------   -------------------
          Net investment income (loss).....................              163,428                142,738               163,789
                                                             -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              141,530                 34,411               205,734
      Realized gains (losses) on sale of investments.......             (15,696)                 31,595                 8,098
                                                             -------------------    -------------------   -------------------
          Net realized gains (losses)......................              125,834                 66,006               213,832
                                                             -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments...               28,599                 97,581             (379,055)
                                                             -------------------    -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              154,433                163,587             (165,223)
                                                             -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           317,861    $           306,325   $           (1,434)
                                                             ===================    ===================   ===================


                                                                        AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2017                   2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           236,245   $           127,083   $                --
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              183,457               183,837               216,059
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................               52,788              (56,754)             (216,059)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --             9,679,163             4,595,295
      Realized gains (losses) on sale of investments.......              471,018                20,330             1,223,428
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              471,018             9,699,493             5,818,723
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           11,894,330           (8,839,243)           (5,454,543)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           12,365,348               860,250               364,180
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        12,418,136   $           803,496   $           148,121
                                                             ===================   ===================   ===================


                                                                                   AMERICAN FUNDS GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,045,745   $         1,403,144   $         1,137,831
                                                             --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               669,752               589,480               627,675
                                                             --------------------   -------------------   -------------------
          Net investment income (loss).....................               375,993               813,664               510,156
                                                             --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            19,964,561            16,423,574            39,406,775
      Realized gains (losses) on sale of investments.......             4,162,744             2,277,108             4,359,914
                                                             --------------------   -------------------   -------------------
          Net realized gains (losses)......................            24,127,305            18,700,682            43,766,689
                                                             --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            26,384,793           (3,454,689)          (32,203,834)
                                                             --------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            50,512,098            15,245,993            11,562,855
                                                             --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         50,888,091   $        16,059,657   $        12,073,011
                                                             ====================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                               AMERICAN FUNDS GROWTH-INCOME
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,883,034    $         1,833,086   $         1,712,467
                                                             -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              380,673                364,667               388,815
                                                             -------------------    -------------------   -------------------
           Net investment income (loss)....................            1,502,361              1,468,419             1,323,652
                                                             -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            8,653,170             13,884,910            19,323,406
      Realized gains (losses) on sale of investments.......            2,623,539              1,522,969             2,202,247
                                                             -------------------    -------------------   -------------------
           Net realized gains (losses).....................           11,276,709             15,407,879            21,525,653
                                                             -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments...           14,246,924            (3,435,812)          (21,212,717)
                                                             -------------------    -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           25,523,633             11,972,067               312,936
                                                             -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        27,025,994    $        13,440,486   $         1,636,588
                                                             ===================    ===================   ===================


                                                                          BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          7,038,316   $        10,999,347   $          7,307,982
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,789,123             2,526,176              2,760,398
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................             4,249,193             8,473,171              4,547,584
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            26,328,517            55,777,552             35,410,496
      Realized gains (losses) on sale of investments.......             2,947,393               599,002              5,398,219
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................            29,275,910            56,376,554             40,808,715
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...            63,903,762          (29,014,440)           (54,948,691)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            93,179,672            27,362,114           (14,139,976)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         97,428,865   $        35,835,285   $        (9,592,392)
                                                             ====================   ===================   ====================


                                                                      BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2017                   2016                  2015
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            51,359   $            110,477   $            45,481
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                9,642                 11,589                12,785
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................               41,717                 98,888                32,696
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              172,222                300,510               341,431
      Realized gains (losses) on sale of investments.......              120,656                202,268               166,503
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................              292,878                502,778               507,934
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...              571,304              (239,361)             (345,351)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              864,182                263,417               162,583
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           905,899   $            362,305   $           195,279
                                                             ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTI CLARION GLOBAL REAL ESTATE
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           701,693   $            471,943   $           877,930
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               63,190                 66,119                68,839
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................              638,503                405,824               809,091
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......            (130,530)              (152,548)             (117,720)
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            (130,530)              (152,548)             (117,720)
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,412,416               (70,662)           (1,012,918)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,281,886              (223,210)           (1,130,638)
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,920,389   $            182,614   $         (321,547)
                                                             ===================   ====================   ===================


                                                                            BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           346,912    $           224,890   $           176,839
                                                             -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              141,385                134,030               161,328
                                                             -------------------    -------------------   -------------------
           Net investment income (loss)....................              205,527                 90,860                15,511
                                                             -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......            1,591,818                876,319             1,696,765
                                                             -------------------    -------------------   -------------------
           Net realized gains (losses).....................            1,591,818                876,319             1,696,765
                                                             -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments...            4,274,265              (161,648)           (3,384,147)
                                                             -------------------    -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            5,866,083                714,671           (1,687,382)
                                                             -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         6,071,610    $           805,531   $       (1,671,871)
                                                             ===================    ===================   ===================


                                                                             BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            957,662   $         1,024,318   $          1,649,106
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               192,107               162,282                196,078
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               765,555               862,036              1,453,028
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --             2,870,085              4,709,497
      Realized gains (losses) on sale of investments.......               268,473             (942,291)                 81,389
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................               268,473             1,927,794              4,790,886
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...            12,617,242               528,586            (8,476,331)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            12,885,715             2,456,380            (3,685,445)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         13,651,270   $         3,318,416   $        (2,232,417)
                                                             ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTI INVESCO SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                 2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                --   $             7,528
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               20,769                18,211                18,379
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (20,769)              (18,211)              (10,851)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              578,566               850,629             1,226,376
      Realized gains (losses) on sale of investments.......             (27,580)             (109,296)                66,091
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              550,986               741,333             1,292,467
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...              756,426             (235,196)           (1,360,893)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,307,412               506,137              (68,426)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,286,643   $           487,926   $          (79,277)
                                                             ===================   ===================   ===================


                                                                             BHFTI MFS RESEARCH INTERNATIONAL
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,649,394   $         1,732,979   $         2,663,500
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              426,873               390,728               457,085
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            1,222,521             1,342,251             2,206,415
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                    --
      Realized gains (losses) on sale of investments.......            (191,743)           (1,301,141)             (358,795)
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            (191,743)           (1,301,141)             (358,795)
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           19,398,611           (1,088,295)           (3,283,040)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           19,206,868           (2,389,436)           (3,641,835)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        20,429,389   $       (1,047,185)   $       (1,435,420)
                                                             ===================   ===================   ===================


                                                                           BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                 2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            65,584   $                --   $                --
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               85,400                85,864               102,953
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (19,816)              (85,864)             (102,953)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                    --
      Realized gains (losses) on sale of investments.......            1,157,282               691,611               506,288
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            1,157,282               691,611               506,288
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            5,021,654           (2,361,577)           (1,536,112)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            6,178,936           (1,669,966)           (1,029,824)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         6,159,120   $       (1,755,830)   $       (1,132,777)
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          103,177   $           102,302   $           125,944
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              32,931                28,775                29,982
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................              70,246                73,527                95,962
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                  --               425,963               231,386
      Realized gains (losses) on sale of investments.......             370,810               256,995               448,440
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................             370,810               682,958               679,826
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           2,443,512             (812,338)             (388,733)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           2,814,322             (129,380)               291,093
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        2,884,568   $          (55,853)   $           387,055
                                                             ==================   ===================   ===================


                                                                          BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          188,475   $                --   $           600,814
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              39,439                38,766                43,613
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             149,036              (38,766)               557,201
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                  --                    --                    --
      Realized gains (losses) on sale of investments.......           (150,711)             (149,855)             (227,489)
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................           (150,711)             (149,855)             (227,489)
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             353,031               697,468             (688,348)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             202,320               547,613             (915,837)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          351,356   $           508,847   $         (358,636)
                                                             ==================   ===================   ===================


                                                                                BHFTI PIMCO TOTAL RETURN
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,066,378   $        1,591,972   $         3,245,556
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              166,384              177,584               191,534
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................              899,994            1,414,388             3,054,022
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              265,430                   --               707,050
      Realized gains (losses) on sale of investments.......            (236,264)            (257,838)             1,043,968
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................               29,166            (257,838)             1,751,018
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,440,420              286,625           (4,222,833)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,469,586               28,787           (2,471,815)
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,369,580   $        1,443,175   $           582,207
                                                             ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                            BHFTI SSGA GROWTH AND INCOME ETF
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          229,481   $           220,248   $           230,183
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              29,967                29,454                30,400
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             199,514               190,794               199,783
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              26,143               479,748               503,838
      Realized gains (losses) on sale of investments.......              52,357              (22,636)               121,694
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................              78,500               457,112               625,532
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             981,299             (175,155)           (1,001,966)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           1,059,799               281,957             (376,434)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        1,259,313   $           472,751   $         (176,651)
                                                             ==================   ===================   ===================


                                                                                  BHFTI SSGA GROWTH ETF
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          218,078   $           205,656   $           211,762
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              29,015                26,580                26,925
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             189,063               179,076               184,837
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              98,562               545,951               513,430
      Realized gains (losses) on sale of investments.......              13,144              (31,979)               (8,461)
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................             111,706               513,972               504,969
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           1,450,139             (130,842)             (911,232)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           1,561,845               383,130             (406,263)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        1,750,908   $           562,206   $         (221,426)
                                                             ==================   ===================   ===================


                                                                           BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $               --   $                --
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              133,899              125,148               134,819
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................            (133,899)            (125,148)             (134,819)
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            3,017,845            4,901,912             5,398,443
      Realized gains (losses) on sale of investments.......              597,400              371,444             1,003,282
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................            3,615,245            5,273,356             6,401,725
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...            4,592,963          (3,172,820)           (4,086,677)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            8,208,208            2,100,536             2,315,048
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         8,074,309   $        1,975,388   $         2,180,229
                                                             ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                            BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            313,010   $           247,659   $            229,450
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                96,020                99,863                118,025
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               216,990               147,796                111,425
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --             1,323,429              1,563,130
      Realized gains (losses) on sale of investments.......               389,569               191,839                410,980
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................               389,569             1,515,268              1,974,110
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,820,888             2,409,728            (4,874,326)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,210,457             3,924,996            (2,900,216)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,427,447   $         4,072,792   $        (2,788,791)
                                                             ====================   ===================   ====================


                                                                        BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2017                   2016                   2015
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           301,194   $            345,401   $           388,356
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              100,055                 87,912                95,514
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................              201,139                257,489               292,842
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......              253,676               (72,904)              (12,050)
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................              253,676               (72,904)              (12,050)
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...            6,708,905                858,474             (780,013)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            6,962,581                785,570             (792,063)
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         7,163,720   $          1,043,059   $         (499,221)
                                                             ===================   ====================   ===================


                                                                                BHFTII BLACKROCK BOND INCOME
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $          4,358,601   $         4,591,536    $         5,451,367
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               356,731               375,204                385,473
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................             4,001,870             4,216,332              5,065,894
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --              1,596,463
      Realized gains (losses) on sale of investments.......             (217,470)              (99,177)               (39,046)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................             (217,470)              (99,177)              1,557,417
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...             1,497,311              (37,010)            (6,716,514)
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,279,841             (136,187)            (5,159,097)
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          5,281,711   $         4,080,145    $          (93,203)
                                                             ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                            BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            190,972   $                 --   $                --
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................             1,029,813                916,597             1,009,066
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................             (838,841)              (916,597)           (1,009,066)
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             4,215,350             14,421,456            30,315,109
      Realized gains (losses) on sale of investments.......             5,620,695              4,253,568             6,450,145
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................             9,836,045             18,675,024            36,765,254
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...            42,460,992           (18,964,285)          (25,883,426)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            52,297,037              (289,261)            10,881,828
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         51,458,196   $        (1,205,858)   $         9,872,762
                                                             ====================   ====================   ===================


                                                                           BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            135,453   $            28,928   $              1,408
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               152,048               170,891                193,076
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................              (16,595)             (141,963)              (191,668)
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   783                   855                     --
      Realized gains (losses) on sale of investments.......                65,699                 8,237                     --
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                66,482                 9,092                     --
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...               147,931               112,215                     --
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               214,413               121,307                     --
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            197,818   $          (20,656)   $          (191,668)
                                                             ====================   ===================   ====================


                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            155,960   $           331,000   $            232,288
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                27,544                28,824                 30,622
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               128,416               302,176                201,666
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               107,223               318,171                310,289
      Realized gains (losses) on sale of investments.......              (43,782)             (219,524)                  1,794
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                63,441                98,647                312,083
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...               243,945                28,903              (571,423)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               307,386               127,550              (259,340)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            435,802   $           429,726   $           (57,674)
                                                             ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                         SUB-ACCOUNT
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            189,043   $            465,163    $             63,074
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                30,936                 32,837                  35,186
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               158,107                432,326                  27,888
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               261,366                793,099                 726,903
      Realized gains (losses) on sale of investments.......                79,459               (42,351)                 201,280
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               340,825                750,748                 928,183
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               450,295              (491,571)             (1,054,649)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               791,120                259,177               (126,466)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            949,227   $            691,503    $           (98,578)
                                                             ====================   ====================    ====================


                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                         SUB-ACCOUNT
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            950,416   $          1,583,702   $             387,745
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................               163,834                152,484                 165,238
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................               786,582              1,431,218                 222,507
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,908,527              4,200,095               3,370,695
      Realized gains (losses) on sale of investments.......               428,824                201,202               1,437,951
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................             2,337,351              4,401,297               4,808,646
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...             3,525,012            (2,671,803)             (5,588,587)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             5,862,363              1,729,494               (779,941)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          6,648,945   $          3,160,712   $           (557,434)
                                                             ====================   ====================   =====================


                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                         SUB-ACCOUNT
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,119,572   $          1,918,405    $            334,189
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................               175,170                165,072                 181,002
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               944,402              1,753,333                 153,187
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             3,439,650              7,084,638               2,848,963
      Realized gains (losses) on sale of investments.......             1,148,810                610,594                 809,709
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................             4,588,460              7,695,232               3,658,672
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...             5,496,675            (4,769,332)             (4,915,159)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            10,085,135              2,925,900             (1,256,487)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         11,029,537   $          4,679,233    $        (1,103,300)
                                                             ====================   ====================    ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                         BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           780,534   $          1,119,827   $          1,295,521
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              488,506                452,055                485,827
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              292,028                667,772                809,694
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --             11,158,902             13,670,850
      Realized gains (losses) on sale of investments.......            1,662,479                364,018              1,507,332
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            1,662,479             11,522,920             15,178,182
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           10,919,639              8,674,984           (26,681,224)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           12,582,118             20,197,904           (11,503,042)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        12,874,146   $         20,865,676   $       (10,693,348)
                                                             ===================   ====================   ====================


                                                                          BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2017                   2016                   2015
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           154,929   $            170,965   $            115,945
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               27,620                 21,067                 20,710
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              127,309                149,898                 95,235
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              194,373                287,976                990,352
      Realized gains (losses) on sale of investments.......               70,224                  4,814                 81,655
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................              264,597                292,790              1,072,007
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              672,197               (41,629)            (1,053,965)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              936,794                251,161                 18,042
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,064,103   $            401,059   $            113,277
                                                             ===================   ====================   ====================


                                                                  BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         4,122,908    $         4,133,743   $          4,684,834
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................            1,260,312              1,223,744              1,269,005
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            2,862,596              2,909,999              3,415,829
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            9,730,403             11,289,635             90,120,936
      Realized gains (losses) on sale of investments.......            2,177,024                740,621              4,907,255
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................           11,907,427             12,030,256             95,028,191
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...           29,933,330              1,900,347           (93,484,821)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           41,840,757             13,930,603              1,543,370
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        44,703,353    $        16,840,602   $          4,959,199
                                                             ===================    ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                              BHFTII FRONTIER MID CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                --   $                --
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               14,985                14,337                17,379
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (14,985)              (14,337)              (17,379)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               96,284               478,299               619,284
      Realized gains (losses) on sale of investments.......              124,062                31,026               203,010
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              220,346               509,325               822,294
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...              680,907             (312,138)             (705,077)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              901,253               197,187               117,217
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           886,268   $           182,850   $            99,838
                                                             ===================   ===================   ===================


                                                                                  BHFTII JENNISON GROWTH
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            44,100   $            38,789   $            34,180
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               52,826                50,173                50,120
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              (8,726)              (11,384)              (15,940)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              983,433             1,716,640             1,885,730
      Realized gains (losses) on sale of investments.......              300,649                40,724               428,717
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            1,284,082             1,757,364             2,314,447
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            3,102,626           (1,802,514)           (1,073,597)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            4,386,708              (45,150)             1,240,850
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         4,377,982   $          (56,534)   $         1,224,910
                                                             ===================   ===================   ===================


                                                                            BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           420,223   $           434,983   $           226,998
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              778,472               718,931               786,779
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            (358,249)             (283,948)             (559,781)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            9,354,661            12,039,982            18,508,956
      Realized gains (losses) on sale of investments.......            3,187,145             1,337,162             2,947,688
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................           12,541,806            13,377,144            21,456,644
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            7,715,886            10,188,731          (23,407,147)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           20,257,692            23,565,875           (1,950,503)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        19,899,443   $        23,281,927   $       (2,510,284)
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                --   $                 --
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               31,732                28,707                 34,214
                                                             -------------------   -------------------   --------------------
          Net investment income (loss).....................             (31,732)              (28,707)               (34,214)
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              455,203               900,740              1,266,041
      Realized gains (losses) on sale of investments.......              252,905                49,008                318,013
                                                             -------------------   -------------------   --------------------
          Net realized gains (losses)......................              708,108               949,748              1,584,054
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...            1,644,037             (468,063)            (1,413,526)
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            2,352,145               481,685                170,528
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,320,413   $           452,978   $            136,314
                                                             ===================   ===================   ====================


                                                                            BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         4,304,046    $         4,158,793   $         4,260,847
                                                             -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               67,508                 72,793                71,787
                                                             -------------------    -------------------   -------------------
          Net investment income (loss).....................            4,236,538              4,086,000             4,189,060
                                                             -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......             (33,652)                 24,674                 8,045
                                                             -------------------    -------------------   -------------------
          Net realized gains (losses)......................             (33,652)                 24,674                 8,045
                                                             -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments...              497,586              (783,672)           (3,887,571)
                                                             -------------------    -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              463,934              (758,998)           (3,879,526)
                                                             -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         4,700,472    $         3,327,002   $           309,534
                                                             ===================    ===================   ===================


                                                                            BHFTII METLIFE MID CAP STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           362,822   $           304,358   $           279,811
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               97,127                90,731                92,534
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              265,695               213,627               187,277
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,653,885             1,827,442             1,520,927
      Realized gains (losses) on sale of investments.......              724,902               461,944               544,216
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            2,378,787             2,289,386             2,065,143
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,158,170             1,889,340           (2,899,011)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            3,536,957             4,178,726             (833,868)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         3,802,652   $         4,392,353   $         (646,591)
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTII METLIFE MSCI EAFE INDEX
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           349,252   $           293,731   $           404,844
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               42,383                38,294                43,548
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              306,869               255,437               361,296
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                    --
      Realized gains (losses) on sale of investments.......              148,622              (80,160)                52,447
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              148,622              (80,160)                52,447
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            2,366,658              (75,944)             (567,631)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            2,515,280             (156,104)             (515,184)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,822,149   $            99,333   $         (153,888)
                                                             ===================   ===================   ===================


                                                                             BHFTII METLIFE RUSSELL 2000 INDEX
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           300,937   $           306,455   $           284,381
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               94,198                87,016                91,460
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              206,739               219,439               192,921
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              987,120             1,290,463             1,347,619
      Realized gains (losses) on sale of investments.......            1,169,857               419,423               628,722
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            2,156,977             1,709,886             1,976,341
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...              977,215             2,467,895           (3,212,682)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            3,134,192             4,177,781           (1,236,341)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         3,340,931   $         4,397,220   $       (1,043,420)
                                                             ===================   ===================   ===================


                                                                               BHFTII METLIFE STOCK INDEX
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         3,286,757   $         3,384,362   $         3,084,335
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              966,862               907,154               947,135
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            2,319,895             2,477,208             2,137,200
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            5,165,956             7,420,139             7,419,179
      Realized gains (losses) on sale of investments.......            6,944,075             3,944,640             4,032,781
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................           12,110,031            11,364,779            11,451,960
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           21,002,045             4,248,818          (12,442,865)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           33,112,076            15,613,597             (990,905)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        35,431,971   $        18,090,805   $         1,146,295
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                 BHFTII MFS TOTAL RETURN
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $        2,152,117   $         2,414,620   $         2,408,423
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................             404,083               396,326               446,935
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................           1,748,034             2,018,294             1,961,488
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           4,416,732             3,448,849                    --
      Realized gains (losses) on sale of investments.......           1,071,075             1,714,651             2,718,161
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................           5,487,807             5,163,500             2,718,161
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...           2,356,643             (269,570)           (5,073,059)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           7,844,450             4,893,930           (2,354,898)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        9,592,484   $         6,912,224   $         (393,410)
                                                             ==================   ===================   ===================


                                                                                   BHFTII MFS VALUE II
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          341,479   $           208,180   $           240,923
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              42,501                39,614                43,530
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             298,978               168,566               197,393
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                  --               951,482             1,078,095
      Realized gains (losses) on sale of investments.......           (188,633)             (275,936)             (167,745)
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................           (188,633)               675,546               910,350
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             771,489             1,265,299           (1,922,096)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             582,856             1,940,845           (1,011,746)
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          881,834   $         2,109,411   $         (814,353)
                                                             ==================   ===================   ===================


                                                                                    BHFTII MFS VALUE
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,569,658   $        1,647,469   $         1,991,501
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              385,228              366,963               377,090
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................            1,184,430            1,280,506             1,614,411
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            4,634,229            6,571,572            11,442,150
      Realized gains (losses) on sale of investments.......              679,484               74,860               628,124
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................            5,313,713            6,646,432            12,070,274
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...            5,965,591            1,578,916          (14,155,601)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           11,279,304            8,225,348           (2,085,327)
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        12,463,734   $        9,505,854   $         (470,916)
                                                             ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                              BHFTII NEUBERGER BERMAN GENESIS
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2017                   2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           217,291   $           228,662   $           213,902
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              190,792               174,765               182,719
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................               26,499                53,897                31,183
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            4,310,383                    --                    --
      Realized gains (losses) on sale of investments.......            1,364,513               814,366               746,240
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            5,674,896               814,366               746,240
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,961,395             7,403,119             (593,420)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            7,636,291             8,217,485               152,820
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         7,662,790   $         8,271,382   $           184,003
                                                             ===================   ===================   ===================


                                                                           BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            94,617   $            15,408   $            37,059
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              118,732                99,658               105,514
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (24,115)              (84,250)              (68,455)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,864,739             3,208,475             4,740,522
      Realized gains (losses) on sale of investments.......              689,675               264,849               649,692
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            2,554,414             3,473,324             5,390,214
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            6,307,765           (3,089,136)           (2,713,075)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            8,862,179               384,188             2,677,139
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         8,838,064   $           299,938   $         2,608,684
                                                             ===================   ===================   ===================


                                                                          BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2017                  2016                  2015
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            43,616   $            32,104   $            17,067
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               46,310                46,131                50,146
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              (2,694)              (14,027)              (33,079)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              805,448             1,529,031             1,071,724
      Realized gains (losses) on sale of investments.......              247,898               298,846               356,823
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            1,053,346             1,827,877             1,428,547
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            1,738,103             (490,963)           (1,160,514)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            2,791,449             1,336,914               268,033
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,788,755   $         1,322,887   $           234,954
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,048,274   $            838,997   $           900,409
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               179,530                140,797                60,308
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................             1,868,744                698,200               840,101
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......               357,473                133,070                65,736
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               357,473                133,070                65,736
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             1,718,246              2,121,992           (1,260,294)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,075,719              2,255,062           (1,194,558)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,944,463   $          2,953,262   $         (354,457)
                                                             ====================   ====================   ===================


                                                                      BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            192,885   $           190,757   $            133,780
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                21,414                21,418                 20,364
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               171,471               169,339                113,416
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......              (31,836)               (6,136)                  2,510
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................              (31,836)               (6,136)                  2,510
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...              (22,813)              (99,424)              (102,188)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (54,649)             (105,560)               (99,678)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            116,822   $            63,779   $             13,738
                                                             ====================   ===================   ====================


                                                                                FIDELITY VIP EQUITY-INCOME
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,923,113   $         2,387,874   $          3,394,901
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               622,147               574,601                606,167
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................             1,300,966             1,813,273              2,788,734
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             2,324,489             6,581,210             10,152,565
      Realized gains (losses) on sale of investments.......               352,367             (631,680)                 67,497
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................             2,676,856             5,949,530             10,220,062
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...             9,137,284             8,977,403           (17,793,231)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            11,814,140            14,926,933            (7,573,169)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         13,115,106   $        16,740,206   $        (4,784,435)
                                                             ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                AMERICAN FUNDS BOND
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           163,428    $           142,738   $           163,789
   Net realized gains (losses).........................              125,834                 66,006               213,832
   Change in unrealized gains (losses) on investments..               28,599                 97,581             (379,055)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              317,861                306,325               (1,434)
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              444,313                506,093               652,593
   Net transfers (including fixed account).............             (73,839)              (913,320)             1,161,852
   Policy charges......................................            (359,323)              (429,575)             (456,281)
   Transfers for policy benefits and terminations......            (577,136)            (1,038,825)             (646,502)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (565,985)            (1,875,627)               711,662
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            (248,124)            (1,569,302)               710,228
NET ASSETS:
   Beginning of year...................................           10,016,567             11,585,869            10,875,641
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $         9,768,443    $        10,016,567   $        11,585,869
                                                         ===================    ===================   ===================

                                                                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2017                   2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            52,788   $          (56,754)   $         (216,059)
   Net realized gains (losses).........................              471,018             9,699,493             5,818,723
   Change in unrealized gains (losses) on investments..           11,894,330           (8,839,243)           (5,454,543)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           12,418,136               803,496               148,121
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,680,189             3,093,259             3,489,635
   Net transfers (including fixed account).............          (2,016,613)             (980,322)             (787,220)
   Policy charges......................................          (2,212,877)           (2,326,685)           (2,582,894)
   Transfers for policy benefits and terminations......          (3,655,803)           (4,606,799)           (4,386,478)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (5,205,104)           (4,820,547)           (4,266,957)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            7,213,032           (4,017,051)           (4,118,836)
NET ASSETS:
   Beginning of year...................................           51,052,187            55,069,238            59,188,074
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        58,265,219   $        51,052,187   $        55,069,238
                                                         ===================   ===================   ===================

                                                                               AMERICAN FUNDS GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            375,993   $           813,664   $           510,156
   Net realized gains (losses).........................            24,127,305            18,700,682            43,766,689
   Change in unrealized gains (losses) on investments..            26,384,793           (3,454,689)          (32,203,834)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            50,888,091            16,059,657            12,073,011
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             7,610,268             8,617,617             9,335,641
   Net transfers (including fixed account).............           (1,497,134)           (3,643,377)           (3,949,594)
   Policy charges......................................           (7,177,219)           (7,061,579)           (7,308,225)
   Transfers for policy benefits and terminations......          (14,344,071)          (14,510,664)          (10,739,912)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (15,408,156)          (16,598,003)          (12,662,090)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            35,479,935             (538,346)             (589,079)
NET ASSETS:
   Beginning of year...................................           187,207,553           187,745,899           188,334,978
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $        222,687,488   $       187,207,553   $       187,745,899
                                                         ====================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                           AMERICAN FUNDS GROWTH-INCOME
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,502,361    $         1,468,419   $         1,323,652
   Net realized gains (losses).........................           11,276,709             15,407,879            21,525,653
   Change in unrealized gains (losses) on investments..           14,246,924            (3,435,812)          (21,212,717)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           27,025,994             13,440,486             1,636,588
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,202,486              5,750,293             6,344,250
   Net transfers (including fixed account).............          (5,342,701)            (2,034,020)           (1,974,791)
   Policy charges......................................          (5,017,633)            (5,083,358)           (5,258,573)
   Transfers for policy benefits and terminations......          (8,153,503)            (9,666,221)           (6,588,509)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (13,311,351)           (11,033,306)           (7,477,623)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............           13,714,643              2,407,180           (5,841,035)
NET ASSETS:
   Beginning of year...................................          129,647,875            127,240,695           133,081,730
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $       143,362,518    $       129,647,875   $       127,240,695
                                                         ===================    ===================   ===================

                                                                      BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,249,193   $         8,473,171   $          4,547,584
   Net realized gains (losses).........................            29,275,910            56,376,554             40,808,715
   Change in unrealized gains (losses) on investments..            63,903,762          (29,014,440)           (54,948,691)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            97,428,865            35,835,285            (9,592,392)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            16,871,710            18,396,414             19,753,543
   Net transfers (including fixed account).............           (4,188,485)           (3,758,087)            (4,371,744)
   Policy charges......................................          (15,254,586)          (15,533,789)           (16,063,957)
   Transfers for policy benefits and terminations......          (29,974,343)          (29,017,592)           (28,709,175)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (32,545,704)          (29,913,054)           (29,391,333)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            64,883,161             5,922,231           (38,983,725)
NET ASSETS:
   Beginning of year...................................           448,205,834           442,283,603            481,267,328
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $        513,088,995   $       448,205,834   $        442,283,603
                                                         ====================   ===================   ====================

                                                                  BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2017                   2016                  2015
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            41,717   $             98,888   $            32,696
   Net realized gains (losses).........................              292,878                502,778               507,934
   Change in unrealized gains (losses) on investments..              571,304              (239,361)             (345,351)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              905,899                362,305               195,279
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              154,196                169,381               195,412
   Net transfers (including fixed account).............              244,210              (105,208)               173,894
   Policy charges......................................            (184,298)              (188,574)             (190,411)
   Transfers for policy benefits and terminations......            (233,388)              (666,289)             (357,770)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................             (19,280)              (790,690)             (178,875)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              886,619              (428,385)                16,404
NET ASSETS:
   Beginning of year...................................            4,084,299              4,512,684             4,496,280
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $         4,970,918   $          4,084,299   $         4,512,684
                                                         ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI CLARION GLOBAL REAL ESTATE
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           638,503   $            405,824   $           809,091
   Net realized gains (losses).........................            (130,530)              (152,548)             (117,720)
   Change in unrealized gains (losses) on investments..            1,412,416               (70,662)           (1,012,918)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,920,389                182,614             (321,547)
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,080,810              1,292,053             1,459,974
   Net transfers (including fixed account).............            (522,608)               (73,179)             (525,443)
   Policy charges......................................            (721,841)              (873,465)             (970,793)
   Transfers for policy benefits and terminations......          (1,333,152)            (1,826,085)           (1,747,785)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,496,791)            (1,480,676)           (1,784,047)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              423,598            (1,298,062)           (2,105,594)
NET ASSETS:
   Beginning of year...................................           18,971,173             20,269,235            22,374,829
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        19,394,771   $         18,971,173   $        20,269,235
                                                         ===================   ====================   ===================

                                                                        BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           205,527    $            90,860   $            15,511
   Net realized gains (losses).........................            1,591,818                876,319             1,696,765
   Change in unrealized gains (losses) on investments..            4,274,265              (161,648)           (3,384,147)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            6,071,610                805,531           (1,671,871)
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,641,159              1,802,617             2,037,715
   Net transfers (including fixed account).............            (452,764)              (197,931)           (1,434,115)
   Policy charges......................................          (1,665,488)            (1,697,902)           (1,862,671)
   Transfers for policy benefits and terminations......          (2,668,473)            (2,703,873)           (2,352,224)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,145,566)            (2,797,089)           (3,611,295)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            2,926,044            (1,991,558)           (5,283,166)
NET ASSETS:
   Beginning of year...................................           34,210,174             36,201,732            41,484,898
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $        37,136,218    $        34,210,174   $        36,201,732
                                                         ===================    ===================   ===================

                                                                         BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            765,555   $           862,036   $          1,453,028
   Net realized gains (losses).........................               268,473             1,927,794              4,790,886
   Change in unrealized gains (losses) on investments..            12,617,242               528,586            (8,476,331)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            13,651,270             3,318,416            (2,232,417)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,009,971             2,250,191              2,468,340
   Net transfers (including fixed account).............             1,804,133           (1,518,525)              (284,165)
   Policy charges......................................           (1,875,398)           (1,758,891)            (1,968,295)
   Transfers for policy benefits and terminations......           (3,793,387)           (3,423,976)            (3,481,392)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (1,854,681)           (4,451,201)            (3,265,512)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            11,796,589           (1,132,785)            (5,497,929)
NET ASSETS:
   Beginning of year...................................            45,049,915            46,182,700             51,680,629
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         56,846,504   $        45,049,915   $         46,182,700
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI INVESCO SMALL CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                 2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (20,769)   $          (18,211)   $          (10,851)
   Net realized gains (losses).........................              550,986               741,333             1,292,467
   Change in unrealized gains (losses) on investments..              756,426             (235,196)           (1,360,893)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,286,643               487,926              (79,277)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              193,551               215,725               232,586
   Net transfers (including fixed account).............              298,806             (123,748)               283,463
   Policy charges......................................            (188,763)             (204,220)             (219,593)
   Transfers for policy benefits and terminations......            (235,419)             (332,009)             (247,061)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................               68,175             (444,252)                49,395
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            1,354,818                43,674              (29,882)
NET ASSETS:
   Beginning of year...................................            4,974,722             4,931,048             4,960,930
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         6,329,540   $         4,974,722   $         4,931,048
                                                         ===================   ===================   ===================

                                                                         BHFTI MFS RESEARCH INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,222,521   $         1,342,251   $         2,206,415
   Net realized gains (losses).........................            (191,743)           (1,301,141)             (358,795)
   Change in unrealized gains (losses) on investments..           19,398,611           (1,088,295)           (3,283,040)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           20,429,389           (1,047,185)           (1,435,420)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,863,321             4,432,686             4,906,208
   Net transfers (including fixed account).............            (899,869)             (873,396)           (1,312,509)
   Policy charges......................................          (2,922,658)           (2,996,678)           (3,299,792)
   Transfers for policy benefits and terminations......          (4,154,441)           (6,831,885)           (5,168,162)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (4,113,647)           (6,269,273)           (4,874,255)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           16,315,742           (7,316,458)           (6,309,675)
NET ASSETS:
   Beginning of year...................................           74,717,618            82,034,076            88,343,751
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        91,033,360   $        74,717,618   $        82,034,076
                                                         ===================   ===================   ===================

                                                                       BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                 2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (19,816)   $          (85,864)   $         (102,953)
   Net realized gains (losses).........................            1,157,282               691,611               506,288
   Change in unrealized gains (losses) on investments..            5,021,654           (2,361,577)           (1,536,112)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            6,159,120           (1,755,830)           (1,132,777)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,056,235             1,246,656             1,343,581
   Net transfers (including fixed account).............            (399,029)             (398,094)              (60,648)
   Policy charges......................................            (843,236)             (874,619)             (937,258)
   Transfers for policy benefits and terminations......          (1,363,201)           (1,714,775)           (1,038,065)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,549,231)           (1,740,832)             (692,390)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            4,609,889           (3,496,662)           (1,825,167)
NET ASSETS:
   Beginning of year...................................           16,894,375            20,391,037            22,216,204
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        21,504,264   $        16,894,375   $        20,391,037
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           70,246   $            73,527   $            95,962
   Net realized gains (losses).........................             370,810               682,958               679,826
   Change in unrealized gains (losses) on investments..           2,443,512             (812,338)             (388,733)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           2,884,568              (55,853)               387,055
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             321,775               425,689               455,265
   Net transfers (including fixed account).............             302,323           (1,019,733)             (117,266)
   Policy charges......................................           (347,786)             (353,349)             (402,217)
   Transfers for policy benefits and terminations......           (468,736)             (656,655)             (474,883)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (192,424)           (1,604,048)             (539,101)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           2,692,144           (1,659,901)             (152,046)
NET ASSETS:
   Beginning of year...................................           8,119,467             9,779,368             9,931,414
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       10,811,611   $         8,119,467   $         9,779,368
                                                         ==================   ===================   ===================

                                                                      BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          149,036   $          (38,766)   $           557,201
   Net realized gains (losses).........................           (150,711)             (149,855)             (227,489)
   Change in unrealized gains (losses) on investments..             353,031               697,468             (688,348)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             351,356               508,847             (358,636)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             712,118               699,671               808,578
   Net transfers (including fixed account).............              73,729             (282,341)             (891,282)
   Policy charges......................................           (570,188)             (648,405)             (678,748)
   Transfers for policy benefits and terminations......           (512,312)             (555,228)             (866,857)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (296,653)             (786,303)           (1,628,309)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              54,703             (277,456)           (1,986,945)
NET ASSETS:
   Beginning of year...................................          10,401,091            10,678,547            12,665,492
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       10,455,794   $        10,401,091   $        10,678,547
                                                         ==================   ===================   ===================

                                                                            BHFTI PIMCO TOTAL RETURN
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           899,994   $        1,414,388   $         3,054,022
   Net realized gains (losses).........................               29,166            (257,838)             1,751,018
   Change in unrealized gains (losses) on investments..            1,440,420              286,625           (4,222,833)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,369,580            1,443,175               582,207
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,971,953            3,243,750             3,782,627
   Net transfers (including fixed account).............            (551,843)             (79,722)          (64,140,596)
   Policy charges......................................          (2,480,138)          (2,703,606)           (2,893,195)
   Transfers for policy benefits and terminations......          (4,329,611)          (4,303,289)           (3,982,262)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (4,389,639)          (3,842,867)          (67,233,426)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............          (2,020,059)          (2,399,692)          (66,651,219)
NET ASSETS:
   Beginning of year...................................           55,147,274           57,546,966           124,198,185
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        53,127,215   $       55,147,274   $        57,546,966
                                                         ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                        BHFTI SSGA GROWTH AND INCOME ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          199,514   $           190,794   $           199,783
   Net realized gains (losses).........................              78,500               457,112               625,532
   Change in unrealized gains (losses) on investments..             981,299             (175,155)           (1,001,966)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           1,259,313               472,751             (176,651)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             249,445               317,027               350,785
   Net transfers (including fixed account).............            (89,814)                46,148             (336,774)
   Policy charges......................................           (340,510)             (363,699)             (398,534)
   Transfers for policy benefits and terminations......           (923,151)             (282,032)             (941,402)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (1,104,030)             (282,556)           (1,325,925)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............             155,283               190,195           (1,502,576)
NET ASSETS:
   Beginning of year...................................           8,403,489             8,213,294             9,715,870
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $        8,558,772   $         8,403,489   $         8,213,294
                                                         ==================   ===================   ===================

                                                                              BHFTI SSGA GROWTH ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          189,063   $           179,076   $           184,837
   Net realized gains (losses).........................             111,706               513,972               504,969
   Change in unrealized gains (losses) on investments..           1,450,139             (130,842)             (911,232)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           1,750,908               562,206             (221,426)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             390,336               416,801               446,271
   Net transfers (including fixed account).............             324,910             (108,015)               336,655
   Policy charges......................................           (232,364)             (250,367)             (262,837)
   Transfers for policy benefits and terminations......           (174,159)             (281,504)             (910,108)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................             308,723             (223,085)             (390,019)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           2,059,631               339,121             (611,445)
NET ASSETS:
   Beginning of year...................................           8,877,386             8,538,265             9,149,710
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       10,937,017   $         8,877,386   $         8,538,265
                                                         ==================   ===================   ===================

                                                                       BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (133,899)   $        (125,148)   $         (134,819)
   Net realized gains (losses).........................            3,615,245            5,273,356             6,401,725
   Change in unrealized gains (losses) on investments..            4,592,963          (3,172,820)           (4,086,677)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            8,074,309            1,975,388             2,180,229
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,063,061            1,190,007             1,288,965
   Net transfers (including fixed account).............              342,885            (197,531)               557,719
   Policy charges......................................          (1,167,745)          (1,139,173)           (1,170,217)
   Transfers for policy benefits and terminations......          (2,612,434)          (3,048,146)           (2,243,126)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,374,233)          (3,194,843)           (1,566,659)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............            5,700,076          (1,219,455)               613,570
NET ASSETS:
   Beginning of year...................................           33,640,463           34,859,918            34,246,348
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        39,340,539   $       33,640,463   $        34,859,918
                                                         ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                        BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            216,990   $           147,796   $            111,425
   Net realized gains (losses).........................               389,569             1,515,268              1,974,110
   Change in unrealized gains (losses) on investments..             1,820,888             2,409,728            (4,874,326)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,427,447             4,072,792            (2,788,791)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,149,287             1,330,850              1,459,597
   Net transfers (including fixed account).............             (836,509)             (791,542)              (785,119)
   Policy charges......................................           (1,061,160)           (1,128,332)            (1,243,950)
   Transfers for policy benefits and terminations......           (2,080,943)           (3,618,312)            (2,199,121)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,829,325)           (4,207,336)            (2,768,593)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (401,878)             (134,544)            (5,557,384)
NET ASSETS:
   Beginning of year...................................            27,996,885            28,131,429             33,688,813
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         27,595,007   $        27,996,885   $         28,131,429
                                                         ====================   ===================   ====================

                                                                    BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2017                   2016                   2015
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           201,139   $            257,489   $           292,842
   Net realized gains (losses).........................              253,676               (72,904)              (12,050)
   Change in unrealized gains (losses) on investments..            6,708,905                858,474             (780,013)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            7,163,720              1,043,059             (499,221)
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,366,422              1,465,238             1,578,118
   Net transfers (including fixed account).............            (615,345)              (278,947)               137,614
   Policy charges......................................          (1,003,395)              (956,088)             (994,246)
   Transfers for policy benefits and terminations......          (1,423,704)            (1,279,126)           (1,310,279)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (1,676,022)            (1,048,923)             (588,793)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............            5,487,698                (5,864)           (1,088,014)
NET ASSETS:
   Beginning of year...................................           21,451,916             21,457,780            22,545,794
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        26,939,614   $         21,451,916   $        21,457,780
                                                         ===================   ====================   ===================

                                                                            BHFTII BLACKROCK BOND INCOME
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,001,870   $         4,216,332    $         5,065,894
   Net realized gains (losses).........................             (217,470)              (99,177)              1,557,417
   Change in unrealized gains (losses) on investments..             1,497,311              (37,010)            (6,716,514)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,281,711             4,080,145               (93,203)
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,325,522             4,626,451              4,899,695
   Net transfers (including fixed account).............           (2,559,519)             (240,995)             62,501,658
   Policy charges......................................           (4,082,850)           (4,466,664)            (4,374,013)
   Transfers for policy benefits and terminations......           (5,106,171)           (5,426,268)            (4,753,155)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,423,018)           (5,507,476)             58,274,185
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............           (2,141,307)           (1,427,331)             58,180,982
NET ASSETS:
   Beginning of year...................................           140,079,953           141,507,284             83,326,302
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $        137,938,646   $       140,079,953    $       141,507,284
                                                         ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                        BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (838,841)   $          (916,597)   $       (1,009,066)
   Net realized gains (losses).........................             9,836,045             18,675,024            36,765,254
   Change in unrealized gains (losses) on investments..            42,460,992           (18,964,285)          (25,883,426)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            51,458,196            (1,205,858)             9,872,762
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             7,489,941              8,103,309             8,543,156
   Net transfers (including fixed account).............           (1,481,043)            (1,179,307)           (2,813,748)
   Policy charges......................................           (7,658,171)            (7,619,860)           (7,831,810)
   Transfers for policy benefits and terminations......          (11,689,854)           (11,643,226)          (10,667,234)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (13,339,127)           (12,339,084)          (12,769,636)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............            38,119,069           (13,544,942)           (2,896,874)
NET ASSETS:
   Beginning of year...................................           160,000,252            173,545,194           176,442,068
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        198,119,321   $        160,000,252   $       173,545,194
                                                         ====================   ====================   ===================

                                                                       BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (16,595)   $         (141,963)   $          (191,668)
   Net realized gains (losses).........................                66,482                 9,092                     --
   Change in unrealized gains (losses) on investments..               147,931               112,215                     --
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               197,818              (20,656)              (191,668)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,397,526             4,444,824              4,510,636
   Net transfers (including fixed account).............             1,970,520             5,829,786              7,265,137
   Policy charges......................................           (4,177,305)           (4,283,475)            (4,309,821)
   Transfers for policy benefits and terminations......           (6,798,075)           (7,123,367)           (12,887,521)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,607,334)           (1,132,232)            (5,421,569)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (4,409,516)           (1,152,888)            (5,613,237)
NET ASSETS:
   Beginning of year...................................            41,870,567            43,023,455             48,636,692
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         37,461,051   $        41,870,567   $         43,023,455
                                                         ====================   ===================   ====================

                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            128,416   $           302,176   $            201,666
   Net realized gains (losses).........................                63,441                98,647                312,083
   Change in unrealized gains (losses) on investments..               243,945                28,903              (571,423)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               435,802               429,726               (57,674)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               294,096               289,036                720,669
   Net transfers (including fixed account).............               261,582             (134,405)              1,126,129
   Policy charges......................................             (413,231)             (462,688)              (508,669)
   Transfers for policy benefits and terminations......             (796,536)           (3,492,624)              (613,496)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (654,089)           (3,800,681)                724,633
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (218,287)           (3,370,955)                666,959
NET ASSETS:
   Beginning of year...................................             6,652,054            10,023,009              9,356,050
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $          6,433,767   $         6,652,054   $         10,023,009
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                     SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            158,107   $            432,326    $             27,888
   Net realized gains (losses).........................               340,825                750,748                 928,183
   Change in unrealized gains (losses) on investments..               450,295              (491,571)             (1,054,649)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               949,227                691,503                (98,578)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               431,065                532,758                 598,398
   Net transfers (including fixed account).............           (1,884,332)            (1,244,483)                 127,535
   Policy charges......................................             (537,950)              (642,684)               (745,470)
   Transfers for policy benefits and terminations......             (592,788)            (1,280,861)             (1,706,842)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,584,005)            (2,635,270)             (1,726,379)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           (1,634,778)            (1,943,767)             (1,824,957)
NET ASSETS:
   Beginning of year...................................            10,453,913             12,397,680              14,222,637
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          8,819,135   $         10,453,913    $         12,397,680
                                                         ====================   ====================    ====================

                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                     SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            786,582   $          1,431,218   $             222,507
   Net realized gains (losses).........................             2,337,351              4,401,297               4,808,646
   Change in unrealized gains (losses) on investments..             3,525,012            (2,671,803)             (5,588,587)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,648,945              3,160,712               (557,434)
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,179,739              2,259,572               2,698,867
   Net transfers (including fixed account).............                96,103              1,002,293               1,373,348
   Policy charges......................................           (2,120,950)            (2,230,314)             (2,487,104)
   Transfers for policy benefits and terminations......           (3,680,422)            (4,242,307)             (9,110,673)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,525,530)            (3,210,756)             (7,525,562)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             3,123,415               (50,044)             (8,082,996)
NET ASSETS:
   Beginning of year...................................            47,641,401             47,691,445              55,774,441
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         50,764,816   $         47,641,401   $          47,691,445
                                                         ====================   ====================   =====================

                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                     SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            944,402   $          1,753,333    $            153,187
   Net realized gains (losses).........................             4,588,460              7,695,232               3,658,672
   Change in unrealized gains (losses) on investments..             5,496,675            (4,769,332)             (4,915,159)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,029,537              4,679,233             (1,103,300)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,185,461              3,566,721               4,032,329
   Net transfers (including fixed account).............           (2,110,963)              (349,239)                 584,532
   Policy charges......................................           (2,263,210)            (2,551,073)             (2,682,274)
   Transfers for policy benefits and terminations......           (4,967,049)            (4,905,189)             (3,202,800)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,155,761)            (4,238,780)             (1,268,213)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             4,873,776                440,453             (2,371,513)
NET ASSETS:
   Beginning of year...................................            60,581,994             60,141,541              62,513,054
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         65,455,770   $         60,581,994    $         60,141,541
                                                         ====================   ====================    ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                     BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           292,028   $            667,772   $            809,694
   Net realized gains (losses).........................            1,662,479             11,522,920             15,178,182
   Change in unrealized gains (losses) on investments..           10,919,639              8,674,984           (26,681,224)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           12,874,146             20,865,676           (10,693,348)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,909,910              5,398,226              5,718,666
   Net transfers (including fixed account).............          (1,844,710)            (1,895,875)            (1,928,983)
   Policy charges......................................          (4,244,922)            (4,281,611)            (4,330,604)
   Transfers for policy benefits and terminations......          (9,367,713)            (6,246,121)            (7,130,509)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (10,547,435)            (7,025,381)            (7,671,430)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            2,326,711             13,840,295           (18,364,778)
NET ASSETS:
   Beginning of year...................................          110,821,408             96,981,113            115,345,891
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $       113,148,119   $        110,821,408   $         96,981,113
                                                         ===================   ====================   ====================

                                                                      BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2017                   2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           127,309   $            149,898   $             95,235
   Net realized gains (losses).........................              264,597                292,790              1,072,007
   Change in unrealized gains (losses) on investments..              672,197               (41,629)            (1,053,965)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,064,103                401,059                113,277
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              283,173                243,195                283,417
   Net transfers (including fixed account).............            1,232,313                641,907                719,996
   Policy charges......................................            (291,250)              (260,624)              (223,303)
   Transfers for policy benefits and terminations......            (721,788)              (381,596)               (77,057)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              502,448                242,882                703,053
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            1,566,551                643,941                816,330
NET ASSETS:
   Beginning of year...................................            6,768,257              6,124,316              5,307,986
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         8,334,808   $          6,768,257   $          6,124,316
                                                         ===================   ====================   ====================

                                                              BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,862,596    $         2,909,999   $          3,415,829
   Net realized gains (losses).........................           11,907,427             12,030,256             95,028,191
   Change in unrealized gains (losses) on investments..           29,933,330              1,900,347           (93,484,821)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           44,703,353             16,840,602              4,959,199
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           11,017,314             12,047,259             13,172,978
   Net transfers (including fixed account).............          (3,992,915)            (4,192,428)            (6,382,542)
   Policy charges......................................         (10,628,830)           (11,350,943)           (11,244,217)
   Transfers for policy benefits and terminations......         (19,078,386)           (18,463,422)           (16,904,492)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (22,682,817)           (21,959,534)           (21,358,273)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............           22,020,536            (5,118,932)           (16,399,074)
NET ASSETS:
   Beginning of year...................................          252,229,157            257,348,089            273,747,163
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $       274,249,693    $       252,229,157   $        257,348,089
                                                         ===================    ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                          BHFTII FRONTIER MID CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (14,985)   $          (14,337)   $          (17,379)
   Net realized gains (losses).........................              220,346               509,325               822,294
   Change in unrealized gains (losses) on investments..              680,907             (312,138)             (705,077)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              886,268               182,850                99,838
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              182,671               214,332               235,444
   Net transfers (including fixed account).............            (149,839)             (388,604)             (173,987)
   Policy charges......................................            (151,304)             (164,534)             (197,367)
   Transfers for policy benefits and terminations......            (362,717)             (404,941)             (255,481)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (481,189)             (743,747)             (391,391)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              405,079             (560,897)             (291,553)
NET ASSETS:
   Beginning of year...................................            3,730,623             4,291,520             4,583,073
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         4,135,702   $         3,730,623   $         4,291,520
                                                         ===================   ===================   ===================

                                                                              BHFTII JENNISON GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (8,726)   $          (11,384)   $          (15,940)
   Net realized gains (losses).........................            1,284,082             1,757,364             2,314,447
   Change in unrealized gains (losses) on investments..            3,102,626           (1,802,514)           (1,073,597)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            4,377,982              (56,534)             1,224,910
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              455,985               530,300               551,848
   Net transfers (including fixed account).............            (842,827)              (55,539)             1,613,904
   Policy charges......................................            (465,726)             (485,570)             (476,994)
   Transfers for policy benefits and terminations......            (967,333)             (745,105)             (985,328)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,819,901)             (755,914)               703,430
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            2,558,081             (812,448)             1,928,340
NET ASSETS:
   Beginning of year...................................           13,135,405            13,947,853            12,019,513
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        15,693,486   $        13,135,405   $        13,947,853
                                                         ===================   ===================   ===================

                                                                        BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (358,249)   $         (283,948)   $         (559,781)
   Net realized gains (losses).........................           12,541,806            13,377,144            21,456,644
   Change in unrealized gains (losses) on investments..            7,715,886            10,188,731          (23,407,147)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           19,899,443            23,281,927           (2,510,284)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,606,131             5,015,247             5,359,431
   Net transfers (including fixed account).............          (4,960,644)           (1,776,033)           (2,549,482)
   Policy charges......................................          (5,137,896)           (5,264,668)           (5,408,724)
   Transfers for policy benefits and terminations......          (9,454,890)           (9,243,487)           (9,075,409)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (14,947,299)          (11,268,941)          (11,674,184)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            4,952,144            12,012,986          (14,184,468)
NET ASSETS:
   Beginning of year...................................          146,223,198           134,210,212           148,394,680
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $       151,175,342   $       146,223,198   $       134,210,212
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                       BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (31,732)   $          (28,707)   $           (34,214)
   Net realized gains (losses).........................              708,108               949,748              1,584,054
   Change in unrealized gains (losses) on investments..            1,644,037             (468,063)            (1,413,526)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,320,413               452,978                136,314
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              378,669               440,544                474,946
   Net transfers (including fixed account).............              657,312             (255,707)              (552,274)
   Policy charges......................................            (320,892)             (322,215)              (350,964)
   Transfers for policy benefits and terminations......            (692,507)             (804,053)              (480,891)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................               22,582             (941,431)              (909,183)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            2,342,995             (488,453)              (772,869)
NET ASSETS:
   Beginning of year...................................            8,122,664             8,611,117              9,383,986
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        10,465,659   $         8,122,664   $          8,611,117
                                                         ===================   ===================   ====================

                                                                        BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         4,236,538    $         4,086,000   $         4,189,060
   Net realized gains (losses).........................             (33,652)                 24,674                 8,045
   Change in unrealized gains (losses) on investments..              497,586              (783,672)           (3,887,571)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            4,700,472              3,327,002               309,534
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,196,401              1,305,177             1,352,213
   Net transfers (including fixed account).............          (1,050,432)              2,846,528             (385,112)
   Policy charges......................................          (2,266,799)            (2,368,667)           (2,240,992)
   Transfers for policy benefits and terminations......          (1,445,533)            (1,581,869)           (2,518,513)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,566,363)                201,169           (3,792,404)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            1,134,109              3,528,171           (3,482,870)
NET ASSETS:
   Beginning of year...................................          147,788,785            144,260,614           147,743,484
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $       148,922,894    $       147,788,785   $       144,260,614
                                                         ===================    ===================   ===================

                                                                        BHFTII METLIFE MID CAP STOCK INDEX
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           265,695   $           213,627   $           187,277
   Net realized gains (losses).........................            2,378,787             2,289,386             2,065,143
   Change in unrealized gains (losses) on investments..            1,158,170             1,889,340           (2,899,011)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            3,802,652             4,392,353             (646,591)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              867,714               934,167             1,038,906
   Net transfers (including fixed account).............            (523,505)               118,281               583,456
   Policy charges......................................            (909,283)             (894,511)             (916,783)
   Transfers for policy benefits and terminations......          (1,466,809)           (1,617,123)           (1,537,976)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,031,883)           (1,459,186)             (832,397)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            1,770,769             2,933,167           (1,478,988)
NET ASSETS:
   Beginning of year...................................           25,811,220            22,878,053            24,357,041
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        27,581,989   $        25,811,220   $        22,878,053
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTII METLIFE MSCI EAFE INDEX
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           306,869   $           255,437   $           361,296
   Net realized gains (losses).........................              148,622              (80,160)                52,447
   Change in unrealized gains (losses) on investments..            2,366,658              (75,944)             (567,631)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,822,149                99,333             (153,888)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              519,389               635,310               656,528
   Net transfers (including fixed account).............            1,018,618             (163,923)               163,200
   Policy charges......................................            (461,060)             (442,050)             (463,081)
   Transfers for policy benefits and terminations......          (1,035,506)             (685,262)             (829,576)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................               41,441             (655,925)             (472,929)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            2,863,590             (556,592)             (626,817)
NET ASSETS:
   Beginning of year...................................           11,072,171            11,628,763            12,255,580
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        13,935,761   $        11,072,171   $        11,628,763
                                                         ===================   ===================   ===================

                                                                         BHFTII METLIFE RUSSELL 2000 INDEX
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           206,739   $           219,439   $           192,921
   Net realized gains (losses).........................            2,156,977             1,709,886             1,976,341
   Change in unrealized gains (losses) on investments..              977,215             2,467,895           (3,212,682)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            3,340,931             4,397,220           (1,043,420)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              876,237               997,329             1,050,223
   Net transfers (including fixed account).............            (960,059)                92,123               371,172
   Policy charges......................................            (891,704)             (860,533)             (914,079)
   Transfers for policy benefits and terminations......          (1,651,154)           (1,173,331)           (1,574,631)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,626,680)             (944,412)           (1,067,315)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              714,251             3,452,808           (2,110,735)
NET ASSETS:
   Beginning of year...................................           25,331,518            21,878,710            23,989,445
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        26,045,769   $        25,331,518   $        21,878,710
                                                         ===================   ===================   ===================

                                                                           BHFTII METLIFE STOCK INDEX
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,319,895   $         2,477,208   $         2,137,200
   Net realized gains (losses).........................           12,110,031            11,364,779            11,451,960
   Change in unrealized gains (losses) on investments..           21,002,045             4,248,818          (12,442,865)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           35,431,971            18,090,805             1,146,295
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            6,477,524             7,114,680             7,622,007
   Net transfers (including fixed account).............          (2,194,313)           (1,432,556)           (1,151,182)
   Policy charges......................................          (8,245,609)           (8,246,436)           (8,178,685)
   Transfers for policy benefits and terminations......         (12,465,687)           (9,631,621)           (8,761,527)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (16,428,085)          (12,195,933)          (10,469,387)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           19,003,886             5,894,872           (9,323,092)
NET ASSETS:
   Beginning of year...................................          177,386,668           171,491,796           180,814,888
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $       196,390,554   $       177,386,668   $       171,491,796
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                             BHFTII MFS TOTAL RETURN
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        1,748,034   $         2,018,294   $         1,961,488
   Net realized gains (losses).........................           5,487,807             5,163,500             2,718,161
   Change in unrealized gains (losses) on investments..           2,356,643             (269,570)           (5,073,059)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           9,592,484             6,912,224             (393,410)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           3,463,785             3,768,351             4,384,738
   Net transfers (including fixed account).............             329,045           (1,712,132)           (7,025,315)
   Policy charges......................................         (3,647,989)           (3,760,979)           (4,281,913)
   Transfers for policy benefits and terminations......         (4,293,058)           (6,200,916)           (4,433,748)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (4,148,217)           (7,905,676)          (11,356,238)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           5,444,267             (993,452)          (11,749,648)
NET ASSETS:
   Beginning of year...................................          82,408,204            83,401,656            95,151,304
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       87,852,471   $        82,408,204   $        83,401,656
                                                         ==================   ===================   ===================

                                                                               BHFTII MFS VALUE II
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          298,978   $           168,566   $           197,393
   Net realized gains (losses).........................           (188,633)               675,546               910,350
   Change in unrealized gains (losses) on investments..             771,489             1,265,299           (1,922,096)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             881,834             2,109,411             (814,353)
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             562,370               705,978               669,805
   Net transfers (including fixed account).............           (548,289)               302,229              (88,139)
   Policy charges......................................           (507,729)             (518,287)             (546,852)
   Transfers for policy benefits and terminations......           (979,934)             (859,512)             (806,748)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (1,473,582)             (369,592)             (771,934)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (591,748)             1,739,819           (1,586,287)
NET ASSETS:
   Beginning of year...................................          13,484,922            11,745,103            13,331,390
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       12,893,174   $        13,484,922   $        11,745,103
                                                         ==================   ===================   ===================

                                                                                BHFTII MFS VALUE
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,184,430   $        1,280,506   $         1,614,411
   Net realized gains (losses).........................            5,313,713            6,646,432            12,070,274
   Change in unrealized gains (losses) on investments..            5,965,591            1,578,916          (14,155,601)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           12,463,734            9,505,854             (470,916)
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,131,176            3,447,044             3,757,458
   Net transfers (including fixed account).............            (983,803)              640,829             (452,536)
   Policy charges......................................          (3,111,781)          (3,278,145)           (3,283,212)
   Transfers for policy benefits and terminations......          (7,872,867)          (4,328,910)           (3,324,555)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (8,837,275)          (3,519,182)           (3,302,845)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............            3,626,459            5,986,672           (3,773,761)
NET ASSETS:
   Beginning of year...................................           77,194,513           71,207,841            74,981,602
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        80,820,972   $       77,194,513   $        71,207,841
                                                         ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                          BHFTII NEUBERGER BERMAN GENESIS
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2017                   2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            26,499   $            53,897   $            31,183
   Net realized gains (losses).........................            5,674,896               814,366               746,240
   Change in unrealized gains (losses) on investments..            1,961,395             7,403,119             (593,420)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            7,662,790             8,271,382               184,003
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,532,225             2,869,202             3,090,348
   Net transfers (including fixed account).............            (455,266)             (493,292)           (1,039,183)
   Policy charges......................................          (2,222,940)           (2,252,111)           (2,259,532)
   Transfers for policy benefits and terminations......          (4,133,040)           (3,495,598)           (3,344,090)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (4,279,021)           (3,371,799)           (3,552,457)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            3,383,769             4,899,583           (3,368,454)
NET ASSETS:
   Beginning of year...................................           52,423,106            47,523,523            50,891,977
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        55,806,875   $        52,423,106   $        47,523,523
                                                         ===================   ===================   ===================

                                                                       BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (24,115)   $          (84,250)   $          (68,455)
   Net realized gains (losses).........................            2,554,414             3,473,324             5,390,214
   Change in unrealized gains (losses) on investments..            6,307,765           (3,089,136)           (2,713,075)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            8,838,064               299,938             2,608,684
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,040,953             1,181,585             1,296,276
   Net transfers (including fixed account).............            1,967,995              (15,225)               575,374
   Policy charges......................................          (1,090,850)           (1,011,886)           (1,076,437)
   Transfers for policy benefits and terminations......          (2,265,375)           (1,564,876)           (1,415,513)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (347,277)           (1,410,402)             (620,300)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            8,490,787           (1,110,464)             1,988,384
NET ASSETS:
   Beginning of year...................................           26,713,206            27,823,670            25,835,286
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        35,203,993   $        26,713,206   $        27,823,670
                                                         ===================   ===================   ===================

                                                                      BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2017                  2016                  2015
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (2,694)   $          (14,027)   $          (33,079)
   Net realized gains (losses).........................            1,053,346             1,827,877             1,428,547
   Change in unrealized gains (losses) on investments..            1,738,103             (490,963)           (1,160,514)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,788,755             1,322,887               234,954
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              404,680               390,648               430,528
   Net transfers (including fixed account).............            1,380,060               (9,996)             1,482,639
   Policy charges......................................            (472,945)             (427,583)             (430,119)
   Transfers for policy benefits and terminations......            (823,487)           (1,937,552)             (830,376)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              488,308           (1,984,483)               652,672
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            3,277,063             (661,596)               887,626
NET ASSETS:
   Beginning of year...................................           11,926,422            12,588,018            11,700,392
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        15,203,485   $        11,926,422   $        12,588,018
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                            BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,868,744   $            698,200   $           840,101
   Net realized gains (losses).........................               357,473                133,070                65,736
   Change in unrealized gains (losses) on investments..             1,718,246              2,121,992           (1,260,294)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,944,463              2,953,262             (354,457)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,220,583              2,294,370               833,570
   Net transfers (including fixed account).............           (1,435,273)             35,550,228               229,203
   Policy charges......................................           (1,994,604)            (1,746,853)             (674,526)
   Transfers for policy benefits and terminations......           (3,052,863)            (4,108,733)             (831,296)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,262,157)             31,989,012             (443,049)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             (317,694)             34,942,274             (797,506)
NET ASSETS:
   Beginning of year...................................            52,174,170             17,231,896            18,029,402
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         51,856,476   $         52,174,170   $        17,231,896
                                                         ====================   ====================   ===================

                                                                  BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            171,471   $           169,339   $            113,416
   Net realized gains (losses).........................              (31,836)               (6,136)                  2,510
   Change in unrealized gains (losses) on investments..              (22,813)              (99,424)              (102,188)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               116,822                63,779                 13,738
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               352,909               366,742                394,520
   Net transfers (including fixed account).............               571,311             1,491,838              1,104,017
   Policy charges......................................             (290,761)             (309,472)              (289,555)
   Transfers for policy benefits and terminations......             (973,465)             (773,772)              (651,842)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (340,006)               775,336                557,140
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (223,184)               839,115                570,878
NET ASSETS:
   Beginning of year...................................             7,723,825             6,884,710              6,313,832
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $          7,500,641   $         7,723,825   $          6,884,710
                                                         ====================   ===================   ====================

                                                                            FIDELITY VIP EQUITY-INCOME
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,300,966   $         1,813,273   $          2,788,734
   Net realized gains (losses).........................             2,676,856             5,949,530             10,220,062
   Change in unrealized gains (losses) on investments..             9,137,284             8,977,403           (17,793,231)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            13,115,106            16,740,206            (4,784,435)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,206,256             4,644,242              4,932,004
   Net transfers (including fixed account).............             (315,610)             (735,717)            (1,509,694)
   Policy charges......................................           (4,377,796)           (4,445,156)            (4,486,151)
   Transfers for policy benefits and terminations......           (6,584,885)           (6,228,082)            (6,225,154)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,072,035)           (6,764,713)            (7,288,995)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             6,043,071             9,975,493           (12,073,430)
NET ASSETS:
   Beginning of year...................................           111,079,958           101,104,465            113,177,895
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $        117,123,029   $       111,079,958   $        101,104,465
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Life Separate (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on January 31, 1983 to support the Company's operations with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a Delaware corporation (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial."

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*
Fidelity Variable Insurance Products ("Fidelity VIP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the policy owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Bond Sub-Account                       BHFTI Brighthouse Asset Allocation 100 Sub-Account
American Funds Global Small Capitalization            BHFTI Brighthouse/Wellington Large Cap Research
   Sub-Account                                          Sub-Account
American Funds Growth Sub-Account                     BHFTI Clarion Global Real Estate Sub-Account
American Funds Growth-Income Sub-Account              BHFTI ClearBridge Aggressive Growth Sub-Account

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTI Harris Oakmark International Sub-Account            BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Small Cap Growth Sub-Account                  Opportunities Sub-Account
BHFTI MFS Research International Sub-Account              BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Morgan Stanley Mid Cap Growth Sub-Account           BHFTII Jennison Growth Sub-Account
BHFTI Oppenheimer Global Equity Sub-Account               BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI PIMCO Inflation Protected Bond Sub-Account          BHFTII Loomis Sayles Small Cap Growth Sub-Account
BHFTI PIMCO Total Return Sub-Account                      BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI SSGA Growth and Income ETF Sub-Account              BHFTII MetLife Mid Cap Stock Index Sub-Account
BHFTI SSGA Growth ETF Sub-Account                         BHFTII MetLife MSCI EAFE Index Sub-Account
BHFTI T. Rowe Price Mid Cap Growth Sub-Account            BHFTII MetLife Russell 2000 Index Sub-Account
BHFTI Victory Sycamore Mid Cap Value Sub-Account          BHFTII MetLife Stock Index Sub-Account
BHFTII Baillie Gifford International Stock Sub-Account    BHFTII MFS Total Return Sub-Account
BHFTII BlackRock Bond Income Sub-Account                  BHFTII MFS Value II Sub-Account
BHFTII BlackRock Capital Appreciation Sub-Account         BHFTII MFS Value Sub-Account
BHFTII BlackRock Ultra-Short Term Bond Sub-Account        BHFTII Neuberger Berman Genesis Sub-Account
BHFTII Brighthouse Asset Allocation 20 Sub-Account        BHFTII T. Rowe Price Large Cap Growth Sub-Account
BHFTII Brighthouse Asset Allocation 40 Sub-Account        BHFTII T. Rowe Price Small Cap Growth Sub-Account
BHFTII Brighthouse Asset Allocation 60 Sub-Account        BHFTII Western Asset Management Strategic Bond
BHFTII Brighthouse Asset Allocation 80 Sub-Account          Opportunities Sub-Account
BHFTII Brighthouse/Artisan Mid Cap Value                  BHFTII Western Asset Management U.S. Government
   Sub-Account                                              Sub-Account
BHFTII Brighthouse/Wellington Balanced Sub-Account        Fidelity VIP Equity-Income Sub-Account

3. PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) BlackRock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value                          (BHFTII) Brighthouse/Artisan Mid Cap Value
   Portfolio                                               Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF)Met/Wellington Core Equity Opportunities            (BHFTII)Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Sub-Accounts and are credited as policy owner cash value.


NET TRANSFERS
Funds transferred by the policy owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


Each Sub-Account calculates a daily performance measure called a "unit value," which reflects changes in the net asset value per share of the underlying assets of the fund or portfolio including daily charges against the Sub-Account for mortality and expense risk charges, where applicable, and any dividend or capital gain distributions from the fund or portfolio.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.

      The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


For some Policies, a Mortality and Expense Risk charge ranging from 0.10% to 0.90% and an Administrative charge ranging from 0.10% to 0.35% is assessed on a monthly basis through the reduction in policy owner cash values. Other policy charges that are assessed through the reduction in policy owner cash values generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Policy administrative charges range from $.02 to $.35 for every $1,000 of the policy face amount and are assessed per policy per month. Policy fees range from $5 to $58.41 and are assessed monthly depending on the policy and the policy year.

In addition, the Policies impose a surrender charge if the policy is partially or fully surrendered within the specified surrender charge period that ranges from 0% to 90% of the policy's target premium. Certain policies have an additional surrender charge that ranges from $0 to $5 per $1,000 of policy face amount. Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0 to $500 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $.86 to $67.77 per $100 of the benefit provided. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts for the years ended December 31, 2017, 2016, and 2015.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC, ("Brighthouse Advisers") an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                 AS OF
                                              DECEMBER 31
                                       ------------------------

                                          SHARES     COST ($)
                                       ----------  ------------
                                           2017        2017
                                       ----------  ------------
     American Funds Bond
       Sub-Account...................     913,834     9,888,866
     American Funds Global Small
       Capitalization Sub-Account....   2,357,040    48,307,506
     American Funds Growth
       Sub-Account...................   2,878,953   169,788,028
     American Funds Growth-Income
       Sub-Account...................   2,884,003   113,306,976
     BHFTI Brighthouse Asset
       Allocation 100 Sub-Account....  38,520,594   441,171,882
     BHFTI Brighthouse/Wellington
       Large Cap Research
       Sub-Account...................     310,363     3,578,067
     BHFTI Clarion Global Real Estate
       Sub-Account...................   1,557,849    19,614,552
     BHFTI ClearBridge Aggressive
       Growth Sub-Account............   2,018,361    24,555,385
     BHFTI Harris Oakmark
       International Sub-Account.....   3,359,837    49,062,631
     BHFTI Invesco Small Cap
       Growth Sub-Account............     408,098     6,004,330
     BHFTI MFS Research
       International Sub-Account.....   7,117,740    84,481,116
     BHFTI Morgan Stanley Mid Cap
       Growth Sub-Account............   1,066,176    12,530,855
     BHFTI Oppenheimer Global
       Equity Sub-Account............     413,611     7,240,691
     BHFTI PIMCO Inflation
       Protected Bond Sub-Account....   1,049,742    11,227,344
     BHFTI PIMCO Total Return
       Sub-Account...................   4,592,295    54,557,796
     BHFTI SSGA Growth and Income
       ETF Sub-Account...............     683,612     7,853,569
     BHFTI SSGA Growth ETF
       Sub-Account...................     849,810     9,839,201
     BHFTI T. Rowe Price Mid Cap
       Growth Sub-Account............   3,300,493    32,494,546
     BHFTI Victory Sycamore
       Mid Cap Value Sub-Account.....   1,320,978    23,262,990
     BHFTII Baillie Gifford
       International Stock
       Sub-Account...................   2,005,912    20,892,799
     BHFTII BlackRock Bond Income
       Sub-Account...................   1,290,024   141,121,909
     BHFTII BlackRock Capital
       Appreciation Sub-Account......   4,563,056   110,974,701
     BHFTII BlackRock
       Ultra-Short Term Bond
       Sub-Account...................     371,575    37,202,051
     BHFTII Brighthouse Asset
       Allocation 20 Sub-Account.....     584,362     6,586,831
     BHFTII Brighthouse Asset
       Allocation 40 Sub-Account.....     738,000     8,466,806
     BHFTII Brighthouse Asset
       Allocation 60 Sub-Account.....   3,990,883    45,864,659


                                                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------------------------------
                                                     COST OF                              PROCEEDS
                                                  PURCHASES ($)                        FROM SALES ($)
                                       -----------------------------------  ------------------------------------
                                          2017        2016         2015         2017        2016        2015
                                       ----------  ----------  -----------  -----------  ----------  ----------
     American Funds Bond
       Sub-Account...................   1,072,778   1,357,959    2,639,154    1,333,556   3,056,978   1,557,365
     American Funds Global Small
       Capitalization Sub-Account....   1,549,754  10,958,421    5,773,642    6,700,944   6,155,740   5,665,604
     American Funds Growth
       Sub-Account...................  25,266,332  18,944,831   43,673,187   20,335,799  18,307,336  16,707,828
     American Funds Growth-Income
       Sub-Account...................  12,354,642  16,890,743   22,449,485   15,510,207  12,569,768   9,502,517
     BHFTI Brighthouse Asset
       Allocation 100 Sub-Account....  34,243,596  67,720,405   44,084,924   36,219,388  33,362,098  33,479,124
     BHFTI Brighthouse/Wellington
       Large Cap Research
       Sub-Account...................     685,303     642,226      837,648      490,265   1,031,781     643,078
     BHFTI Clarion Global Real Estate
       Sub-Account...................   1,349,613   1,166,220    1,770,333    2,207,626   2,243,582   2,742,449
     BHFTI ClearBridge Aggressive
       Growth Sub-Account............   2,290,913   1,410,125    2,746,299    5,227,259   4,117,364   6,357,821
     BHFTI Harris Oakmark
       International Sub-Account.....   4,441,446   4,515,213    8,584,773    5,528,609   5,234,726   5,687,136
     BHFTI Invesco Small Cap
       Growth Sub-Account............   1,395,215   1,173,142    1,751,054      769,356     790,445     480,073
     BHFTI MFS Research
       International Sub-Account.....   3,569,710   2,285,872    3,420,716    6,458,275   7,215,553   6,009,248
     BHFTI Morgan Stanley Mid Cap
       Growth Sub-Account............   1,933,795     849,101      646,722    3,502,252   2,675,707   1,444,470
     BHFTI Oppenheimer Global
       Equity Sub-Account............   1,383,871     901,077    1,562,630    1,505,921   1,996,332   1,934,546
     BHFTI PIMCO Inflation
       Protected Bond Sub-Account....   1,561,232     469,289      986,589    1,707,199   1,284,477   2,064,631
     BHFTI PIMCO Total Return
       Sub-Account...................   3,680,244   4,047,137    5,272,100    6,893,015   6,491,403  68,717,897
     BHFTI SSGA Growth and Income
       ETF Sub-Account...............     618,708   1,072,214    1,299,621    1,497,139     683,278   1,918,562
     BHFTI SSGA Growth ETF
       Sub-Account...................   1,276,619   1,141,636    1,312,987      680,366     635,907   1,007,181
     BHFTI T. Rowe Price Mid Cap
       Growth Sub-Account............   4,825,697   5,871,140    7,843,049    4,314,878   4,288,426   4,235,626
     BHFTI Victory Sycamore
       Mid Cap Value Sub-Account.....   1,182,364   1,811,919    2,178,987    3,794,350   4,548,102   3,271,563
     BHFTII Baillie Gifford
       International Stock
       Sub-Account...................     703,672     719,622    1,106,834    2,177,200   1,512,361   1,398,869
     BHFTII BlackRock Bond Income
       Sub-Account...................   5,389,893   5,821,986   71,948,496    8,806,904   7,114,987   7,012,727
     BHFTII BlackRock Capital
       Appreciation Sub-Account......   4,803,739  15,163,817   30,664,083   14,762,364  13,995,239  14,159,082
     BHFTII BlackRock
       Ultra-Short Term Bond
       Sub-Account...................   9,061,350   9,154,794   14,254,200   13,680,958  10,441,852  19,846,994
     BHFTII Brighthouse Asset
       Allocation 20 Sub-Account.....     769,906     945,254    2,319,563    1,188,378   4,133,972   1,074,512
     BHFTII Brighthouse Asset
       Allocation 40 Sub-Account.....     911,874   1,771,767    1,285,276    3,076,531   3,174,029   2,262,623
     BHFTII Brighthouse Asset
       Allocation 60 Sub-Account.....   5,781,903   7,844,775    6,574,589    6,613,520   5,420,480  10,510,317

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                               AS OF
                                            DECEMBER 31
                                     -----------------------

                                        SHARES     COST ($)
                                     ----------  -----------
                                         2017        2017
                                     ----------  -----------
     BHFTII Brighthouse Asset
       Allocation 80 Sub-Account...   4,593,342   53,646,245
     BHFTII Brighthouse/Artisan
       Mid Cap Value Sub-Account...     436,886   91,512,267
     BHFTII Brighthouse/Wellington
       Balanced Sub-Account........     408,974    7,581,021
     BHFTII Brighthouse/Wellington
       Core Equity Opportunities
       Sub-Account.................   8,490,885  235,176,065
     BHFTII Frontier Mid Cap
       Growth Sub-Account..........     107,617    3,327,977
     BHFTII Jennison Growth
       Sub-Account.................     931,339   12,384,439
     BHFTII Loomis Sayles Small Cap
       Core Sub-Account............     519,862  116,170,382
     BHFTII Loomis Sayles Small Cap
       Growth Sub-Account..........     698,633    8,261,642
     BHFTII MetLife Aggregate Bond
       Index Sub-Account...........  13,662,550  150,911,164
     BHFTII MetLife Mid Cap Stock
       Index Sub-Account...........   1,362,701   20,708,962
     BHFTII MetLife MSCI EAFE
       Index Sub-Account...........     957,757   11,937,177
     BHFTII MetLife Russell 2000
       Index Sub-Account...........   1,184,965   18,009,290
     BHFTII MetLife Stock Index
       Sub-Account.................   3,677,702  122,341,322
     BHFTII MFS Total Return
       Sub-Account.................     496,257   70,245,037
     BHFTII MFS Value II
       Sub-Account.................   1,363,004   13,296,271
     BHFTII MFS Value
       Sub-Account.................   4,860,044   71,544,172
     BHFTII Neuberger Berman
       Genesis Sub-Account.........   2,464,043   38,918,066
     BHFTII T. Rowe Price Large Cap
       Growth Sub-Account..........   1,389,329   27,202,992
     BHFTII T. Rowe Price Small Cap
       Growth Sub-Account..........     615,844   12,061,618
     BHFTII Western Asset
       Management Strategic Bond
       Opportunities Sub-Account...   3,722,611   48,157,147
     BHFTII Western Asset
       Management U.S. Government
       Sub-Account.................     643,853    7,696,161
     Fidelity VIP Equity-Income
       Sub-Account.................   4,902,660  106,977,611


                                                          FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------------------------------------------
                                                  COST OF                              PROCEEDS
                                               PURCHASES ($)                        FROM SALES ($)
                                     ----------------------------------  ------------------------------------
                                        2017         2016       2015        2017         2016        2015
                                     ----------  ----------  ----------  ----------  -----------  -----------
     BHFTII Brighthouse Asset
       Allocation 80 Sub-Account...   6,304,356  10,148,712   5,271,030   8,075,766    5,550,349    3,524,482
     BHFTII Brighthouse/Artisan
       Mid Cap Value Sub-Account...   2,341,830  13,045,003  15,459,889  12,590,150    8,228,093    8,634,906
     BHFTII Brighthouse/Wellington
       Balanced Sub-Account........   1,980,281   1,251,827   2,493,457   1,156,380      568,026      846,472
     BHFTII Brighthouse/Wellington
       Core Equity Opportunities
       Sub-Account.................  14,358,592  15,968,342  95,294,521  24,442,458   23,748,392   23,115,912
     BHFTII Frontier Mid Cap
       Growth Sub-Account..........     500,477     751,435   1,659,581     900,341    1,029,219    1,451,649
     BHFTII Jennison Growth
       Sub-Account.................   1,918,304   2,765,306   4,561,446   2,764,836    1,776,664    2,027,190
     BHFTII Loomis Sayles Small Cap
       Core Sub-Account............  10,628,672  12,690,682  19,152,766  16,580,743   12,190,462   12,901,104
     BHFTII Loomis Sayles Small Cap
       Growth Sub-Account..........   2,139,188   1,136,023   1,937,239   1,693,363    1,201,077    1,620,443
     BHFTII MetLife Aggregate Bond
       Index Sub-Account...........   4,891,194   7,246,757   5,806,448   4,221,491    2,969,226    5,403,893
     BHFTII MetLife Mid Cap Stock
       Index Sub-Account...........   3,261,941   3,360,623   3,099,234   3,375,200    2,779,112    2,223,339
     BHFTII MetLife MSCI EAFE
       Index Sub-Account...........   2,482,132     896,993   1,241,530   2,134,388    1,297,366    1,354,120
     BHFTII MetLife Russell 2000
       Index Sub-Account...........   2,739,331   2,658,599   2,655,653   4,172,553    2,094,374    2,181,352
     BHFTII MetLife Stock Index
       Sub-Account.................  11,711,003  11,921,771  12,048,828  20,655,319   14,211,412   12,999,737
     BHFTII MFS Total Return
       Sub-Account.................   7,645,681   6,804,097   3,510,446   5,628,129    9,242,750   13,029,186
     BHFTII MFS Value II
       Sub-Account.................     872,589   2,268,930   1,904,725   2,046,463    1,518,638    1,401,159
     BHFTII MFS Value
       Sub-Account.................   6,962,266   9,777,846  15,018,281   9,981,641    5,443,200    5,461,967
     BHFTII Neuberger Berman
       Genesis Sub-Account.........   4,956,225     744,897     695,401   4,892,994    4,064,503    4,216,527
     BHFTII T. Rowe Price Large Cap
       Growth Sub-Account..........   5,753,243   5,109,654   7,121,130   4,257,649    3,399,793    3,064,807
     BHFTII T. Rowe Price Small Cap
       Growth Sub-Account..........   2,822,651   2,361,111   3,231,008   1,529,846    2,831,542    1,539,371
     BHFTII Western Asset
       Management Strategic Bond
       Opportunities Sub-Account...   3,741,922  38,483,507   2,049,339   6,136,139    5,809,561    1,638,336
     BHFTII Western Asset
       Management U.S. Government
       Sub-Account.................   1,196,734   2,592,734   1,799,434   1,365,123    1,657,254    1,118,253
     Fidelity VIP Equity-Income
       Sub-Account.................   5,254,088   9,438,912  14,096,944   8,699,101    7,814,225    8,458,737

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of total returns and expenses as a percentage of average net assets, excluding expenses for the underlying fund or portfolio, and the investment income ratio to average net assets, for each of the five years ended December 31, 2017. The table shows the ranges of total returns of the Sub-Accounts for all Policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charged against the Sub-Account assets, where applicable, for each type of policy. These figures do not reflect charges deducted from the premiums and the cash values of the Policies as such charges will affect the actual cash values and benefits of the Policies.

                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------   ----------------
  American Funds Bond                                    2017       9,768,443         1.92         0.00 - 0.90           2.74 - 3.66
     Sub-Account                                         2016      10,016,567         1.61         0.00 - 0.90           2.02 - 2.94
                                                         2015      11,585,869         1.83         0.00 - 0.90         (0.62) - 0.27
                                                         2014      10,875,641         1.95         0.00 - 0.90           4.33 - 5.28
                                                         2013      10,270,684         1.78         0.00 - 0.90       (3.03) - (2.16)

  American Funds Global Small Capitalization             2017      58,265,219         0.43         0.00 - 0.90         24.77 - 25.89
     Sub-Account                                         2016      51,052,187         0.24         0.00 - 0.90           1.18 - 2.10
                                                         2015      55,069,238           --         0.00 - 0.90         (0.63) - 0.27
                                                         2014      59,188,074         0.12         0.00 - 0.90           1.21 - 2.12
                                                         2013      62,642,030         0.86         0.00 - 0.90         27.13 - 28.28

  American Funds Growth                                  2017     222,687,488         0.50         0.00 - 0.90         27.15 - 28.29
     Sub-Account                                         2016     187,207,553         0.77         0.00 - 0.90           8.51 - 9.49
                                                         2015     187,745,899         0.60         0.00 - 0.90           5.90 - 6.86
                                                         2014     188,334,978         0.79         0.00 - 0.90           7.54 - 8.51
                                                         2013     185,927,765         0.93         0.00 - 0.90         28.94 - 30.10

  American Funds Growth-Income                           2017     143,362,518         1.39         0.00 - 0.90         21.29 - 22.38
     Sub-Account                                         2016     129,647,875         1.46         0.00 - 0.90         10.52 - 11.52
                                                         2015     127,240,695         1.29         0.00 - 0.90           0.55 - 1.45
                                                         2014     133,081,730         1.29         0.00 - 0.90          9.64 - 10.63
                                                         2013     126,621,617         1.37         0.00 - 0.90         32.30 - 33.50

  BHFTI Brighthouse Asset Allocation 100                 2017     513,088,995         1.46         0.00 - 0.90         22.11 - 23.21
     Sub-Account                                         2016     448,205,834         2.53         0.00 - 0.90           8.21 - 9.19
                                                         2015     442,283,603         1.54         0.00 - 0.90       (2.55) - (1.67)
                                                         2014     481,267,328         0.93         0.00 - 0.90           4.29 - 5.24
                                                         2013     495,257,821         0.02         0.00 - 0.90         28.61 - 29.77

  BHFTI Brighthouse/Wellington Large Cap Research        2017       4,970,918         1.10         0.00 - 0.90         21.09 - 22.18
     Sub-Account                                         2016       4,084,299         2.50         0.00 - 0.90           7.62 - 8.59
                                                         2015       4,512,684         0.96         0.00 - 0.90           3.74 - 4.67
                                                         2014       4,496,280         0.94         0.00 - 0.90         12.85 - 13.87
                                                         2013       3,694,515         1.42         0.00 - 0.90         33.39 - 34.60

  BHFTI Clarion Global Real Estate                       2017      19,394,771         3.69         0.00 - 0.90          9.98 - 10.97
     Sub-Account                                         2016      18,971,173         2.35         0.00 - 0.90           0.25 - 1.15
                                                         2015      20,269,235         4.04         0.00 - 0.90       (2.11) - (1.23)
                                                         2014      22,374,829         1.79         0.00 - 0.90         12.66 - 13.67
                                                         2013      20,751,413         6.95         0.00 - 0.90           2.83 - 3.76

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                    AS OF
                                                                 DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                               --------------    ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                               --------------    -------------  ----------------    ----------------
  BHFTI ClearBridge Aggressive Growth                   2017      37,136,218          0.94         0.00 - 0.90         17.64 - 18.70
     Sub-Account                                        2016      34,210,174          0.66         0.00 - 0.90           2.06 - 2.98
                                                        2015      36,201,732          0.43         0.00 - 0.90       (4.67) - (3.81)
                                                        2014      41,484,898          0.19         0.00 - 0.90         18.05 - 19.12
                                                        2013      19,215,771          0.39         0.00 - 0.90         44.60 - 45.90

  BHFTI Harris Oakmark International                    2017      56,846,504          1.81         0.00 - 0.90         29.61 - 30.78
     Sub-Account                                        2016      45,049,915          2.37         0.00 - 0.90           7.46 - 8.43
                                                        2015      46,182,700          3.20         0.00 - 0.90       (5.17) - (4.31)
                                                        2014      51,680,629          2.59         0.00 - 0.90       (6.37) - (5.52)
                                                        2013      57,975,855          2.62         0.00 - 0.90         29.63 - 30.80

  BHFTI Invesco Small Cap Growth                        2017       6,329,540            --         0.00 - 0.90         24.49 - 25.61
     Sub-Account                                        2016       4,974,722            --         0.00 - 0.90         10.72 - 11.72
                                                        2015       4,931,048          0.15         0.00 - 0.90       (2.30) - (1.42)
                                                        2014       4,960,930            --         0.00 - 0.90           7.21 - 8.18
                                                        2013       4,660,156          0.41         0.00 - 0.90         39.28 - 40.54

  BHFTI MFS Research International                      2017      91,033,360          1.96         0.00 - 0.90         27.36 - 28.51
     Sub-Account                                        2016      74,717,618          2.25         0.00 - 0.90       (1.56) - (0.67)
                                                        2015      82,034,076          2.98         0.00 - 0.90       (2.38) - (1.50)
                                                        2014      88,343,751          2.45         0.00 - 0.90       (7.57) - (6.74)
                                                        2013     102,130,218          2.75         0.00 - 0.90         18.51 - 19.58

  BHFTI Morgan Stanley Mid Cap Growth                   2017      21,504,264          0.34         0.00 - 0.90         39.10 - 40.36
     Sub-Account                                        2016      16,894,375            --         0.00 - 0.90       (9.09) - (8.27)
                                                        2015      20,391,037            --         0.00 - 0.90       (5.64) - (4.78)
                                                        2014      22,216,204          0.06         0.00 - 0.90           0.38 - 1.29
                                                        2013      23,530,755          0.80         0.00 - 0.90         38.06 - 39.30

  BHFTI Oppenheimer Global Equity                       2017      10,811,611          1.09         0.00 - 0.90         35.90 - 37.12
     Sub-Account                                        2016       8,119,467          1.20         0.00 - 0.90         (0.41) - 0.49
                                                        2015       9,779,368          1.19         0.00 - 0.90           3.24 - 4.18
                                                        2014       9,931,414          1.01         0.00 - 0.90           1.49 - 2.41
                                                        2013      10,112,067          1.96         0.00 - 0.90         26.28 - 27.42

  BHFTI PIMCO Inflation Protected Bond                  2017      10,455,794          1.77         0.00 - 0.90           2.88 - 3.81
     Sub-Account                                        2016      10,401,091            --         0.00 - 0.90           4.22 - 5.17
                                                        2015      10,678,547          5.12         0.00 - 0.90       (3.78) - (2.91)
                                                        2014      12,665,492          1.87         0.00 - 0.90           2.25 - 3.18
                                                        2013      13,866,265          2.40         0.00 - 0.90       (9.80) - (8.98)

  BHFTI PIMCO Total Return                              2017      53,127,215          1.97         0.00 - 0.90           3.84 - 4.77
     Sub-Account                                        2016      55,147,274          2.79         0.00 - 0.90           1.93 - 2.85
                                                        2015      57,546,966          5.28         0.00 - 0.90         (0.61) - 0.28
                                                        2014     124,198,185          2.53         0.00 - 0.90           3.55 - 4.49
                                                        2013     126,619,095          4.38         0.00 - 0.90       (2.60) - (1.72)

  BHFTI SSGA Growth and Income ETF                      2017       8,558,772          2.67         0.00 - 0.75         15.35 - 16.21
     Sub-Account                                        2016       8,403,489          2.61         0.00 - 0.90           5.08 - 6.03
                                                        2015       8,213,294          2.54         0.00 - 0.90       (2.65) - (1.77)
                                                        2014       9,715,870          2.51         0.00 - 0.90           5.19 - 6.14
                                                        2013      11,922,638          2.62         0.00 - 0.90         12.21 - 13.22

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                    AS OF
                                                                 DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                               --------------    ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                               --------------    -------------  ----------------    ----------------
  BHFTI SSGA Growth ETF                                 2017      10,937,017          2.23         0.00 - 0.90         18.91 - 19.98
     Sub-Account                                        2016       8,877,386          2.39         0.00 - 0.90           6.09 - 7.04
                                                        2015       8,538,265          2.25         0.00 - 0.90       (2.92) - (2.04)
                                                        2014       9,149,710          2.26         0.00 - 0.75           4.90 - 5.69
                                                        2013       9,623,070          2.31         0.00 - 0.90         17.28 - 18.34

  BHFTI T. Rowe Price Mid Cap Growth                    2017      39,340,539            --         0.00 - 0.90         24.02 - 25.13
     Sub-Account                                        2016      33,640,463            --         0.00 - 0.90           5.56 - 6.52
                                                        2015      34,859,918            --         0.00 - 0.90           5.92 - 6.88
                                                        2014      34,246,348            --         0.00 - 0.90         12.03 - 13.04
                                                        2013      32,007,170          0.40         0.00 - 0.90         35.73 - 36.96

  BHFTI Victory Sycamore Mid Cap Value                  2017      27,595,007          1.15         0.00 - 0.90           8.79 - 9.77
     Sub-Account                                        2016      27,996,885          0.89         0.00 - 0.90         14.74 - 15.78
                                                        2015      28,131,429          0.71         0.00 - 0.90       (9.57) - (8.76)
                                                        2014      33,688,813          0.70         0.00 - 0.90           8.97 - 9.96
                                                        2013      33,109,047          0.91         0.00 - 0.90         29.46 - 30.63

  BHFTII Baillie Gifford International Stock            2017      26,939,614          1.22         0.00 - 0.90         33.94 - 35.15
     Sub-Account                                        2016      21,451,916          1.62         0.00 - 0.90           4.43 - 5.38
                                                        2015      21,457,780          1.71         0.00 - 0.90       (2.85) - (1.97)
                                                        2014      22,545,794          1.40         0.00 - 0.90       (3.97) - (3.10)
                                                        2013      24,678,202          1.63         0.00 - 0.90         14.51 - 15.54

  BHFTII BlackRock Bond Income                          2017     137,938,646          3.12         0.00 - 0.90           3.17 - 4.10
     Sub-Account                                        2016     140,079,953          3.19         0.00 - 0.90           2.20 - 3.12
                                                        2015     141,507,284          3.81         0.00 - 0.90         (0.31) - 0.59
                                                        2014      83,326,302          3.47         0.00 - 0.90           6.13 - 7.08
                                                        2013      83,022,357          3.97         0.00 - 0.90       (1.66) - (0.77)

  BHFTII BlackRock Capital Appreciation                 2017     198,119,321          0.10         0.00 - 0.90         32.73 - 33.93
     Sub-Account                                        2016     160,000,252            --         0.00 - 0.90         (0.81) - 0.09
                                                        2015     173,545,194            --         0.00 - 0.90           5.33 - 6.28
                                                        2014     176,442,068          0.06         0.00 - 0.90           7.92 - 8.90
                                                        2013     177,313,324          0.83         0.00 - 0.90         33.02 - 34.22

  BHFTII BlackRock Ultra-Short Term Bond                2017      37,461,051          0.34         0.00 - 0.90         (0.01) - 0.89
     Sub-Account                                        2016      41,870,567          0.07         0.00 - 0.90         (0.55) - 0.35
                                                        2015      43,023,455            --         0.00 - 0.90         (0.89) - 0.00
                                                        2014      48,636,692            --         0.00 - 0.90         (0.90) - 0.00
                                                        2013      54,240,441            --         0.00 - 0.90         (0.90) - 0.00

  BHFTII Brighthouse Asset Allocation 20                2017       6,433,767          2.32         0.00 - 0.90           6.20 - 7.16
     Sub-Account                                        2016       6,652,054          3.71         0.00 - 0.90           3.83 - 4.76
                                                        2015      10,023,009          2.31         0.00 - 0.90       (1.12) - (0.23)
                                                        2014       9,356,050          3.93         0.00 - 0.90           3.79 - 4.73
                                                        2013       8,656,232          2.93         0.00 - 0.90           3.57 - 4.50

  BHFTII Brighthouse Asset Allocation 40                2017       8,819,135          2.05         0.00 - 0.90         10.02 - 11.01
     Sub-Account                                        2016      10,453,913          3.92         0.00 - 0.90           5.38 - 6.33
                                                        2015      12,397,680          0.47         0.00 - 0.90       (1.67) - (0.78)
                                                        2014      14,222,637          3.02         0.00 - 0.90           4.22 - 5.16
                                                        2013      14,340,424          2.66         0.00 - 0.90         10.20 - 11.20

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------   ----------------
  BHFTII Brighthouse Asset Allocation 60                 2017      50,764,816         1.94         0.00 - 0.90         13.91 - 14.93
     Sub-Account                                         2016      47,641,401         3.38         0.00 - 0.90           6.50 - 7.47
                                                         2015      47,691,445         0.73         0.00 - 0.90       (1.87) - (0.99)
                                                         2014      55,774,441         2.29         0.00 - 0.90           4.35 - 5.29
                                                         2013      55,052,757         2.13         0.00 - 0.90         17.23 - 18.29

  BHFTII Brighthouse Asset Allocation 80                 2017      65,455,770         1.77         0.00 - 0.90         18.37 - 19.44
     Sub-Account                                         2016      60,581,994         3.24         0.00 - 0.90           7.46 - 8.43
                                                         2015      60,141,541         0.53         0.00 - 0.90       (2.38) - (1.50)
                                                         2014      62,513,054         1.86         0.00 - 0.90           4.59 - 5.53
                                                         2013      62,478,981         1.65         0.00 - 0.90         23.40 - 24.51

  BHFTII Brighthouse/Artisan Mid Cap Value               2017     113,148,119         0.70         0.00 - 0.90         11.81 - 12.82
     Sub-Account                                         2016     110,821,408         1.10         0.00 - 0.90         21.86 - 22.96
                                                         2015      96,981,113         1.19         0.00 - 0.90      (10.25) - (9.44)
                                                         2014     115,345,891         0.73         0.00 - 0.90           1.01 - 1.93
                                                         2013     121,215,062         0.97         0.00 - 0.90         35.63 - 36.85

  BHFTII Brighthouse/Wellington Balanced                 2017       8,334,808         1.96         0.00 - 0.90         14.11 - 15.14
     Sub-Account                                         2016       6,768,257         2.72         0.00 - 0.90           6.04 - 6.99
                                                         2015       6,124,316         1.95         0.00 - 0.90           1.66 - 2.58
                                                         2014       5,307,986         1.94         0.00 - 0.90          9.56 - 10.55
                                                         2013       4,338,695         2.46         0.00 - 0.90         19.51 - 20.59

  BHFTII Brighthouse/Wellington Core                     2017     274,249,693         1.56         0.00 - 0.90         18.00 - 19.07
     Equity Opportunities                                2016     252,229,157         1.62         0.00 - 0.90           6.38 - 7.34
     Sub-Account                                         2015     257,348,089         1.78         0.00 - 0.90           1.48 - 2.40
                                                         2014     273,747,163         0.71         0.00 - 0.90          9.64 - 10.63
                                                         2013     270,769,976         1.38         0.00 - 0.90         32.50 - 33.70

  BHFTII Frontier Mid Cap Growth                         2017       4,135,702           --         0.00 - 0.90         24.14 - 25.26
     Sub-Account                                         2016       3,730,623           --         0.00 - 0.90           4.46 - 5.40
                                                         2015       4,291,520           --         0.00 - 0.90           1.96 - 2.88
                                                         2014       4,583,073           --         0.00 - 0.90         10.14 - 11.14
                                                         2013       3,789,055         1.26         0.00 - 0.90         31.58 - 32.77

  BHFTII Jennison Growth                                 2017      15,693,486         0.31         0.00 - 0.90         36.10 - 37.32
     Sub-Account                                         2016      13,135,405         0.30         0.00 - 0.90         (0.73) - 0.17
                                                         2015      13,947,853         0.27         0.00 - 0.90          9.79 - 10.78
                                                         2014      12,019,513         0.26         0.00 - 0.90           8.08 - 9.06
                                                         2013      11,217,361         0.41         0.00 - 0.90         35.77 - 37.00

  BHFTII Loomis Sayles Small Cap Core                    2017     151,175,342         0.29         0.00 - 0.90         14.21 - 15.24
     Sub-Account                                         2016     146,223,198         0.33         0.00 - 0.90         18.20 - 19.27
                                                         2015     134,210,212         0.16         0.00 - 0.90       (2.38) - (1.50)
                                                         2014     148,394,680         0.04         0.00 - 0.90           2.83 - 3.76
                                                         2013     155,312,343         0.44         0.00 - 0.90         39.78 - 41.04

  BHFTII Loomis Sayles Small Cap Growth                  2017      10,465,659           --         0.00 - 0.90         25.90 - 27.04
     Sub-Account                                         2016       8,122,664           --         0.00 - 0.90           5.26 - 6.21
                                                         2015       8,611,117           --         0.00 - 0.90           0.82 - 1.73
                                                         2014       9,383,986           --         0.00 - 0.90           0.32 - 1.22
                                                         2013       9,780,786           --         0.00 - 0.90         47.37 - 48.70

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------   ----------------
  BHFTII MetLife Aggregate Bond Index                    2017     148,922,894         2.89         0.00 - 0.90           2.34 - 3.26
     Sub-Account                                         2016     147,788,785         2.78         0.00 - 0.90           1.43 - 2.35
                                                         2015     144,260,614         2.91         0.00 - 0.90         (0.64) - 0.25
                                                         2014     147,743,484         2.97         0.00 - 0.90           4.86 - 5.81
                                                         2013     143,381,609         3.55         0.00 - 0.90       (3.20) - (2.33)

  BHFTII MetLife Mid Cap Stock Index                     2017      27,581,989         1.38         0.00 - 0.90         14.91 - 15.95
     Sub-Account                                         2016      25,811,220         1.28         0.00 - 0.90         19.36 - 20.43
                                                         2015      22,878,053         1.15         0.00 - 0.90       (3.23) - (2.35)
                                                         2014      24,357,041         1.03         0.00 - 0.90           8.51 - 9.49
                                                         2013      23,442,684         1.13         0.00 - 0.90         31.96 - 33.15

  BHFTII MetLife MSCI EAFE Index                         2017      13,935,761         2.66         0.00 - 0.90         23.79 - 24.90
     Sub-Account                                         2016      11,072,171         2.64         0.00 - 0.90           0.43 - 1.34
                                                         2015      11,628,763         3.22         0.00 - 0.90       (1.98) - (1.09)
                                                         2014      12,255,580         2.55         0.00 - 0.90       (6.85) - (6.00)
                                                         2013      13,804,217         3.00         0.00 - 0.90         20.77 - 21.86

  BHFTII MetLife Russell 2000 Index                      2017      26,045,769         1.21         0.00 - 0.90         13.64 - 14.67
     Sub-Account                                         2016      25,331,518         1.38         0.00 - 0.90         20.20 - 21.28
                                                         2015      21,878,710         1.21         0.00 - 0.90       (5.13) - (4.27)
                                                         2014      23,989,445         1.16         0.00 - 0.90           4.10 - 5.04
                                                         2013      24,663,413         1.53         0.00 - 0.90         37.31 - 38.55

  BHFTII MetLife Stock Index                             2017     196,390,554         1.76         0.00 - 0.90         20.45 - 21.54
     Sub-Account                                         2016     177,386,668         1.99         0.00 - 0.90         10.67 - 11.67
                                                         2015     171,491,796         1.74         0.00 - 0.90           0.26 - 1.17
                                                         2014     180,814,888         1.67         0.00 - 0.90         12.35 - 13.36
                                                         2013     173,246,178         1.83         0.00 - 0.90         30.84 - 32.02

  BHFTII MFS Total Return                                2017      87,852,471         2.52         0.00 - 0.90         11.44 - 12.44
     Sub-Account                                         2016      82,408,204         2.91         0.00 - 0.90           8.22 - 9.20
                                                         2015      83,401,656         2.67         0.00 - 0.90       (1.05) - (0.16)
                                                         2014      95,151,304         2.38         0.00 - 0.90           7.67 - 8.64
                                                         2013      93,979,745         2.57         0.00 - 0.90         17.93 - 18.99

  BHFTII MFS Value II                                    2017      12,893,174         2.63         0.00 - 0.90           6.68 - 7.64
     Sub-Account                                         2016      13,484,922         1.70         0.00 - 0.90         17.45 - 18.51
                                                         2015      11,745,103         1.84         0.00 - 0.90       (6.83) - (5.99)
                                                         2014      13,331,390         1.25         0.00 - 0.90           8.94 - 9.92
                                                         2013      12,486,837         1.39         0.00 - 0.90         30.87 - 32.05

  BHFTII MFS Value Sub-Account                           2017      80,820,972         2.02         0.00 - 0.90         16.95 - 18.00
                                                         2016      77,194,513         2.26         0.00 - 0.90         13.37 - 14.39
                                                         2015      71,207,841         2.70         0.00 - 0.90       (1.05) - (0.15)
                                                         2014      74,981,602         1.67         0.00 - 0.90          9.82 - 10.81
                                                         2013      70,802,994         0.60         0.00 - 0.90         34.52 - 35.73

  BHFTII Neuberger Berman Genesis                        2017      55,806,875         0.41         0.00 - 0.90         14.72 - 15.75
     Sub-Account                                         2016      52,423,106         0.47         0.00 - 0.90         17.62 - 18.68
                                                         2015      47,523,523         0.43         0.00 - 0.90         (0.32) - 0.58
                                                         2014      50,891,977         0.40         0.00 - 0.90         (0.89) - 0.01
                                                         2013      54,795,565         0.72         0.00 - 0.90         37.28 - 38.52

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                    AS OF
                                                                 DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                               --------------    ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                               --------------    -------------  ----------------    ----------------
  BHFTII T. Rowe Price Large Cap Growth                 2017      35,203,993          0.30         0.00 - 0.90         32.66 - 33.86
     Sub-Account                                        2016      26,713,206          0.06         0.00 - 0.90           0.85 - 1.76
                                                        2015      27,823,670          0.14         0.00 - 0.90          9.79 - 10.78
                                                        2014      25,835,286          0.06         0.00 - 0.90           8.11 - 9.09
                                                        2013      24,402,740          0.20         0.00 - 0.90         37.91 - 39.16

  BHFTII T. Rowe Price Small Cap Growth                 2017      15,203,485          0.32         0.00 - 0.90         21.79 - 22.88
     Sub-Account                                        2016      11,926,422          0.27         0.00 - 0.90         10.74 - 11.74
                                                        2015      12,588,018          0.14         0.00 - 0.90           1.79 - 2.71
                                                        2014      11,700,392          0.02         0.00 - 0.90           5.95 - 6.91
                                                        2013      11,610,154          0.34         0.00 - 0.90         43.26 - 44.55

  BHFTII Western Asset Management                       2017      51,856,476          3.93         0.00 - 0.90           7.26 - 8.23
     Strategic Bond Opportunities                       2016      52,174,170          1.99         0.00 - 0.90           7.58 - 8.55
     Sub-Account                                        2015      17,231,896          5.10         0.00 - 0.90       (2.60) - (1.72)
                                                        2014      18,029,402          5.29         0.00 - 0.90           4.53 - 5.47
                                                        2013      17,169,830          4.98         0.00 - 0.90           0.19 - 1.09

  BHFTII Western Asset Management                       2017       7,500,641          2.65         0.00 - 0.90           1.02 - 1.93
     U.S. Government                                    2016       7,723,825          2.58         0.00 - 0.90           0.38 - 1.28
     Sub-Account                                        2015       6,884,710          2.23         0.00 - 0.90         (0.33) - 0.57
                                                        2014       6,313,832          1.91         0.00 - 0.90           1.89 - 2.81
                                                        2013       6,728,181          2.23         0.00 - 0.90       (1.63) - (0.74)

  Fidelity VIP Equity-Income                            2017     117,123,029          1.71         0.00 - 0.90         11.89 - 12.89
     Sub-Account                                        2016     111,079,958          2.32         0.00 - 0.90         16.96 - 18.02
                                                        2015     101,104,465          3.14         0.00 - 0.90       (4.82) - (3.96)
                                                        2014     113,177,895          2.83         0.00 - 0.90           7.74 - 8.72
                                                        2013     111,362,063          2.48         0.00 - 0.90         27.00 - 28.15

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense risk charges. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests.

2 These amounts represent annualized policy expenses of each of the applicable
  Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of cash values and expenses of the underlying fund or portfolio have been excluded.

3 The total return of a Sub-Account is calculated by taking the difference between the Sub-Account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

                      NEW ENGLAND LIFE INSURANCE COMPANY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Index to Statutory Basis Financial Statements

                                                                                                             Page
                                                                                                             ----
Independent Auditors' Report                                                                                   2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and
  2015:
    Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus                               4
    Statutory Statements of Operations and Changes in Capital and Surplus                                      5
    Statutory Statements of Cash Flow                                                                          6
Notes to the Statutory Financial Statements
    Note 1 -- Summary of Significant Accounting Policies                                                       7
    Note 2 -- Fair Value Information                                                                          18
    Note 3 -- Investments                                                                                     23
    Note 4 -- Related Party Information                                                                       35
    Note 5 -- Premium and Annuity Considerations Deferred and Uncollected                                     37
    Note 6 -- Reinsurance and Other Insurance Transactions                                                    37
    Note 7 -- Reserves for Life Contracts and Deposit-Type Contracts                                          39
    Note 8 -- Participating Business                                                                          40
    Note 9 -- Accident and Health ("A&H") Policy and Claim Liabilities                                        40
    Note 10 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics   41
    Note 11 -- Separate Accounts                                                                              42
    Note 12 -- Federal Income Tax                                                                             43
    Note 13 -- Capital and Surplus                                                                            49
    Note 14 -- Employee Benefit Plans                                                                         50
    Note 15 -- Leases                                                                                         57
    Note 16 -- Other Commitments and Contingencies                                                            57
    Note 17 -- Retained Assets                                                                                61
    Note 18 -- Subsequent Events                                                                              63
Statutory Supplemental Schedules as of and for the Year Ended December 31, 2017
    Schedule I -- Statutory Selected Financial Data                                                           65
    Schedule II -- Supplemental Investment Risks Interrogatories                                              69
    Schedule III -- Statutory Summary Investment Schedule                                                     74

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New England Life Insurance Company (a wholly-owned subsidiary of Brighthouse Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flow for the three years ended December 31, 2017, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance Company using the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Commonwealth of Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the three years ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three years ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2017 audit was conducted for the purpose of forming an opinion on the 2017 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2017 are presented for purposes of additional analysis and are not a required part of the 2017 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2017 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2017 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
April 12, 2018

                      NEW ENGLAND LIFE INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2017 and 2016
                       (In thousands, except share data)

                                                                                          2017        2016
                                                                                      -----------  ----------
ADMITTED ASSETS
Bonds................................................................................ $ 1,326,013  $1,407,782
Mortgage loans.......................................................................     102,310      87,588
Cash, cash equivalents and short-term investments....................................      49,249      20,608
Contract loans.......................................................................     417,299     424,497
Derivative assets....................................................................      10,829      18,682
Other invested assets................................................................      13,599      16,022
                                                                                      -----------  ----------
Total invested assets................................................................   1,919,299   1,975,179

Investment income due and accrued....................................................      24,374      25,129
Premiums and annuity considerations deferred and uncollected.........................      17,580      15,303
Net deferred tax asset...............................................................      37,395      41,944
Other assets.........................................................................      60,910      47,692
                                                                                      -----------  ----------
Total assets excluding Separate Accounts.............................................   2,059,558   2,105,247
Separate Account assets..............................................................   8,101,052   7,696,438
                                                                                      -----------  ----------
Total Admitted Assets................................................................ $10,160,610  $9,801,685
                                                                                      ===========  ==========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Reserves for life and health insurance and annuities................................. $ 1,225,006  $1,274,198
Liability for deposit-type contracts.................................................       7,811       7,854
Dividends due to policyholders.......................................................       4,467       4,782
Other policy liabilities.............................................................      27,690      36,629
Asset valuation reserve..............................................................      14,658      17,052
Derivative liabilities...............................................................         486         120
Payable for collateral received......................................................      10,900      19,059
Funds held under reinsurance treaties................................................      78,827      79,241
Net transfers to (from) Separate Accounts due and accrued............................     (22,024)    (35,658)
Amounts withheld or retained as agent or trustee.....................................      79,134     100,209
Other liabilities....................................................................     150,076     146,928
                                                                                      -----------  ----------
Total liabilities excluding Separate Accounts........................................   1,577,031   1,650,414
Separate Account liabilities.........................................................   8,101,052   7,696,438
                                                                                      -----------  ----------
Total Liabilities....................................................................   9,678,083   9,346,852
                                                                                      -----------  ----------
Capital and Surplus
Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and
  outstanding).......................................................................       2,500       2,500
Paid-in surplus......................................................................     334,273     334,273
Unassigned surplus (deficit).........................................................     145,754     118,060
                                                                                      -----------  ----------
Total Capital and Surplus............................................................     482,527     454,833
                                                                                      -----------  ----------
Total Liabilities and Capital and Surplus............................................ $10,160,610  $9,801,685
                                                                                      ===========  ==========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

     Statutory Statements of Operations and Changes in Capital and Surplus
             For the Years Ended December 31, 2017, 2016 and 2015
                                (In thousands)

                                                                                    2017       2016       2015
                                                                                 ---------  ---------  ---------
INCOME
Premiums and annuity considerations............................................. $ 153,800  $ 187,927  $ 203,962
Considerations for supplementary contracts and dividend accumulations...........     3,437     10,220      5,043
Net investment income...........................................................    99,553    108,901    111,844
Reserve adjustments on reinsurance ceded........................................  (530,503)  (433,162)  (538,633)
Other income (loss).............................................................   121,939    182,062    206,145
                                                                                 ---------  ---------  ---------
Total income....................................................................  (151,774)    55,948    (11,639)
                                                                                 ---------  ---------  ---------

BENEFITS AND EXPENSES
Benefit payments................................................................   501,552    469,158    474,167
Changes to reserves, deposit funds and other policy liabilities.................   (44,592)    21,705      2,522
Insurance expenses and taxes (other than Federal income and capital gains
  taxes)........................................................................    87,516     85,871     53,925
Net transfers to (from) Separate Accounts.......................................  (782,262)  (674,450)  (750,405)
                                                                                 ---------  ---------  ---------
Total benefits and expenses before dividends to policyholders...................  (237,786)   (97,716)  (219,791)
                                                                                 ---------  ---------  ---------
Gain (loss) from operations before dividends to policyholders and Federal
  income tax....................................................................    86,012    153,664    208,152
Dividends to policyholders......................................................     4,582      4,475      4,808
                                                                                 ---------  ---------  ---------
Gain (loss) from operations before Federal income tax...........................    81,430    149,189    203,344
Federal income tax expense (benefit) (excluding income tax on capital gains and
  losses).......................................................................    15,717     42,911     46,816
                                                                                 ---------  ---------  ---------
Gain (loss) from operations.....................................................    65,713    106,278    156,528
Net realized capital gains (losses), net of Federal income tax and interest
  maintenance reserve transfer..................................................     2,247      2,564        274
                                                                                 ---------  ---------  ---------
NET INCOME (LOSS)...............................................................    67,960    108,842    156,802

CHANGES IN CAPITAL AND SURPLUS
Change in General Account net unrealized capital gains (losses).................       264        442        292
Change in net deferred income tax...............................................   (26,589)     2,437    (16,656)
Change in nonadmitted assets....................................................    28,359     (3,606)    21,990
Change in asset valuation reserve...............................................     2,394      4,237        555
Change in surplus as a result of reinsurance....................................    52,099     (1,337)    (1,337)
Dividends to stockholder........................................................  (106,000)  (295,000)  (199,000)
Change due to prior period adjustment...........................................    15,157      3,251         --
Other - net.....................................................................    (5,950)     3,651     (5,967)
                                                                                 ---------  ---------  ---------
NET CHANGE IN CAPITAL AND SURPLUS...............................................    27,694   (177,083)   (43,321)
CAPITAL AND SURPLUS AT BEGINNING OF YEAR........................................   454,833    631,916    675,237
                                                                                 ---------  ---------  ---------
CAPITAL AND SURPLUS AT END OF YEAR.............................................. $ 482,527  $ 454,833  $ 631,916
                                                                                 =========  =========  =========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow
             For the Years Ended December 31, 2017, 2016 and 2015
                                (In thousands)

                                                                                   2017        2016       2015
                                                                                ----------  ---------  ----------
CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received.............. $  156,209  $ 197,469  $  216,225
Net investment income received.................................................     95,618    106,246     106,248
Other income (loss) received...................................................    175,798    186,692     207,922
                                                                                ----------  ---------  ----------
Total receipts.................................................................    427,625    490,407     530,395
                                                                                ----------  ---------  ----------
Benefits paid..................................................................  1,061,165    914,482   1,014,102
Insurance expenses and taxes paid (other than Federal income and capital gains
  taxes).......................................................................     90,606     90,578      64,638
Net transfers to (from) Separate Accounts......................................   (795,895)  (693,035)   (776,909)
Dividends paid to policyholders................................................      4,898      5,265       5,278
Federal income tax paid (recovered) (net of tax on capital gains and losses)...     34,326     39,138      58,423
                                                                                ----------  ---------  ----------
Total payments.................................................................    395,100    356,428     365,532
                                                                                ----------  ---------  ----------
Net cash provided by (used in) operations......................................     32,525    133,979     164,863
                                                                                ----------  ---------  ----------

CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid..........................    306,255    760,511     647,157
Cost of invested assets acquired...............................................   (230,438)  (623,636)   (617,298)
Net change in contract loans...................................................      7,199      2,377      (4,954)
                                                                                ----------  ---------  ----------
Net cash provided by (used in) investments.....................................     83,016    139,252      24,905
                                                                                ----------  ---------  ----------

CASH FROM FINANCING AND OTHER SOURCES
Dividends to stockholder.......................................................   (106,000)  (295,000)   (199,000)
Net change in deposit-type contracts...........................................        (43)       499         912
Net Change in payable for collateral received..................................     (8,159)     3,848       5,465
Other-net......................................................................     27,302     24,012       9,174
                                                                                ----------  ---------  ----------
Net cash provided by (used in) financing and other sources.....................    (86,900)  (266,641)   (183,449)
                                                                                ----------  ---------  ----------

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS..................................................................     28,641      6,590       6,319
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR..............................................................     20,608     14,018       7,699
                                                                                ----------  ---------  ----------
END OF YEAR.................................................................... $   49,249  $  20,608  $   14,018
                                                                                ==========  =========  ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  FOR NON-CASH TRANSACTIONS:
Prior period adjustments....................................................... $   23,318  $   5,002  $       --
Tax on prior period adjustments................................................ $    8,161  $   1,751  $      110
Capitalized interest on bonds.................................................. $      169  $     622  $      402

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY
                    Notes to Statutory Financial Statements
             For the Years Ended December 31, 2017, 2016 and 2015

Note 1 - Summary of Significant Accounting Policies

Business

   The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

   The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by Unum Group.

   In July 2016, MetLife, Inc. ("MetLife") completed the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife's U.S. Retail advisor force and certain assets and liabilities associated with the MetLife Premier Client Group, including MetLife's affiliated broker-dealer, MetLife Securities, Inc, a wholly-owned subsidiary of MetLife. In connection with the disposition, certain of the Company's postretirement plans were re-measured resulting in curtailment charges and actuarial gains/losses. As of December 31, 2016, the Company recorded a $5 million pre-tax curtailment gain, which consisted of a $10 million decrease in the postretirement plan liability and $15 million recognition of prior benefits previously recorded to unassigned surplus, for a net increase to capital and surplus of $4 million. The Company had a net increase to capital and surplus of less than $1 million from the remeasurement loss in the postretirement plan liability due to a census update and the curtailment. Additionally, the Company recorded a $3 million impairment of computer software related to the transaction.

   On January 12, 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). In anticipation of the Separation, Metropolitan Life Insurance Company ("MLIC") distributed all issued and outstanding shares of the common stock of the Company to MetLife in December 2016. As of the date of distribution, the Company became a wholly-owned subsidiary of MetLife. Additionally, on July 21, 2016, MetLife announced that the separated business would be rebranded as "Brighthouse Financial".

   On October 5, 2016, Brighthouse, which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, filed a registration statement on Form 10 (as amended, the "Form 10") with the SEC that was declared effective by the SEC on July 6, 2017. The information statement filed as an exhibit to the Form 10 disclosed MetLife's plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and included the Company and certain affiliates in the planned separated business, and distributing at least 80.1% of the shares of Brighthouse common stock on a pro rata basis to the holders of MetLife common stock. On April 29, 2017, MetLife contributed the Company to Brighthouse Holdings, LLC ("Brighthouse Holdings"), and subsequently on
July 28, 2017 contributed Brighthouse Holdings to Brighthouse resulting in the Company becoming a wholly-owned subsidiary of Brighthouse Holdings and an indirect wholly-owned subsidiary of Brighthouse.

   On August 4, 2017, Brighthouse completed its Separation with MetLife. As a result of the Separation, Brighthouse became an independent entity, with 80.8% of its outstanding common shares owned by MetLife shareholders of record as of July 19, 2017 and 19.2% owned by MetLife.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Basis of Presentation

   The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP").

   The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

   MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

    . Financial statements of subsidiaries and other controlled entities, including those of partnerships and joint ventures, certain Separate Accounts, and variable interest entities for which the Company is deemed to be the primary beneficiary, are not consolidated with the financial statements of the Company under MA SAP; whereas under GAAP, consolidated financial statements are required;

    . Policy acquisition costs are charged to expense as incurred under MA SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

    . Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

    . Certain assets designated as nonadmitted assets are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets and negative Interest Maintenance Reserve ("IMR") assets;

    . Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

    . Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

    . A liability is established when the reserves ceded to an unauthorized reinsurer exceed the eligible collateral supporting the reserves. Changes to these amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, no such liability is required;

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




    . Investments in bonds are generally carried at amortized cost under MA SAP. Under GAAP, investments in bonds have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

    . Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

    . The Company establishes a general valuation allowance when the amount of the loan loss contingency is greater than the mortgage component of the asset valuation reserve ("AVR"). The amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR, with an offset to net unrealized capital gains and (losses). Under GAAP, the required general valuation allowance is recorded as a reduction to net carrying value with an offset to realized gains and losses;

    . An AVR liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

    . An IMR is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

    . Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

    . Deferred income tax is calculated based on temporary differences between MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

    . For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

    . Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

    . Under MA SAP, liabilities reported or disclosed at fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Accounting Changes and Correction of Errors

   The Company has considered newly-adopted statutory accounting pronouncements from the NAIC, none of which resulted in material accounting changes to its financial statements for the years presented herein.

   During 2017, the Company discovered an error related to the recognition of certain deferred compensation plan liabilities. The correction of this error was reported as a prior period adjustment within aggregate write-ins for gains and losses in surplus. The impact of the correction on surplus was an increase of $15,157 thousand, net of taxes.

GAAP Equity and Income

   GAAP consolidated net income attributable to the Company was $73,193 thousand, $42,603 thousand and $146,543 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. GAAP consolidated stockholder's equity attributable to the Company was $937,229 thousand, $952,505 thousand and $1,185,544 thousand at December 31, 2017, 2016 and 2015, respectively.

Use of Estimates

   The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

   Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

   Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the effective yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists, and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

   The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI." Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   MA SAP requires that an OTTI loss be recognized in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. The non-interest related portion of the OTTI loss is recorded through the AVR and the interest related portion is recorded through the IMR. The analysis for bifurcating impairment losses between AVR and IMR is completed when the OTTI is determined. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

   The determination of estimated fair values for securities and other investments is described in Note 2.

   Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

   Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

   Specific valuation allowances are established using the same methodology for all three portfolio segments and a common evaluation framework is used for establishing general valuation allowances for all loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

   All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

   For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

   For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

   The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

   Other invested assets consist primarily of other limited partnership interests and real estate joint ventures. Other limited partnership interests and real estate joint ventures are carried at the underlying audited GAAP equity (or audited International Financial Reporting Standards equity for certain partnership interests), with the Company's share of undistributed earnings and losses included in net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

Derivatives

   The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015





   MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

   The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

   To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

   The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios; the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

   To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

   Reserves for permanent plans of individual life insurance sold after 1959, universal life plans and certain term plans sold after 1982 are computed principally on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies are computed on the Net Level Premium Method. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method or Actuarial Guideline XLIII as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

   Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. These changes in actuarial assumptions, methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves are reflected in net income.

   Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

   Policyholder dividends are determined annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

   The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer.

Income

   In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Benefits and Expenses

   Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

   The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest. Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

   The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments denominated in foreign currencies due to changes in exchange rates between years are recorded as unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

   Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and liabilities, subject to certain limitations. Changes in DTA and deferred tax liabilities ("DTL"), including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

   DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; (ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, EDP equipment and operating software and any net positive goodwill plus;
(iii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    .  the jurisdiction in which the DTA was generated;

    . the length of time that carryforwards can be utilized in the various taxing jurisdictions;

    . future taxable income exclusive of reversing temporary differences and carryforwards;

    .  future reversals of existing taxable temporary differences;

    .  taxable income in prior carryback years; and

    .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest and penalties as a component of income tax expense.

Related Party Transactions

   A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at fair value at the date of the transaction. To the extent that the related parties are affiliates under control of the Company, the Company defers the effects of such transactions that result in gains or increases in surplus by recording an offsetting unrealized capital loss and liability. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 2 - Fair Value Information

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

   Information related to the aggregate fair value of financial instruments is shown below at December 31, (in thousands):

                                                                         2017
                                                 ----------------------------------------------------
                                                 Aggregate    Admitted
                                                 Fair Value    Value     Level 1   Level 2   Level 3
                                                 ----------- ----------- -------- ---------- --------
Assets
   Bonds........................................ $ 1,421,040 $ 1,326,013 $113,430 $1,239,276 $ 68,334
   Mortgage loans...............................     103,615     102,310       --         --  103,615
   Cash, cash equivalents and short-term
     investments................................      49,248      49,249   17,288     31,960       --
   Contract loans...............................     556,454     417,288       --     35,511  520,943
   Derivative assets/ (1)/......................      10,383      10,829       --     10,383       --
   Investment income due and accrued............      24,374      24,374       --     24,374       --
   Separate Account assets......................   8,101,052   8,101,052       --  8,101,052       --
                                                 ----------- ----------- -------- ---------- --------
          Total assets.......................... $10,266,166 $10,031,115 $130,718 $9,442,556 $692,892
                                                 =========== =========== ======== ========== ========

Liabilities
   Investment contracts included in:
       Liability for deposit-type contracts..... $     7,792 $     7,376 $     -- $       -- $  7,792
   Derivative liabilities /(1)/.................         555         486       --        555       --
   Payable for collateral received..............      10,900      10,900       --     10,900       --
   Investment contracts included in Separate
     Account liabilities........................       3,904       3,904       --      3,904       --
                                                 ----------- ----------- -------- ---------- --------
          Total liabilities..................... $    23,151 $    22,666 $     -- $   15,359 $  7,792
                                                 =========== =========== ======== ========== ========

                                                                  2016
                                           --------------------------------------------------
                                           Aggregate   Admitted
                                           Fair Value   Value    Level 1   Level 2   Level 3
                                           ---------- ---------- -------- ---------- --------
Assets
   Bonds.................................. $1,489,194 $1,407,782 $100,283 $1,291,915 $ 96,996
   Mortgage loans.........................     89,270     87,588       --         --   89,270
   Cash, cash equivalents and short-term
     investments..........................     20,608     20,608   17,109      3,499       --
   Contract loans.........................    581,496    424,497       --     33,891  547,605
   Derivative assets/ (1)/................     19,138     18,682       --     19,138       --
   Investment income due and accrued......     25,129     25,129       --     25,129       --
   Separate Account assets................  7,696,438  7,696,438       --  7,696,438       --
                                           ---------- ---------- -------- ---------- --------
          Total assets.................... $9,921,273 $9,680,724 $117,392 $9,070,010 $733,871
                                           ========== ========== ======== ========== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015



                                                                          2016
                                                       -------------------------------------------
                                                       Aggregate  Admitted
                                                       Fair Value  Value   Level 1 Level 2 Level 3
                                                       ---------- -------- ------- ------- -------
Liabilities
   Investment contracts included in:
       Liability for deposit-type contracts...........  $ 7,989   $ 7,458    $--   $    -- $7,989
   Derivative liabilities /(1)/.......................      132       120     --       132     --
   Payable for collateral received....................   19,059    19,059     --    19,059     --
   Investment contracts included in Separate Account
     liabilities......................................    3,369     3,369     --     3,369     --
                                                        -------   -------    ---   ------- ------
          Total liabilities...........................  $30,549   $30,006    $--   $22,560 $7,989
                                                        =======   =======    ===   ======= ======

/(1)/Classification of derivatives is based on each derivative's positive
    (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 -  Unadjusted quoted prices in active markets for identical assets or liabilities. The company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 -  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Determination of Estimated Fair Value

   The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Bonds, Cash, Cash Equivalents and Short-term Investments

   For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

   For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

   For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

Contract Loans

   For contract loans with variable interest rates, the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

   For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models, pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Investment Income Due and Accrued

   The estimated fair value of investment income due and accrued approximates carrying value due as this financial instrument is short-term nature and the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer. These amounts are generally classified as Level 2.

Separate Account Assets and Investment Contracts Included in Separate Account Liabilities

   For separate account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

   Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate Account assets backing the investment contracts.

   The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

   The fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

   The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

   The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in thousands):

                                                                       2017
                                                       -------------------------------------
                                                       Fair Value Measurements at
                                                          Reporting Date Using
                                                       --------------------------
                                                       Level 1  Level 2   Level 3   Total
                                                       ------- ---------- ------- ----------
Assets
   Bonds
       Industrial & Miscellaneous.....................   $--   $      278   $--   $      278
   Derivative assets/ (1)/
       Foreign currency exchange rate.................    --        1,548    --        1,548
   Separate Account assets/ (2)/......................    --    8,101,052    --    8,101,052
                                                         ---   ----------   ---   ----------
          Total assets................................   $--   $8,102,878   $--   $8,102,878
                                                         ===   ==========   ===   ==========

Liabilities
   Derivative liabilities/ (1)/
       Foreign currency exchange rate.................   $--   $      396   $--   $      396
       Credit.........................................    --           --    --           --
                                                         ---   ----------   ---   ----------
              Total derivative liabilities............    --          396    --          396
   Separate Account liabilities.......................    --        3,904    --        3,904
                                                         ---   ----------   ---   ----------
          Total liabilities...........................   $--   $    4,300   $--   $    4,300
                                                         ===   ==========   ===   ==========

                                                                       2016
                                                       -------------------------------------
                                                       Fair Value Measurements at
                                                          Reporting Date Using
                                                       --------------------------
                                                       Level 1  Level 2   Level 3   Total
                                                       ------- ---------- ------- ----------
Assets
   Bonds
       Industrial & Miscellaneous.....................   $--   $       --   $--   $       --
   Derivative assets/ (1)/
       Foreign currency exchange rate.................    --        2,051    --        2,051
   Separate Account assets/ (2)/......................    --    7,696,438    --    7,696,438
                                                         ---   ----------   ---   ----------
          Total assets................................   $--   $7,698,489   $--   $7,698,489
                                                         ===   ==========   ===   ==========

Liabilities
   Derivative liabilities/ (1)/
       Foreign currency exchange rate.................   $--   $       96   $--   $       96
       Credit.........................................    --           21    --           21
                                                         ---   ----------   ---   ----------
              Total derivative liabilities............    --          117    --          117
   Separate Account liabilities.......................    --        3,369    --        3,369
                                                         ---   ----------   ---   ----------
          Total liabilities...........................   $--   $    3,486   $--   $    3,486
                                                         ===   ==========   ===   ==========

/(1)/Classification of derivatives is based on each derivative's positive
    (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




/(2)/Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

   See Determination of Estimated Fair Value above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Transfers between Levels 1 and 2

   During the year ended December 31, 2017, transfers between Levels 1 and 2 were not significant. Transfers between levels are assumed to occur at the beginning of the annual period.

Transfers into or out of Level 3

   During the year ended December 31,2017, there were no transfers into or out of Level 3.

Note 3 - Investments

Bonds by Sector

   The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December 31, (in thousands):

                                           2017                                       2016
                         -----------------------------------------  -----------------------------------------
                                        Gross Unrealized                           Gross Unrealized
                         Book/Adjusted  ---------------  Estimated  Book/Adjusted  ---------------  Estimated
                         Carrying Value  Gains    Losses Fair Value Carrying Value  Gains   Losses  Fair Value
                         -------------- --------  ------ ---------- -------------- -------  ------- ----------
Bonds
   U.S. corporate.......   $  529,236   $ 37,527  $2,102 $  564,661   $  588,476   $37,624  $ 4,115 $  621,985
   Foreign corporate....      282,580     18,361     774    300,167      316,995    18,842    1,789    334,048
   U.S. Treasury and
     agency.............      162,065     16,544      94    178,515      149,341    12,245       --    161,586
   CMBS.................      127,059      4,278     100    131,237      111,523     4,184      202    115,505
   RMBS.................      111,289      2,399   2,254    111,434       85,349     2,774    4,400     83,723
   State and political
     subdivision........       59,357     20,352      --     79,709       67,504    16,433        5     83,932
   ABS..................       32,222        663      14     32,871       53,950       368      559     53,759
   Foreign
     government.........       22,205        811     570     22,446       34,644       713      701     34,656
                           ----------   --------  ------ ----------   ----------   -------  ------- ----------
       Total bonds......   $1,326,013   $100,935  $5,908 $1,421,040   $1,407,782   $93,183  $11,771 $1,489,194
                           ==========   ========  ====== ==========   ==========   =======  ======= ==========

   The Company held non-income producing bonds with a book/adjusted carrying value of $278 thousand and $0 at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Maturities of Bonds

   The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2017 (in thousands):

                                        Book/Adjusted  Estimated
                                        Carrying Value Fair Value
                                        -------------- ----------
              Due in one year or less..   $   37,389   $   38,271
              Due after one year
                through five years.....      337,586      355,287
              Due after five years
                through ten years......      345,167      357,956
              Due after ten years......      335,301      393,984
                                          ----------   ----------
                 Subtotal..............    1,055,443    1,145,498
              Loan-backed securities
                (CMBS, RMBS and ABS)...      270,570      275,542
                                          ----------   ----------
                 Total.................   $1,326,013   $1,421,040
                                          ==========   ==========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

   Cash equivalents and short-term investments have contractual maturities of one year or less.

Continuous Gross Unrealized Losses for Bonds - By Sector

   The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in thousands, except number of securities):

                                                  2017                                           2016
                               ---------------------------------------------- ----------------------------------------------
                                                     Equal to or Greater than                       Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months        12 Months
                               --------------------- ------------------------ --------------------- ------------------------
                                            Gross                   Gross                  Gross                   Gross
                               Estimated  Unrealized Estimated    Unrealized  Estimated  Unrealized Estimated    Unrealized
                               Fair Value   Losses   Fair Value     Losses    Fair Value   Losses   Fair Value     Losses
                               ---------- ---------- ----------   ----------  ---------- ---------- ----------   ----------
U.S. corporate................  $20,790      $525     $ 42,618      $1,577     $ 37,703    $1,890    $43,944       $2,225
Foreign corporate.............    1,601         8        6,205         766       25,555     1,125     11,665          664
U.S. Treasury and agency......   10,470        94           --          --           --        --         --           --
CMBS..........................   15,530       100           --          --       18,656       202         --           --
RMBS..........................   10,688       128       39,182       2,126       37,388     4,400         --           --
State and political
  subdivision.................       --        --           --          --        2,216         5         --           --
ABS...........................    4,985        14           --          --       28,473       559         --           --
Foreign government............    1,482        23       15,364         547       20,879       701         --           --
                                -------      ----     --------      ------     --------    ------    -------       ------
   Total bonds................  $65,546      $892     $103,369      $5,016     $170,870    $8,882    $55,609       $2,889
                                =======      ====     ========      ======     ========    ======    =======       ======
Total number of securities in
  an unrealized loss
  position....................       34                     24                       67                   21

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Loan-backed Security Holdings - OTTI Losses and Aging of Unrealized Losses

   The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2017 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

   The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2017.

   The following table shows the estimated fair value and gross unrealized losses of loan-backed securities held as of the end of the year for which an OTTI loss has not been recognized in earnings as a realized capital loss, aggregated by length of time these bonds have been in a continuous gross unrealized loss position, measured as the difference between estimated fair value and amortized cost, at December 31, (in thousands):

                         Aging of Gross Unrealized Losses on Loan-backed Securities
                --------------------------------------------------------------------------------------
                   Less than 12 Months    Equal to or Greater than 12 Months           Total
                ------------------------- ---------------------------------- -------------------------
                                 Gross                          Gross                         Gross
                Estimated Fair Unrealized Estimated Fair      Unrealized     Estimated Fair Unrealized
                    Value        Losses       Value             Losses           Value        Losses
                -------------- ---------- --------------      ----------     -------------- ----------
2017...........    $31,203       $  242      $39,182            $2,126          $70,385       $2,368
2016...........    $84,517       $5,161      $    --            $   --          $84,517       $5,161

Evaluating Temporarily Impaired Bonds for OTTI

   As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

   Gross unrealized losses on bonds decreased $5,863 thousand during the year ended December 31, 2017 to $5,908 thousand from $11,771 thousand at December 31, 2016. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

Structured Notes

   A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer's other debt issuance of equal seniority where either: (i) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from an index or indices, or assets deriving their value from other than the issuer's credit quality, or (ii) the coupon and/or principal payments are leveraged by a formula that is

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to the London Interbank Offered Rate or the prime rate. Information regarding structured notes is as follows as of December 31, 2017 (in whole dollars):

                                  Estimated   Book Adjusted  Mortgage Referenced
Cusip Identification  Actual Cost Fair Value  Carrying Value  Security (YES/NO)
--------------------  ----------- ----------- -------------- -------------------
     03938LAQ7....... $ 1,000,000 $ 1,057,500  $ 1,000,000           NO
     03938LAU8.......   2,102,500   2,155,000    2,044,170           NO
     044209AF1.......     294,750     313,125      296,408           NO
     42824CAN9.......  19,966,613  21,018,300   19,972,288           NO
     539830AW9.......   2,696,493   3,698,629    2,720,216           NO
     761735AD1.......     388,881     394,715      393,261           NO
                      ----------- -----------  -----------
       Total......... $26,449,237 $28,637,269  $26,426,343
                      =========== ===========  ===========

Mortgage Loans

Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at December 31, (dollars in thousands):

                                        2017            2016
                                  ---------------  --------------
                                   Amount  Percent Amount  Percent
                                  -------- ------- ------- -------
             Agricultural........ $ 75,056    73%  $62,097    71%
             Commercial..........   27,254    27    25,491    29
                                  --------   ---   -------   ---
                Total mortgage
                  loans, net..... $102,310   100%  $87,588   100%
                                  ========   ===   =======   ===

Valuation Allowance by Portfolio Segment

   At both December 31, 2017 and 2016, there were no valuation allowances on mortgage loans. All mortgage loans held at both December 31, 2017 and 2016 were evaluated collectively for credit losses.

Geographic Diversification, Loan Origination and Interest Rate Changes

   Mortgage loans are collateralized by real estate located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2017 were as follows:

                                        Percent of Total
                        State            Mortgage Loans
                        -----           ----------------
                        California.....        41%
                        Texas..........        24
                        Florida........        12
                        Colorado.......         8
                                               --
                           Total.......        85%
                                               ==

   Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

estate, if underwriting risk is sufficiently within the Company's standards. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the years ended December 31, 2017, 2016, and 2015 was 68%, 65%, and 51%, respectively.

   The maximum and minimum interest rates for mortgage loans funded during 2017, 2016, and 2015 by portfolio segment, were:

                             2017            2016            2015
                        --------------  --------------  --------------
                        Maximum Minimum Maximum Minimum Maximum Minimum
                        ------- ------- ------- ------- ------- -------
        Agricultural...  4.65%   3.26%   3.89%   2.95%    N/A     N/A
        Commercial.....  4.61%   3.91%   4.65%   3.36%   3.65%   3.65%

   During the years ended December 31, 2017, 2016, and 2015, the Company did not reduce interest rates on any outstanding mortgage loans.

Credit Quality of Agricultural Mortgage Loans

   Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in thousands):

                                      2017                  2016
                              --------------------  --------------------
                               Recorded              Recorded
       Loan-to-value ratios:  Investment % of Total Investment % of Total
       ---------------------  ---------- ---------- ---------- ----------
          Less than 65%......  $73,314       97%     $60,355       97%
          65% to 75%.........    1,742        3        1,742        3
                               -------      ---      -------      ---
             Total...........  $75,056      100%     $62,097      100%
                               =======      ===      =======      ===

Credit Quality of Commercial Mortgage Loans

   Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in thousands):

                                      2017                  2016
                              --------------------  --------------------
                               Recorded              Recorded
                              Investment            Investment
       Loan-to-value ratios:    >1.20x   % of Total   >1.20x   % of Total
       ---------------------  ---------- ---------- ---------- ----------
          Less than 65%......  $26,754       98%     $25,491      100%
          65% to 75%.........      500        2           --       --
                               -------      ---      -------      ---
             Total...........  $27,254      100%     $25,491      100%
                               =======      ===      =======      ===

Age Analysis and Nonaccrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2017 and 2016. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2017 and 2016.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2017 and 2016.

Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2017, 2016, and 2015.

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of surplus included U.S. Treasury and agency securities with a book/adjusted carrying value of $213,004 thousand and $171,317 thousand at December 31, 2017 and 2016, respectively.

Restricted Assets

   The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December 31, (in thousands):

                                     2017                       2016
                          -------------------------  -------------------------
                            Total             % of     Total             % of
                          Pledged &   % of   Total   Pledged &   % of   Total
                          Restricted Total  Admitted Restricted Total  Admitted
                            Assets   Assets  Assets    Assets   Assets  Assets
                          ---------- ------ -------- ---------- ------ --------
State deposits...........   $3,598    -- %    -- %     $3,489    -- %    -- %
Derivative OTC centrally
  cleared - securities
  pledged................      400     --      --         349     --      --
                            ------    ---     ---      ------    ---     ---
Total pledged and
  restricted assets......   $3,998    -- %    -- %     $3,838    -- %    -- %
                            ======    ===     ===      ======    ===     ===

Derivatives

Types of Derivatives

   The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in thousands):

                                                               2017                        2016
                                                    --------------------------- ---------------------------
                                                              Book/                       Book/
                                                             Adjusted Estimated          Adjusted Estimated
Primary Underlying                                  Notional Carrying   Fair    Notional Carrying   Fair
Risk Exposure                 Instrument Type        Amount   Value     Value    Amount   Value     Value
------------------        ------------------------  -------- -------- --------- -------- -------- ---------
Foreign currency
  exchange rate.......... Foreign currency swaps... $76,697  $ 9,903   $9,302   $ 84,047 $18,348   $18,687
Credit................... Credit default swaps.....  22,000      440      526     24,700     214       319
                                                    -------  -------   ------   -------- -------   -------
                              Total Assets......... $98,697  $10,343   $9,828   $108,747 $18,562   $19,006
                                                    =======  =======   ======   ======== =======   =======

Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Credit Derivatives

   Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.

   Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. In certain instances, the Company may lock in the economic impact of existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

Equity Market Derivatives

   Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash, based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   The Company had no holdings of equity market derivatives at December 31, 2017 and 2016.

Hedging

Fair Value Hedges

   The Company held no fair value hedges during the years ended December 31, 2017, 2016, and 2015.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   For the year ended December 31, 2017, there were net losses of $615 thousand related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation. For the years ended December 31, 2016 and 2015, there were no gains (losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2017, 2016, and 2015, there were no gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2017, 2016, and 2015.

Non-qualifying Derivatives

   The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to economically hedge its exposure to adverse movements in credit; and
(iii) equity index options to hedge certain invested assets against adverse changes in equity indices.

Derivatives for Other than Hedging Purposes

   The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

   The estimated fair value of the derivatives held for other than hedging purposes is presented in the following table at December 31, (in thousands):

                                           Asset/(1)/ Liability/(1)/
                                           ---------  --------------
                                           2017  2016 2017    2016
                                           ----  ---- ----    ----
                 Derivative component of
                   RSATs.................. $526  $339 $--     $--

          /(1)/Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

   The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                           Asset/(1)/ Liability/(1)/
                                           ---------  --------------
                                           2017  2016 2017    2016
                                           ----  ---- ----    ----
                 Derivative component of
                   RSATs.................. $425  $268 $--     $--

          /(1)/Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value.

   The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                             2017 2016  2015
                                             ---- ---- -----
                   Derivative component of
                     RSATs.................. $296 $223 $(657)

Credit Derivatives

   In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22,000 thousand at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received
$526 thousand and $339 thousand, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in thousands, except weighted average years to maturity):

                                                              2017                                         2016
                                           -------------------------------------------  -----------------------------
                                                             Maximum                                      Maximum
                                                            Amount of                                    Amount of
                                                              Future                                       Future
                                             Estimated       Payments      Weighted     Estimated Fair    Payments
Rating Agency Designation                  Fair Value of      under         Average        Value of        under
of Referenced Credit              NAIC     Credit Default Credit Default   Years to     Credit Default Credit Default
Obligations/ (1)/              Designation     Swaps          Swaps      Maturity/ (2)/     Swaps          Swaps
-------------------------      ----------- -------------- -------------- -------------  -------------- --------------
Aaa/Aa/A......................      1
  Single name credit default
   swaps (corporate)..........                  $ --         $    --                         $ --         $    --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
Baa...........................      2
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                   526          22,000          5.0             339          22,000
                                                ----         -------                         ----         -------
  Subtotal....................                   526          22,000          5.0             339          22,000
                                                ----         -------                         ----         -------
Ba............................      3
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
B.............................      4
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
Caa and lower.................      5
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
In or near default............      6
  Single name credit default
   swaps (corporate)..........                    --              --                           --              --
  Credit default swaps
   referencing indices........                    --              --                           --              --
                                                ----         -------                         ----         -------
  Subtotal....................                    --              --                           --              --
                                                ----         -------                         ----         -------
  Total.......................                  $526         $22,000          5.0            $339         $22,000
                                                ====         =======                         ====         =======

                               --------------



                                 Weighted
Rating Agency Designation         Average
of Referenced Credit             Years to
Obligations/ (1)/              Maturity/ (2)/
-------------------------      -------------
Aaa/Aa/A......................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

Baa...........................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........      5.0

  Subtotal....................      5.0

Ba............................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

B.............................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

Caa and lower.................
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

In or near default............
  Single name credit default
   swaps (corporate)..........
  Credit default swaps
   referencing indices........

  Subtotal....................

  Total.......................      5.0


                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




/(1)/The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

/(2)/The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

   The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2017 and 2016, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

Off-Balance Sheet Risk and Credit Risk

   The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at December 31, (in thousands):

                                             Asset      Liability
                                        --------------- ---------
                                         2017    2016   2017 2016
                                        ------- ------- ---- ----
              Foreign currency swaps... $15,917 $23,267 $--  $--
              Credit default swaps.....  22,000  22,000  --   --
                                        ------- ------- ---  ---
              Total.................... $37,917 $45,267 $--  $--
                                        ======= ======= ===  ===

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

   Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $1,263 thousand and $1,836 thousand at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in thousands):

                                            Securities/ (1)/
                                            ----------------
                                            2017     2016
                                            ----     ----
                           Initial Margin:
                           OTC-cleared..... $400     $349

  /(1)/Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

   The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in thousands):

                                            Cash/ (1)/
                                          ---------------
                                           2017    2016
                                          ------- -------
                       Variation Margin:
                       OTC-bilateral..... $10,374 $18,724
                       OTC-cleared.......     526     335
                                          ------- -------
                       Total OTC......... $10,900 $19,059
                                          ======= =======

  /(1)/Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in payable for collateral under securities loaned and other transactions.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Net Investment Income

          The components of net investment income for the years ended December 31, were as follows (in thousands):

                                                      2017     2016     2015
                                                    -------- -------- --------
 Bonds............................................. $ 67,640 $ 72,714 $ 77,091
 Mortgage loans....................................    4,471    7,946    6,097
 Cash, cash equivalents and short-term investments.      337       81       --
 Contract loans....................................   23,626   23,265   23,996
 Derivatives.......................................    1,581    2,228    2,552
 Other.............................................    4,268    4,315    3,240
                                                    -------- -------- --------
    Gross investment income........................  101,923  110,549  112,976
    Less: investment expenses......................    2,407    2,458    2,180
                                                    -------- -------- --------
    Net investment income, before IMR amortization.   99,516  108,091  110,796
 IMR amortization..................................       37      810    1,048
                                                    -------- -------- --------
 Net investment income............................. $ 99,553 $108,901 $111,844
                                                    ======== ======== ========

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

   Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in thousands):

                                                                      2017     2016     2015
                                                                    -------  --------  ------
Bonds.............................................................. $(1,382) $(13,993) $  432
Mortgage loans.....................................................      --       454      --
Derivatives........................................................   2,465     2,024     168
Other..............................................................     135     2,538     804
                                                                    -------  --------  ------
Net realized capital gains (losses), before Federal income tax.....   1,218    (8,977)  1,404
   Less: Federal income tax expense (benefit)......................    (150)   (4,036)    219
                                                                    -------  --------  ------
Net realized capital gains (losses), before IMR transfer...........   1,368    (4,941)  1,185
IMR transfer, net of Federal income tax expense (benefit)
  of $(474) thousand and $(4,041) thousand, respectively...........    (879)   (7,505)    911
                                                                    -------  --------  ------
Net realized capital gains (losses), net of Federal income tax and
  IMR transfer..................................................... $ 2,247  $  2,564  $  274
                                                                    =======  ========  ======

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds and Stocks

   Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds are generally determined by the first in, first out basis, and the related foreign exchange capital gains (losses) on bonds were as follows for the years ended December 31, (in thousands):

                                                2017      2016      2015
                                              --------  --------  --------
    Proceeds from sales and disposals........ $179,779  $594,172  $438,964
    Gross realized capital gains on sales.... $    727  $  7,865  $  6,657
    Gross realized capital losses on sales... $   (831) $(20,036) $ (4,791)
    Foreign exchange capital gains on sales.. $     --  $     --  $     --
    Foreign exchange capital losses on sales. $ (1,277) $ (1,822) $ (1,041)
    OTTI losses-bonds........................ $     --  $     --  $   (393)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 4 - Related Party Information

Service Agreements

   The Company is a party to service agreements with its affiliates, including, but not limited to, those described below, that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

   The Company has entered into a master service agreement with Brighthouse Services, LLC ("Brighthouse Services"), whereby Brighthouse Services upon request provides for a broad range of services to be rendered and makes available its personnel and facilities. Services, personnel and facilities are requested by the Company as deemed necessary or beneficial for its operations. The agreement involves cost allocation arrangements, under which the Company pays Brighthouse Services for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, personnel and facilities provided.

Marketing, Selling and Distribution Agreements

   The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements.

Reinsurance Agreements

   The Company has reinsurance agreements with Brighthouse Life and Brighthouse Reinsurance Company of Delaware ("BRCD"), both of which are related parties.

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                                     2017       2016       2015
                                                                  ---------  ---------  ---------
Premiums and annuity considerations:
   Reinsurance ceded............................................. $ (27,246) $ (44,034) $ (44,442)
Reserve adjustments on reinsurance ceded:
   Reinsurance ceded............................................. $(530,503) $(433,162) $(538,633)
Benefits payments:
   Reinsurance ceded............................................. $(540,705) $(449,979) $(566,021)
Changes to reserves, deposit funds and other policy liabilities:
   Reinsurance ceded............................................. $  68,527  $ 104,533  $(137,416)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                                  2017       2016
                                                                               ---------  ---------
Reserves for life and health insurance, annuities and deposit-type contracts:
   Reinsurance ceded.......................................................... $(569,865) $(660,991)
Funds held under reinsurance treaties:
   Reinsurance ceded.......................................................... $  33,089  $  33,050

   The Company ceded a block of business to BRCD, an affiliate, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $68,185 thousand and $67,434 thousand at December 31, 2017 and 2016, respectively; the Company recorded a funds withheld liability of $33,089 thousand and $33,050 thousand at December 31, 2017 and 2016, respectively; ceded premiums related to this business were $2,054 thousand, $1,686 thousand, and $71 thousand for the years ended
December 31, 2017, 2016, and 2015, respectively; and pre-tax income were $1,349 thousand, $993 thousand, and $1,154 thousand for the years ended December 31, 2017, 2016, and 2015, respectively.

   In January 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Life and the Company. The transaction was treated as a termination of the existing reinsurance agreement and execution of a new reinsurance agreement having no net surplus impact. The transaction resulted in a gain in surplus of $55,179 thousand and was directly offset by a current period loss of the same amount at the time of the novation and assignment.

   Financial impacts recorded by the company for this business excluding the effect of the novation and assignment stated above, were aggregate ceded reserves of $277,640 thousand and $325,783 thousand at December 31, 2017 and 2016, respectively; ceded premiums of $15,394 thousand, $31,623 thousand, and $33,394 thousand for the years ended December 31, 2017, 2016, and 2015, respectively; ceded reserve adjustments on reinsurance of $530,503 thousand, $433,162 thousand, and $538,633 thousand for the years ended December 31,2017, 2016, and 2015, respectively, ceded benefits of $535,994 thousand, $447,312 thousand, and $565,725 thousand for the years ended December 31, 2017, 2016, and 2015, respectively.

   The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Life. The Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $66,248 thousand and $91,921 thousand at December 31, 2017 and 2016, respectively; ceded premiums of $9,922 thousand and $10,452 thousand, and $10,574 thousand for the years ended December 31, 2017 and 2016, and 2015, respectively.

Investments

   The Company purchases unaffiliated mortgage loans under a master participation agreement, from MLIC, simultaneously with MLIC's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from MLIC during the years ended December 31, 2017, 2016, and 2015 was $1,800 thousand,
$2,500 thousand, and $10,500 thousand, respectively. In connection with the mortgage loan participations, MLIC collected mortgage loan principal and interest payments on the Company's behalf and MLIC remitted such payments to the Company in the amount of $197 thousand, $2 thousand, and $35 thousand during the years ended December 31, 2017, 2016, and 2015, respectively.

   The Company did not report any investments in an insurance SCA for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2017.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Other

   In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company did not transfer invested assets to affiliates for the year ended December 31, 2017. The Company transferred invested assets to affiliates with a book/adjusted carrying value of $19,312 thousand and an estimated fair value of $22,792 thousand for the year ended December 31, 2016. The realized capital gains recognized on these transfers were $3,480 thousand during the year ended December 31, 2016.

   The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Advisers and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

   The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $8,019 thousand and $11,982 thousand at December 31, 2017 and 2016, respectively. Payables to affiliates, included in other liabilities, totaled $18,810 thousand and $2,401 thousand at December 31, 2017 and 2016, respectively.

Note 5 - Premium and Annuity Considerations Deferred and Uncollected

   Premium and annuity considerations deferred and uncollected at December 31, were as follows (in thousands):

                                       2017                   2016
                              ---------------------- ----------------------
    Type                       Gross  Net of Loading  Gross  Net of Loading
    ----                      ------- -------------- ------- --------------
    Ordinary renewal......... $19,106    $17,489     $17,374    $15,235
    Personal health..........      91         91          68         68
                              -------    -------     -------    -------
      Total.................. $19,197    $17,580     $17,442    $15,303
                              =======    =======     =======    =======

Note 6 - Reinsurance and Other Insurance Transactions

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5,000 thousand per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For its individual annuity business, the Company reinsures to Brighthouse Life, and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. The Company also periodically monitors the collectability of reinsurance balances. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                                     2017       2016       2015
                                                                  ---------  ---------  ---------
Premiums and annuity considerations:
   Reinsurance ceded............................................. $ (87,233) $ (90,007) $ (98,235)
Reserve adjustments on reinsurance ceded:
   Reinsurance ceded............................................. $(530,503) $(433,162) $(538,633)
Benefits payments:
   Reinsurance ceded............................................. $(595,365) $(516,452) $(626,952)
Changes to reserves, deposit funds and other policy liabilities:
   Reinsurance ceded............................................. $  78,501  $ 120,362  $(133,258)

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                            2017       2016
                                                         ---------  ---------
  Reserves for life and health insurance and annuities:
     Reinsurance ceded.................................. $(870,714) $(969,627)
  Funds held under reinsurance treaties:
     Reinsurance ceded.................................. $  78,827  $  79,241

   The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2017 and 2016. Assets held in trust for reinsurance agreements totaled $83,718 thousand at December 31, 2017 and $84,371 thousand at December 31, 2016 for related and unrelated reinsurers. Funds held under reinsurance treaties totaled $78,827 thousand and $79,241 thousand at December 31, 2017 and 2016, respectively.

Deferred Gains on Reinsurance Agreements

   The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus (deficit). The

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in thousands):

                                              2017     2016
                                             ------- -------
                   Balance at beginning of
                     year................... $37,218 $38,555
                   Amortization of deferred
                     gains on affiliated
                     reinsurance /(1)/......  52,099  (1,337)
                                             ------- -------
                   Balance at end of year... $89,317 $37,218
                                             ======= =======

         /(1)/See Note 4 - Related Party Information - "Reinsurance Agreements" for additional information.

Note 7 - Reserves for Life Contracts and Deposit-Type Contracts

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to $2,376 thousand and $2,326 thousand at December 31, 2017 and 2016, respectively, are held for surrender values in excess of the legally computed reserves.

   The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

   At December 31, 2017 and 2016, the Company had $284,252 thousand and
$325,053 thousand, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled
$4,453 thousand and $5,228 thousand at December 31, 2017 and 2016, respectively.

   The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

   For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

   The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

   The details for other changes are as follows (in thousands):

                                                                   Ordinary
                                                      ----------------------------------
Item                                          Total   Life Insurance Individual Annuities
----                                        --------  -------------- --------------------
AG43 standard scenario excess.............. $(65,702)    $    --           $(65,702)
For excess of valuation net premiums over
  corresponding gross premiums.............     (772)       (772)                --
For surrender values in excess of reserves
  otherwise required and carried...........       50          50                 --
Guaranteed minimum death benefits..........   (2,155)     (2,155)                --
Reinsurance ceded..........................   65,304          --             65,304
                                            --------     -------           --------
Total...................................... $ (3,275)    $(2,877)          $   (398)
                                            ========     =======           ========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 8 - Participating Business

   Direct premiums on participating policies in the amount of $22,547 thousand, $22,615 thousand, and $22,604 thousand, represented approximately 9%, 8%, and 7% of the Company's direct premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   The amount of incurred policyholder dividends in 2017, 2016 and 2015, as reported in dividends to policyholders, was $4,582 thousand, $4,475 thousand, and $4,808 thousand, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

Note 9 - Accident and Health ("A&H") Policy and Claim Liabilities

   A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

   The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

   Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

   Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products) are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

   All claim reserves include an expense load to cover future loss adjustment expenses.

   Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in thousands):

                                          2017    2016    2015
                                         ------  ------  ------
               Balance at January 1..... $5,177  $5,711  $5,849

               Incurred related to:
                  Current year..........    759     491     782
                  Prior years...........   (196)   (194)   (212)
                                         ------  ------  ------
                  Total incurred........    563     297     570
                                         ------  ------  ------

               Paid related to:
                  Current year..........    (69)    (26)    (52)
                  Prior years...........   (728)   (805)   (656)
                                         ------  ------  ------
                  Total paid............   (797)   (831)   (708)
                                         ------  ------  ------
               Balance at December 31... $4,943  $5,177  $5,711
                                         ======  ======  ======

   As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $196 thousand and $194 thousand in 2017 and 2016, respectively. The changes in 2017 and 2016, respectively, were

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

Note 10 - Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

   Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies were as follows at December 31, were as follows (dollars in thousands):

                                                          2017
                                     ----------------------------------------------
                                                  Separate
                                      General      Account                Percent of
                                      Account   Nonguaranteed    Total      Total
                                     ---------  ------------- ----------  ----------
Subject to discretionary withdrawal:
   At book value less
     current surrender
     charge of 5% or more........... $   5,625   $       --   $    5,625      0.1%
   At fair value....................        --    4,705,135    4,705,135     89.5
                                     ---------   ----------   ----------    -----
       Total with market
         value
         adjustment or
         at fair value..............     5,625    4,705,135    4,710,760     89.6
   At book value without
     adjustment.....................   486,391           --      486,391      9.3
Not subject to
  discretionary
  withdrawal:.......................    40,708       18,830       59,538      1.1
                                     ---------   ----------   ----------    -----
   Total (gross)....................   532,724    4,723,965    5,256,689    100.0%
                                                                            =====
Reinsurance ceded...................  (356,525)          --     (356,525)
                                     ---------   ----------   ----------
   Total (net)...................... $ 176,199   $4,723,965   $4,900,164
                                     =========   ==========   ==========

                                                                           2016
                                                      ----------------------------------------------
                                                                   Separate
                                                       General      Account                Percent of
                                                       Account   Nonguaranteed    Total      Total
                                                      ---------  ------------- ----------  ----------
Subject to discretionary withdrawal:
   At book value less current surrender charge of
     5% or more...................................... $  10,271   $       --   $   10,271      0.2%
   At fair value.....................................        --    4,592,407    4,592,407     88.7
                                                      ---------   ----------   ----------    -----
       Total with market value adjustment or at
         fair value..................................    10,271    4,592,407    4,602,678     88.9
   At book value without adjustment..................   518,300           --      518,300     10.0
Not subject to discretionary withdrawal:.............    39,303       17,701       57,004      1.1
                                                      ---------   ----------   ----------    -----
   Total (gross).....................................   567,874    4,610,108    5,177,982    100.0%
                                                                                             =====
Reinsurance ceded....................................  (383,365)          --     (383,365)
                                                      ---------   ----------   ----------
   Total (net)....................................... $ 184,509   $4,610,108   $4,794,617
                                                      =========   ==========   ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in thousands):

                                                  2017       2016
                                               ---------- ----------
           General Account:
              Annuities (excluding
                supplementary contracts with
                life contingencies)........... $  130,499 $  139,586
              Supplementary contracts with
                life contingencies............     37,889     37,069
              Deposit-type contracts..........      7,811      7,854
                                               ---------- ----------
                  Subtotal....................    176,199    184,509

           Separate Account:
              Annuities (excluding
                supplementary contracts)......  4,705,135  4,592,407
              Supplementary contracts with
                life contingencies............     15,816     15,221
              Other contract deposit funds....      3,014      2,481
                                               ---------- ----------
                  Total....................... $4,900,164 $4,794,618
                                               ========== ==========

Note 11 - Separate Accounts

   The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2017 and 2016, the Company's Separate Account assets that are legally insulated from the General Account claims are $8,101,052 thousand and $7,696,438 thousand, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

                                     Nonguaranteed Separate Accounts
                                     --------------------------------
                                          2017       2016       2015
                                     ---------- ---------- ----------
          Premiums, considerations
            or deposits for years
            ended December 31....... $  149,241 $  182,697 $  201,459
                                     ========== ========== ==========
          Reserves at December 31
          For accounts with assets
            at:
             Fair value............. $8,079,019 $7,660,774 $7,865,687
                                     ========== ========== ==========
          By withdrawal
            characteristics:
             At fair value.......... $8,060,189 $7,643,072 $7,847,723
             Not subject to
               discretionary
               withdrawal...........     18,830     17,702     17,964
                                     ---------- ---------- ----------
                 Total reserves..... $8,079,019 $7,660,774 $7,865,687
                                     ========== ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in thousands):

                                                 2017       2016       2015
                                              ---------  ---------  ---------
  Transfers to Separate Accounts............. $ 148,615  $ 182,708  $ 202,012
  Transfers from Separate Accounts...........   930,877    857,158    952,417
                                              ---------  ---------  ---------
  Net transfers to (from) Separate Accounts..  (782,262)  (674,450)  (750,405)
  Reconciling difference.....................        --         --         --
                                              ---------  ---------  ---------
  Transfers as reported in the statements of
    operations of the General Account........ $(782,262) $(674,450) $(750,405)
                                              =========  =========  =========

Note 12 - Federal Income Tax

   For the period prior to the separation of Brighthouse from MetLife, the Company's Federal income tax return is consolidated with the following entities:

23rd Street Investments, Inc.                        MetLife Holdings, Inc.
334 Madison Euro Investments, Inc.                   MetLife Home Loans, LLC
Alpha Properties, Inc.                               MetLife Insurance Brokerage, Inc.
American Life Insurance Company                      MetLife Investors Distribution Company
Beta Properties, Inc.                                MetLife Reinsurance Company of Delaware
Borderland Investments, Ltd.                         MetLife Reinsurance Company of Charleston
Brighthouse Financial, Inc.                          MetLife Reinsurance Company of South Carolina
Brighthouse Life Insurance Company                   MetLife Reinsurance Company of Vermont
Brighthouse Life Insurance Company of NY             MetLife Tower Resources Group, Inc.
Brighthouse Holdings, LLC                            MetLife USA Assignment Company
Brighthouse Reinsurance Company of Delaware          MetLife
Brighthouse Services, LLC                            Metropolitan Casualty Insurance Company
Cova Life Management Company                         Metropolitan Direct Property and Casualty Insurance Company
Delaware American Life Insurance Company             Metropolitan General Insurance Company
Delta Properties Japan, Inc.                         Metropolitan Group Property & Casualty Insurance Company
Economy Fire & Casualty Company                      Metropolitan Life Insurance Company
Economy Preferred Insurance Company                  Metropolitan Lloyds Insurance Company of Texas
Economy Premier Assurance Company                    Metropolitan Lloyds, Inc.
Enterprise General Insurance Agency, Inc.            Metropolitan Property & Casualty Insurance Company
Epsilon Properties Japan, Inc.                       Metropolitan Tower Life Insurance Company
General American Life Insurance Company              Metropolitan Tower Realty Company, Inc.
Hyatt Legal Plans of Florida, Inc.                   Missouri Reinsurance, Inc.
Hyatt Legal Plans, Inc.                              Newbury Insurance Company Limited
International Technical and Advisory Services, Ltd.  One Financial Place Corporation
Iris Properties, Inc.                                Park Tower REIT, Inc.
Kappa Properties Japan, Inc.                         Safeguard Health Enterprises, Inc,
MetLife Assignment Company, Inc.                     Safeguard Health Plans, Inc. (CA)
MetLife Auto & Home Insurance Agency, Inc.           Safeguard Health Plans, Inc. (FL)
MetLife Consumer Services, Inc.                      Safeguard Health Plans, Inc. (NV)
MetLife Credit Corp.                                 Safeguard Health Plans, Inc. (TX)
MetLife Funding, Inc.                                SafeHealth Life Insurance Company
MetLife Global Benefits, Ltd.                        The Prospect Company
MetLife Global, Inc.                                 Transmountain Land & Livestock Company
MetLife Group, Inc.                                  White Oak Royalty Company
MetLife Health Plans, Inc.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   Federal income tax expense has been calculated in accordance with the provisions of the Code.

   The components of net DTA and DTL consisted of the following, at December 31, (in thousands):

                                     2017                        2016
                          --------------------------  --------------------------
                          Ordinary  Capital   Total   Ordinary  Capital   Total
                          --------  ------- --------  --------  ------- --------
Gross DTA................ $ 92,431   $  --  $ 92,431  $127,433   $  --  $127,433
Statutory valuation
  allowance adjustments..       --      --        --        --      --        --
                          --------   -----  --------  --------   -----  --------
Adjusted gross DTA.......   92,431      --    92,431   127,433      --   127,433
DTA nonadmitted..........  (51,256)     --   (51,256)  (78,371)     --   (78,371)
                          --------   -----  --------  --------   -----  --------
Subtotal net admitted DTA   41,175      --    41,175    49,062      --    49,062
DTL......................   (3,492)   (288)   (3,780)   (6,249)   (869)   (7,118)
                          --------   -----  --------  --------   -----  --------
Net admitted DTA/(Net
  DTL)................... $ 37,683   $(288) $ 37,395  $ 42,813   $(869) $ 41,944
                          ========   =====  ========  ========   =====  ========

                                                 Change
                                       --------------------------
                                       Ordinary  Capital   Total
                                       --------  ------- --------
             Gross DTA................ $(35,002)  $ --   $(35,002)
             Statutory valuation
               allowance adjustments..       --     --         --
                                       --------   ----   --------
             Adjusted gross DTA.......  (35,002)    --    (35,002)
             DTA nonadmitted..........   27,115     --     27,115
                                       --------   ----   --------
             Subtotal net admitted DTA   (7,887)    --     (7,887)
             DTL......................    2,757    581      3,338
                                       --------   ----   --------
             Net admitted DTA/(Net
               DTL)................... $ (5,130)  $581   $ (4,549)
                                       ========   ====   ========

   The amount of each result or component of the calculation for SSAP No. 101 - Income Taxes, ("SSAP 101") at December 31, (in thousands):

                                                                    2017                     2016
                                                          ------------------------ ------------------------
                                                          Ordinary Capital  Total  Ordinary Capital  Total
                                                          -------- ------- ------- -------- ------- -------
Federal income taxes paid in prior years recoverable
  through loss carrybacks................................ $    --   $ --   $    -- $ 5,936   $ --   $ 5,936
Adjusted gross DTA expected to be realized (excluding
  the amount of DTA from above) after application of the
  threshold limitation (the lesser of 1 and 2 below).....  37,395     --    37,395  36,008     --    36,008
1. Adjusted gross DTA expected to be realized following
  the balance sheet date.................................  37,395     --    37,395  36,008     --    36,008
2. Adjusted gross DTA allowed per limitation threshold...     XXX    XXX    66,087     XXX    XXX    61,933
Adjusted gross DTA (excluding the amount of DTA from
  above) offset by gross DTL.............................   3,492    288     3,780   6,249    869     7,118
                                                          -------   ----   ------- -------   ----   -------
DTA admitted as the result of application of SSAP 101
  total.................................................. $40,887   $288   $41,175 $48,193   $869   $49,062
                                                          =======   ====   ======= =======   ====   =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                                                            Change
                                                                   ------------------------
                                                                   Ordinary Capital  Total
                                                                   -------- ------- -------
Federal income taxes paid in prior years recoverable through loss carrybacks...................................................... $(5,936)  $  --  $(5,936)
Adjusted gross DTA expected to be realized (excluding the
  amount of DTA from above) after application of the threshold
  limitation (the lesser of 1 or 2 below).........................   1,387      --    1,387
1. Adjusted gross DTA expected to be realized following the
  balance sheet date..............................................   1,387      --    1,387
2. Adjusted gross DTA allowed per limitation threshold............     XXX     XXX    4,154
Adjusted gross DTA (excluding the amount of DTA from above)
  offset by gross DTL.............................................  (2,757)   (581)  (3,338)
                                                                   -------   -----  -------
DTA admitted as the result of application of SSAP 101 total....... $(7,306)  $(581) $(7,887)
                                                                   =======   =====  =======

                                                               2017      2016
                                                             --------  --------
RBC percentage used to determine recovery period and
  threshold limitation amount...............................     2738%     2522%
Amount of total adjusted capital used to determine recovery
  period and threshold limitation........................... $462,015  $432,316

   Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

   The Company's tax planning strategies do not include the use of reinsurance.

   All DTL were recognized as of December 31, 2017 and 2016.

   Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in thousands):

                                          2017     2016    2015
                                        -------  -------  -------
              Federal.................. $15,717  $42,911  $46,812
              Foreign..................      --       --        4
                                        -------  -------  -------
                 Subtotal..............  15,717   42,911   46,816
              Federal income tax on
                net capital gains
                (losses)...............    (150)  (4,036)     219
                                        -------  -------  -------
              Federal and foreign
                income taxes incurred.. $15,567  $38,875  $47,035
                                        =======  =======  =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in thousands):

                                                   2017      2016     Change
 DTA resulting from book/income tax differences: --------  --------  --------
            Ordinary:
               Employee benefits................ $ 34,609  $ 49,187  $(14,578)
              Deferred acquisition
                 costs..........................    8,644    22,179   (13,535)
              Policyholder
                 dividends accrual..............      935     1,663      (728)
              Policyholder reserves.............    8,020    10,252    (2,232)
               Ceding commissions...............   18,757    13,026     5,731
              Tax credit
                 carryforward...................   11,058    14,916    (3,858)
               Other............................    9,566    14,084    (4,518)
               Legal contingency................       56        60        (4)
               Nonadmitted assets...............      786     2,066    (1,280)
                                                 --------  --------  --------
            Gross ordinary DTA -
              (admitted and
              nonadmitted)......................   92,431   127,433   (35,002)
            Total ordinary DTA -
              (nonadmitted).....................  (51,256)  (78,371)   27,115
                                                 --------  --------  --------
            Total ordinary DTA -
              (admitted)........................   41,175    49,062    (7,887)
                                                 --------  --------  --------
            Capital:
               Investments......................       --        --        --
                                                 --------  --------  --------
            Gross capital DTA -
              (admitted and
              nonadmitted)......................       --        --        --
            Total capital DTA -
              (nonadmitted).....................       --        --        --
                                                 --------  --------  --------
            Total capital DTA -
              (admitted)........................       --        --        --
                                                 --------  --------  --------
            Total DTA - (admitted).............. $ 41,175  $ 49,062  $ (7,887)
                                                 ========  ========  ========
            DTL resulting from
              book/income tax
              differences:......................
             Investments - ordinary............. $ (3,492) $ (6,249) $  2,757
              Investments - capital.............     (288)     (869)      581
              Deferred and
               uncollected premiums.............       --        --        --
                                                 --------  --------  --------
               Total DTL........................   (3,780)   (7,118)    3,338
                                                 --------  --------  --------
             Net admitted DTA/(DTL)............. $ 37,395  $ 41,944    (4,549)
                                                 ========  ========
              Income tax effect of
                change in
                nonadmitted assets..............                      (27,115)
              Income tax effect of
                change in
                unrealized gains
                 (losses).......................                          142
              Additional minimum
                 pension liability..............                       (3,204)
              Prior period
                adjustment in
                 surplus........................                        8,137
                                                                     --------
               Change in net DTA................                     $(26,589)
                                                                     ========

   Before tax reform, the Company's gross DTA was $146,680 thousand and its gross DTL was $6,300 thousand (both at 35%). After tax reform, the Company's gross DTA was decreased by $54,249 thousand to $92,431 thousand and its gross DTL increased by $2,520 thousand to $3,780 thousand (both at 21%). The Company's non-admitted DTA was $85,426 thousand before tax reform and is $51,256 thousand after tax reform (a decrease of $34,171 thousand). The Company's admitted net DTA/DTL decreased by $6,500 thousand after the net impact of tax reform.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                                    2016      2015     Change
  DTA resulting from book/income tax differences: --------  --------  -------
             Ordinary:
                Employee benefits................ $ 49,187  $ 49,076  $   111
               Deferred acquisition
                  costs..........................   22,179    30,404   (8,225)
               Policyholder
                  dividends accrual..............    1,663        --    1,663
               Policyholder reserves.............   10,252    15,275   (5,023)
                Ceding commissions...............   13,026    13,494     (468)
               Tax credit
                  carryforward...................   14,916    11,761    3,155
                Other............................   14,084     9,594    4,490
                Legal contingency................       60        --       60
                Nonadmitted assets...............    2,066     2,960     (894)
                                                  --------  --------  -------
             Gross ordinary DTA -
               (admitted and
               nonadmitted)......................  127,433   132,564   (5,131)
             Total ordinary DTA -
               (nonadmitted).....................  (78,371)  (74,473)  (3,898)
                                                  --------  --------  -------
             Total ordinary DTA -
               (admitted)........................   49,062    58,091   (9,029)
                                                  --------  --------  -------
             Capital:
                Investments......................       --         5       (5)
                                                  --------  --------  -------
             Gross capital DTA -
               (admitted and
               nonadmitted)......................       --         5       (5)
             Total capital DTA -
               (nonadmitted).....................       --        (5)       5
                                                  --------  --------  -------
             Total capital DTA -
               (admitted)........................       --        --       --
                                                  --------  --------  -------
             Total DTA - (admitted).............. $ 49,062  $ 58,091  $(9,029)
                                                  ========  ========  =======
             DTL resulting from
               book/income tax
               differences:......................
              Investments - ordinary............. $ (6,249) $(12,488) $ 6,239
               Investment - capital..............     (869)       --     (869)
               Deferred and
                uncollected premiums.............       --         1       (1)
                                                  --------  --------  -------
                Total DTL........................   (7,118)  (12,487)   5,369
                                                  --------  --------  -------
              Net admitted DTA/(DTL)............. $ 41,944  $ 45,604   (3,660)
                                                  ========  ========
               Income tax effect of
                 change in
                 nonadmitted assets..............                       3,893
               Income tax effect of
                 change in
                 unrealized gains
                  (losses).......................                         238
               Income tax effect on
                 pension accounting..............                       1,966
                                                                      -------
                Change in net DTA................                     $ 2,437
                                                                      =======

   The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2017.

   The Company had tax credit carryforwards of $2 thousand at December 31, 2017 which expire from 2028 to 2029 and $11,056 thousand with no expiration date.

   The Company did not have Federal income taxes available at December 31, 2017 for recoupment in the event of future net losses.

   The Company had no deposits at December 31, 2017 under Section 6603 of the Code.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the years ended December 31 were as follows (in thousands):

                                                                                         2017      2016      2015
                                                                                       --------  --------  --------
Gain (loss) from operations after dividends to policyholders and before Federal income tax @ 35%.................................................................... $ 28,501  $ 52,216  $ 71,171
Net realized capital gains (losses) @ 35%.............................................      426    (3,142)      491
Tax effect of:
Rate Revaluation due to Tax Reform....................................................   51,729        --        --
Employee matters agreement............................................................    8,137        --        --
Change in nonadmitted assets..........................................................      756       894     1,175
Fines, fees and other nondeductible expenses..........................................        2       221         2
Call center prior period adjustment in surplus........................................       --     1,751       110
Nontaxable investment income..........................................................       --    (1,523)     (725)
Interest maintenance reserve..........................................................      (13)     (283)     (367)
Other.................................................................................      (24)     (817)       --
Tax exempt income.....................................................................     (115)       --        --
Tax credits...........................................................................     (972)   (1,092)     (827)
Prior years adjustments and accruals..................................................   (1,233)    2,617     4,878
Tax effect of separation items from MetLife...........................................   (2,331)       --        --
Separate Account dividend received deduction..........................................  (13,816)  (12,653)  (12,107)
Uncertain tax positions...............................................................  (20,754)       --        --
                                                                                       --------  --------  --------
Total statutory income taxes (benefit)................................................ $ 50,293  $ 38,189  $ 63,801
                                                                                       ========  ========  ========
Federal and foreign income taxes incurred (benefit) including tax on realized capital gains (losses)...................................................................... $ 15,567  $ 38,875  $ 47,035
Change in net DTA.....................................................................   26,589    (2,437)   16,656
Prior period adjustment in surplus....................................................    8,137     1,751       110
                                                                                       --------  --------  --------
Total statutory income taxes (benefit)................................................ $ 50,293  $ 38,189  $ 63,801
                                                                                       ========  ========  ========

   The Company files income tax returns with the U.S. Federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiaries. The Company is no longer subject to U.S. Federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2007, except for 2003 through 2006, where the IRS disallowance relates to tax policyholder liability deductions and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   At December 31, 2017 and 2016, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets (SSAP 5R"), of $1,455 thousand and $19,784 thousand, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in thousands):

                                              2017      2016
                                            --------  -------
                  Balance at beginning of
                    year................... $ 19,784  $20,649
                  Net change for tax
                    positions of current
                    year...................       65      500
                  Net change for tax
                    positions of prior
                    years..................     (439)    (981)
                  Settlements with tax
                    authorities............  (17,955)    (384)
                                            --------  -------
                  Balance at end of year... $  1,455  $19,784
                                            ========  =======

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

   The Company recorded ($3,317) thousand, $197 thousand, and $0 of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had $110 thousand, $5,274 thousand, and $5,076 thousand accrued for the payment of interest at December 31, 2017, 2016, and 2015, respectively.

Note 13 - Capital and Surplus

   The portion of unassigned surplus (deficit) represented (or reduced) by each item below at December 31, was as follows (in thousands):

                                             2017      2016      2015
                                           --------  --------  --------
        Unrealized capital gains (losses). $ (8,480) $ (8,744) $ (9,186)
        Nonadmitted asset values.......... $(58,182) $(86,541) $(82,935)
        Asset valuation reserve........... $(14,658) $(17,052) $(21,289)

Dividend Restrictions

   Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the aggregate amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2017, the Company could pay its parent a stockholder dividend in 2018 of $65,713 thousand without required prior approval of the Commissioner.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The Company paid an ordinary cash dividend of $106,000 thousand to its parent, Brighthouse Holdings, on December 11, 2017. The Company did not receive any capital contributions in 2017, 2016, or 2015.

Note 14 - Employee Benefit Plans

Pension Plans and Other Benefits

   The Company sponsors a qualified and a nonqualified defined benefit pension plan as well as unfunded other postretirement benefit plans covering former employees and sales representatives, retirees and certain dependents. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively and are closed to new entrants. Participants became fully vested in their accrued plan benefits as of that date. The Company accounts for the New England Agency Retirement Plan ("AERP Plan") as a single employer plan. The obligations of the pension and postretirement plans, along with the related net periodic expense, are included in the accompanying Statutory Statements of Operations and Changes in Capital and Surplus and disclosures below. All benefit payments related to the nonqualified defined pension and other postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to its ultimate parent Brighthouse.

   Formerly, the Company's employees, sales representatives and retirees participated in funded qualified and unfunded non-qualified defined benefit pension plans and a postretirement plan sponsored by MLIC, the company's former affiliate. The Company ceased participation in these plans as of December 31, 2016. Pension benefits were provided utilizing either a traditional formula or cash balance formula. The traditional formula provided benefits based upon years of credited service and final average earnings. The cash balance formula utilized hypothetical or notional accounts which credited participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified pension plans provided supplemental benefits in excess of limits applicable to a qualified plan.

   The Company was allocated both pension and other postretirement expenses from MLIC corresponding with benefits provided to the employees that support the Company and did not bear direct obligation for benefits under these benefit plans. These allocations ceased December 31, 2016. Therefore, the assets and obligations of these benefit plans were not included in the accompanying Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus or the additional disclosures below. The Company's share of pension expense was $0, $8,376 thousand, and $3,529 thousand for the years ended December 31, 2017, 2016, and 2015, respectively. In addition, the Company's share of other postretirement expense was $0, $352 thousand, and $482 for the years ended December 31, 2017, 2016, and 2015, respectively. The allocated pension and postretirement benefit expenses were based on the proportionate share of the general expenses of the Company. The combined allocated pension and other postretirement benefit expense was included in the accompanying Statutory Statements of Operations and Changes in Capital and Surplus.

   As of December 31, 2016, the transition impacts of SSAP 92 and SSAP 102 were complete thus the year ended December 31, 2017 had no impact to surplus.

   At December 31, 2017, the post-tax surplus impact was a decrease of $4,347 thousand for other postretirement benefit plans. At December 31, 2016, the post-tax surplus impact was a decrease of $527 thousand for other postretirement benefit plans. At December 31, 2015, the post-tax surplus impact was a decrease of $1,279 thousand for other postretirement benefit plans.

   A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Information regarding the Company's AERP Plan and Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan") and its other postretirement plans at December 31, was as follows (in thousands):

Change in Pension Benefit Obligation

                                                                  Overfunded      Underfunded
                                                                -------------- -----------------
                                                                  2017    2016   2017     2016
                                                                --------  ---- -------  --------
Benefit obligation at beginning of year........................ $153,066  $--  $65,877  $212,725
Service cost...................................................      248   --       --       210
Interest cost..................................................    6,485   --    2,762     9,417
Actuarial (gains) losses.......................................    9,213   --    1,537     4,852
Benefits paid..................................................   (7,307)  --   (3,825)   (8,490)
Business combinations, divestitures, curtailments, settlements
  and special termination benefits.............................       --   --    4,576       229
                                                                --------  ---  -------  --------
Benefit obligation at end of year.............................. $161,705  $--  $70,927  $218,943
                                                                ========  ===  =======  ========

Change in Postretirement Benefit Obligation

                                                                   Underfunded
                                                                ----------------
                                                                  2017     2016
                                                                -------  -------
Benefit obligation at beginning of year........................ $37,148  $32,103
Service cost...................................................      --       18
Interest cost..................................................   1,613    1,663
Contribution by plan participants..............................   2,749    2,252
Actuarial (gains) losses.......................................   6,687   (2,185)
Benefits paid..................................................  (8,157)  (5,717)
Plan amendments................................................      --     (893)
Business combinations, divestitures, curtailments, settlements
  and special termination benefits.............................      --    9,907
                                                                -------  -------
Benefit obligation at end of year.............................. $40,040  $37,148
                                                                =======  =======

Change in Postemployment & Compensated Absence Benefit Obligation

   The Company did not have any special or contractual benefits per SSAP
No. 11, Postemployment Benefits & Compensated Absences, during 2017 and 2016.

Change in Plan Assets

                                   Pension Benefits   Postretirement Benefits
                                  ------------------  ----------------------
                                    2017      2016       2017        2016
                                  --------  --------   -------     -------
        Fair value of plan
          assets at beginning of
          year................... $155,323  $147,921  $    --     $    --
        Actual return on plan
          assets.................   16,934    11,023       --          --
        Reporting entity
          contribution...........    3,825     4,869    5,408       3,465
        Plan participants'
          contributions..........       --        --    2,749       2,252
        Benefits paid............  (11,132)   (8,490)  (8,157)     (5,717)
                                  --------  --------   -------     -------
        Fair value of plan
          assets at end of year.. $164,950  $155,323  $    --     $    --
                                  ========  ========   =======     =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Reconciliation of Funded Status

                                   Pension Benefits   Postretirement Benefits
                                  ------------------  ----------------------
                                    2017      2016      2017        2016
                                  --------  --------   --------    --------
       Overfunded:
          Assets (nonadmitted)... $  3,245  $     --  $     --    $     --
       Underfunded:
          Liabilities recognized
          Liability for pension
            benefits............. $(70,927) $(63,620) $(40,040)   $(37,148)
          Total liabilities
            recognized........... $(70,927) $(63,620) $(40,040)   $(37,148)
          Unrecognized
            liabilities.......... $     --  $     --  $     --    $     --

   The ABO for all defined benefit pension plans was $232,632 thousand and $218,943 thousand at December 31, 2017 and 2016, respectively.

   The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                 Pension Benefits      Postretirement Benefits
                            -------------------------  -----------------------
                              2017     2016      2015    2017     2016    2015
                            -------  -------  -------  ------  -------  ------
  Service cost and expenses $   248  $   210  $   209  $   --  $    18  $  219
  Interest cost............   9,246    9,417    9,021   1,613    1,663   1,419
  Expected return on plan
    assets.................  (8,693)  (8,365)  (8,778)     --       --      --
  Amortization of (gains)
    and losses.............      41      132     (428)   (163)    (275)    461
  Amortization of prior
    service cost or
    (credit)...............      --       --       --     (16)     243   1,683
  Gain or loss recognized
    due to a settlement or
    curtailment............      --      229       --      --   15,349      --
                            -------  -------  -------  ------  -------  ------
  Total net periodic
    benefit cost........... $   842  $ 1,623  $   880  $1,434  $16,998  $2,860
                            =======  =======  =======  ======  =======  ======

   The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                               Pension Benefits       Postretirement Benefits
                          -------------------------  -------------------------
                            2017     2016      2015     2017     2016     2015
                          -------  -------  -------  -------  -------  -------
Items not yet recognized
  as a component of net
  periodic cost - prior
  year................... $20,162  $18,100  $14,312  $(4,336) $ 3,342  $(2,365)
Net prior service cost
  or credit arising
  during the period......      --       --       --       --   (6,838)   2,725
Net prior service cost
  or credit recognized...      --       --       --       16     (243)  (1,683)
Net gain and loss
  arising during the
  period.................   2,510    2,194    4,216    6,687   (2,185)   2,236
Net gain and loss
  recognized.............     (41)    (132)    (428)     163      275      461
Transition surplus
  recognized.............      --       --       --       --      810    1,968
Change due to special
  event - curtailment....      --       --       --       --      503       --
                          -------  -------  -------  -------  -------  -------
Items not yet recognized
  as a component of net
  periodic cost -
  current year........... $22,631  $20,162  $18,100  $ 2,530  $(4,336) $ 3,342
                          =======  =======  =======  =======  =======  =======

   The amounts in unassigned surplus (deficit) expected to be recognized in the next fiscal year as components of net periodic benefit cost, were as follows (in thousands):

                                  Pension Benefits   Postretirement Benefits
                                -------------------- -----------------------
                                  2017   2016   2015   2017    2016    2015
                                ------ ------ ------ ------  ------  ------
      Net prior service cost
        or (credit)............  $--    $--    $--    $(16)   $(16)  $1,621
      Net recognized (gains)
        and losses.............  $79    $--    $--    $ 27    $180   $  642

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                        Pension Benefits      Postretirement Benefits
                                    ------------------------  -----------------------
                                     2017    2016      2015     2017     2016    2015
                                    ------- ------- --------  ------  -------  ------
Net transition asset or obligation. $    -- $    -- $     --  $   --  $    --  $   --
Net prior service cost or (credit). $    -- $    -- $     --  $ (238) $  (254) $6,827
Net recognized (gains) and losses.. $22,631 $20,162 $(18,100) $2,768  $(4,082) $3,485

Assumptions

   Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans at December 31, are as follows:

                                          2017  2016  2015
                                          ----  ----  ----
                     Weighted-average
                       discount rate -
                       pension........... 3.90% 4.30% 4.50%
                     Weighted-average
                       discount rate -
                       postretirement.... 3.90% 4.60% 4.60%
                     Rate of
                       compensation
                       increase..........  N/A   N/A  4.50%

   Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans at December 31, are as follows:

                                            2017  2016  2015
                                            ----  ----  ----
                  Weighted-average
                    discount rate -
                    pension &
                    postretirement......... 4.32% 4.43% 4.10%
                  Expected long-term rate
                    of return on plan
                    assets /(1)/........... 5.75% 5.75% 5.75%
                  Rate of compensation
                    increase...............  N/A   N/A  4.50%

         /(1)/The weighted expected return on plan assets is currently anticipated to be between 4.75% and 5.75%, which will be determined when the Brighthouse benefit plan investment committee reviews and approves the entirety of the investment policy including the future investment allocation targets on a post-separation basis.

   The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. For the pension plans, a discount rate of 4.30% and for the postretirement plans, a discount rate of 4.45% were used in calculating benefit expense in 2017. For the pension plans, discount rates of 4.20% to 4.50% and for the postretirement plans, discount rates of 4.40% to 4.60% were used in calculating benefit expense in 2016 due to a curtailment. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The expected return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be between 4.75% and 5.75% for pension benefits.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2017 was 5.0% for pre-Medicare and 6.5% for post-Medicare, respectively generally decreasing for pre-Medicare until 2086 reaching the ultimate rate of 4.0% and for post-Medicare until 2092 reaching the ultimate rate of 4.3%. The assumed health care cost trend rates used in measuring the accumulated postretirement net periodic benefit cost in 2017

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015

was 6.8% for pre-Medicare and 17.9% for post-Medicare, respectively generally decreasing for pre-Medicare until 2077 reaching the ultimate rate of 4.0% and for post-Medicare until 2074 reaching the ultimate rate of 3.9%.

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percent point change in assumed health care cost trend rates would have the following effects (in thousands):

                                               One Percent
                                            ----------------
                                            Increase Decrease
                                            -------- --------
                  Effect on total of
                    service and interest
                    cost components........  $   56  $   (51)
                  Effect of accumulated
                    postretirement benefit
                    obligation.............  $1,386  $(1,313)

Plan Assets

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. The only plan that has assets is the qualified pension plan. Its assets are held in group annuity insurance contracts. All of these contracts are issued by MLIC, as of the disaffiliation date the Company's former insurance affiliate. The assets under these contracts are held in either insurance Separate Accounts or General Accounts that have been established by the Company. The underlying assets of the Separate Accounts and General Accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments, hedge fund investments and the general account assets of the insurance provider, MLIC.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the Separate Accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance Separate Account. The assets of the qualified pension plan are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The qualified plan is managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plans' funded status; (ii) minimizing the volatility of the Invested Plans' funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plans' investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plans' assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class for the Invested Plans:

                                                      Target
                                        2017 2016 Allocation/ (1)/
                                        ---- ---- ---------------
              Fixed maturities......... 100%  79%       80%
              Equity securities........  --   21        20%
                                        ---  ---
              Total.................... 100% 100%
                                        ===  ===

         /(1)/In an effort to limit variability at the time of separation from MetLife, just prior to Separation, MetLife changed the actual allocation to 100% fixed maturity securities, which was permitted under the approved investment policy so long as the change did not remain in place without action by the appropriate governing body with respect thereto for a period of more than one year. Brighthouse's benefit plan investment committee is in the process of reviewing the entirety of the investment policy including the future investment allocation targets on a post-separation basis and update the policy as appropriate.

   The pension plan assets are measured at estimated fair value on a recurring basis were determined as described above in "Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in thousands):

                                          Fair Value Measurements of Plan Assets at
                                                    December 31, 2017
                                          --------------------------------------
Description for each class of plan assets (Level 1)    (Level 2) (Level 3)  Total
----------------------------------------- ---------    --------- --------- --------
        Interest in insurance
          company Separate
          Accounts.......................  $44,631     $101,529   $   371  $146,531
        Interest in insurance
          company General
          Accounts.......................       --           --    18,419    18,419
                                           -------     --------   -------  --------
        Total plan assets................  $44,631     $101,529   $18,790  $164,950
                                           =======     ========   =======  ========

                                          Fair Value Measurements of Plan Assets at
                                                    December 31, 2016
                                          --------------------------------------
Description for each class of plan assets (Level 1)    (Level 2) (Level 3)  Total
----------------------------------------- ---------    --------- --------- --------
        Interest in insurance
          company Separate
          Accounts.......................  $73,000      $82,153    $124    $155,277
        Interest in insurance
          company General
          Accounts.......................       --           --      46          46
                                           -------      -------    ----    --------
        Total plan assets................  $73,000      $82,153    $170    $155,323
                                           =======      =======    ====    ========

   A rollforward of all pension benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows (in thousands):

                                      Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
                       -------------------------------------------------------------------------------------------------------
                        Balance,  Transfer Transfer   Return    Return                                              Balance
Description for each   January 1,   into    out of  on Assets  on Assets                                          December 31,
class of plan assets      2017    Level 3  Level 3  Still Held   Sold    Purchases Issuances  Sales   Settlements     2017
--------------------   ---------- -------- -------- ---------- --------- --------- --------- -------  ----------- ------------
Interest in Insurance
 Company Separate
 Accounts.............    $120    $   309   $(252)     $(53)      $--      $295       $57    $   (16)    $(89)      $   371
Interest in Insurance
 Company General
 Accounts.............      50     25,567      --       122        --        --        --     (7,320)      --        18,419
                          ----    -------   -----      ----       ---      ----       ---    -------     ----       -------
                          $170    $25,876   $(252)     $ 69       $--      $295       $57    $(7,336)    $(89)      $18,790
                          ====    =======   =====      ====       ===      ====       ===    =======     ====       =======

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




                                     Estimated Fair Value Measurements in Level 3 of the Fair Value Hierarchy
                       -----------------------------------------------------------------------------------------------------
                        Balance,  Transfer Transfer   Return    Return                                            Balance
Description for each   January 1,   into    out of  on Assets  on Assets                                        December 31,
class of plan assets      2016    Level 3  Level 3  Still Held   Sold    Purchases Issuances Sales  Settlements     2016
--------------------   ---------- -------- -------- ---------- --------- --------- --------- -----  ----------- ------------
Interest in Insurance
 Company Separate
 Accounts.............   $1,004     $29     $(696)     $69        $(2)     $ 79       $ 1    $(251)    $(113)       $120
Interest in Insurance
 Company General
 Accounts.............        4      --        --       --         --        46        --       --        --          50
                         ------     ---     -----      ---        ---      ----       ---    -----     -----        ----
                         $1,008     $29     $(696)     $69        $(2)     $125       $ 1    $(251)    $(113)       $170
                         ======     ===     =====      ===        ===      ====       ===    =====     =====        ====

Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions will be required for 2018. The Company does not have any regulatory contribution requirements for 2017. For information of employer contributions, see "Change in plan assets."

   Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. These payments are expected to be $3,757 thousand in 2018. As stated above, all benefit payments related to the nonqualified defined benefit pension plan are subject to reimbursement annually, on an after-tax basis, by MetLife payable to the Company's parent, Brighthouse.

   Postretirement benefits, other than those provided under qualified pension plans, are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims and life insurance premiums as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $3,961 thousand towards benefit obligations in 2018 to pay postretirement medical claims. As stated above, all benefit payments related to the other postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife payable to the Company's parent, Brighthouse.

   Gross benefit payments for the next 10 years are expected to be as follows (in thousands):

              Year                      Pension and Other Benefits
              ----                      --------------------------
              2018.....................          $15,145
              2019.....................          $15,325
              2020.....................          $15,461
              2021.....................          $16,651
              2022.....................          $16,521
              2023-2027................          $81,428

Savings and Investment Plans

   The Company sponsors a frozen savings and investment plan for substantially all retirees. The Company made no contributions to the plan for the years ended December 31, 2017 and 2016, respectively. The Company contributed $192 thousand to the plan for the year ended December 31, 2015.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 15 - Leases

Lease Commitments

   The Company did not have any leases having initial or remaining noncancelable lease terms in excess of one year during 2017, 2016 and 2015.

Lease Expense

   Rent expense under leases for office space, recorded in insurance expenses and taxes (other than Federal income and capital gains taxes) was $0, $104 thousand and $504 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

Note 16 - Other Commitments and Contingencies

Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   As of December 31, 2017, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $608 thousand asset for the related premium tax offset. As of December 31, 2016, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $703 thousand asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the periods the related premium tax offsets are expected to be realized are unknown at this time.

   The change in the guaranty asset balance summarized below reflects estimated premium tax offsets of new insolvencies accrued during 2017 and revised estimated premium tax offsets for accrued liabilities:

                         Assets Recognized from Paid and Accrued Premium Tax Offsets (in thousands)
                         --------------------------------------------------------------------------
                         Balance as of
                           December 31, 2016............................. $703
                         Decreases current year:
                            Premium tax offset -
                              paid assessments...........................  185
                         Increases current year:
                            Est. premium tax
                              offset - accrued
                              assessments................................   90
                                                                                     ----
                         Balance as of
                           December 31, 2017............................. $608
                                                                                     ====

   The Company did not receive refunds of assessments for the years ended December 31, 2017, 2016, and 2015. Assessments levied against the Company were $134 thousand for year ended December 31, 2017, $22 thousand for the year ended December 31, 2016, and $17 thousand for the year ended December 31, 2015.

   It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made. For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made. For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practice Claims. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

   Diversified Lending Group Litigations. Hartshorne v. MetLife Inc., et al (Los Angeles County Superior Court, filed March 25, 2015). Plaintiffs have named MetLife, MetLife Securities, Inc. and the Company in 12 related lawsuits in California state court alleging various causes of action including multiple negligence and statutory claims relating to a Ponzi scheme involving the Diversified Lending Group. All but one of the plaintiffs have resolved their claims with the defendants. The Company intends to vigorously defend the remaining claim.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   Unclaimed Property Litigation. Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse et al (Supreme Court, New York County, NY, second amended complaint filed November 17,
2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse, and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Commitments to Fund Partnership Investments and Private Corporate Bond
Investments

   The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1,256 thousand and $1,109 thousand at December 31, 2017 and 2016, respectively.

Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $0 and $13,580 thousand at December 31, 2017 and 2016, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Financial Guarantees

   At December 31, 2017, the Company was obligor under the following guarantees and indemnities (in thousands):

             (1)                              (2)                      (3)                          (4)
             ---                              ---                      ---                          ---
                                   Liability recognition of                             Maximum potential amount of
          Nature and                  guarantee. (Include                              future payments (undiscounted)
       circumstances of              amount recognized at       Ultimate financial    the guarantor could be required
      guarantee and key            inception. If no initial     statement impact if   to make under the guarantee. If
     attributes, including           recognition, document       action under the          unable to develop an
     date and duration of           exception allowed under        guarantee is                  estimate,
          agreement                        SSAP 5R.)                required.        this should be specifically noted.
------------------------------------------------------------------------------------------------------------------------
  The Company is obligated to
   indemnify Great West Life
     and Annuity Insurance           No liability has been
  Company for losses arising          established as the
      out of breaches of         indemnification is for future
 representations and covenants    events for which neither a                             $250 thousand for losses
    by the Company under an        probability of occurrence                            arising out of breaches of
   Asset Purchase Agreement        nor a reasonable estimate                            representation; there is no
     and certain ancillary        can be established at this                           cap on losses arising out of
          agreements.                        time.                   Expense               breaches of covenants
------------------------------------------------------------------------------------------------------------------------
  The Company is obligated to                                                          Since this obligation is not
   indemnify the proprietary                                                            subject to limitations, the
  mutual fund, offered by the                                                          Company does not believe that
  Separate Accounts, and the       Intercompany and related                             it is possible to determine
 fund's directors and officers     party guarantees that are                           the maximum potential amount
    as provided in certain        considered "unlimited" and                            that could become due under
   Participation Agreements.       as such are excluded from                              these guarantees in the
                                         recognition.                Expense                      future.
------------------------------------------------------------------------------------------------------------------------
   The Company has provided
     certain indemnities,
       guarantees and/or
 commitments to affiliates and
 third parties in the ordinary
course of its business. In the
   context of acquisitions,
 dispositions, investments and
    other transactions, the          No liability has been                             Since this obligation is not
     Company has provided             established as the                                subject to limitations, the
  indemnities and guarantees     indemnification is for future                         Company does not believe that
 that are triggered by, among     events for which neither a                            it is possible to determine
   other things, breaches of       probability of occurrence                           the maximum potential amount
representations, warranties or     nor a reasonable estimate                            that could become due under
   covenants provided by the      can be established at this                              these guarantees in the
           Company.                          time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
                                     No liability has been                             Since this obligation is not
                                      established as the                                subject to limitations, the
                                 indemnification is for future                         Company does not believe that
                                  events for which neither a                            it is possible to determine
  The Company indemnifies its      probability of occurrence                           the maximum potential amount
   directors and officers as       nor a reasonable estimate                            that could become due under
 provided in its charters and     can be established at this                              these guarantees in the
           by-laws.                          time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
                                     No liability has been                             Since this obligation is not
                                      established as the                                subject to limitations, the
                                 indemnification is for future                         Company does not believe that
  The Company indemnifies its     events for which neither a                            it is possible to determine
agents for liabilities incurred    probability of occurrence                           the maximum potential amount
     as a result of their          nor a reasonable estimate                            that could become due under
     representation of the        can be established at this                              these guarantees in the
     Company's interests.                    time.                   Expense                      future.
------------------------------------------------------------------------------------------------------------------------
Total                                         $--                                                  $250

               (4)                            (5)
               ---                            ---
   Maximum potential amount of
  future payments (undiscounted)
 the guarantor could be required       Current status of
 to make under the guarantee. If    payment or performance
      unable to develop an          risk of guarantee. Also
            estimate,                 provide additional
this should be specifically noted. discussion as warranted.
-------------------------------------------------------------





    $250 thousand for losses
   arising out of breaches of
   representation; there is no      The Company has made no
  cap on losses arising out of     payments on the guarantee
      breaches of covenants            since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------








  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
  Since this obligation is not
   subject to limitations, the
  Company does not believe that
   it is possible to determine
  the maximum potential amount
   that could become due under      The Company has made no
     these guarantees in the       payments on the guarantee
             future.                   since inception.
-------------------------------------------------------------
              $250

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   At December 31, 2017, the Company's aggregate compilation of guarantee obligations was as follows (in thousands):

   Aggregate maximum potential of future payments of all guarantees
     (undiscounted) the guarantor could be required to make under guarantees......................................................... $250
   Current liability recognized in financial statement:
      Noncontingent liabilities......................................... $ --
      Contingent liabilities............................................ $ --
   Ultimate financial statement impact if action under the guarantee is required.
      Investments in SCA entities....................................... $ --
      Joint venture..................................................... $ --
      Dividends to stockholder (capital contribution)................... $ --
      Expense........................................................... $250
      Other............................................................. $ --
                                                                         ----
          Total......................................................... $250
                                                                         ====

Note 17 - Retained Assets

   The Company's retained asset account, known as the Total Control Account ("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

   Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that were opened or remained open during calendar year 2017 are 3.5%, 3.0%, 1.5% and 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that equal or exceed at least one of the following indices: the prior week's Money Fund Report Averages/TM//Government 7-Day Simple Yield (a leading index of government money market mutual fund rates) or the Bank Rate Monitor/TM/, National Money Market Rate Index (a leading index of rates paid by 100 large banks and thrifts on money market accounts). During calendar year 2017, all TCAs received interest at the account's guaranteed minimum annual effective interest rate. Both indices were well below 0.5% during all of 2017.

   For group life insurance, the group policyholder (i.e., the employer) may select a settlement option, including the TCA or a check, or may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment of benefits under most of the Company's group life insurance programs, subject to state law and a minimum benefit amount. For individual life insurance, the individual policyholder may select a settlement option, including a TCA or a check or he or she may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment under most of the Company's individual life insurance policies, subject to state law and a minimum benefit amount. The Company always honors a beneficiary's request for a check. Certain administrative and recordkeeping services for TCAs and clearing services for drafts written from TCAs are provided by an unaffiliated bank (the "Administrator").

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




   There are no fees or charges made to TCA account balances for basic account services. The following special service fees apply:

    .  Draft Copy: $2.00

    .  Stop Payment: $10.00

    .  Overdrawn TCA: $15.00

    .  Wire Transfer: $10.00

   Accountholders are charged the same amount for these special services as the Administrator charges the Company.

   In addition, any information requested to be sent via overnight delivery services may incur a fee of $25.00.

   The Company's TCA business is 100% reinsured with MLIC.

   The Company's TCA in force, categorized by age, at December 31, were as follows (in thousands, except number of asset accounts):

                                          2017            2016
                                     --------------- ---------------
                                     Number Balance  Number Balance
                                     ------ -------- ------ --------
           Up and including 12
             Months.................    24  $  5,188   159  $ 39,298
           13 to 24 Months..........   131    27,524   159    22,539
           25 to 36 Months..........   140    17,887   139    21,704
           37 to 48 Months..........   121    19,629   136    14,776
           49 to 60 Months..........   122    13,749   130    15,886
           Over 60 Months...........   748    72,687   741    60,788
                                     -----  -------- -----  --------
              Total................. 1,286  $156,664 1,464  $174,991
                                     =====  ======== =====  ========

   A reconciliation of the Company's TCA for the year ended December 31, 2017 was as follows (in thousands, except number of asset accounts):

                                               Individual
                                             ---------------
                                                    Balance/
                                             Number  Amount
                                             ------ --------
                   Beginning of year........ 1,464  $174,991
                   Accounts issued/added....    29     8,130
                   Investment earnings
                     credited...............   N/A     4,989
                   Fees and other charges
                     assessed/ (1)/.........   N/A        --
                   Transferred to state
                     unclaimed property
                     funds..................    --        --
                   Closed/withdrawn.........   207    31,446
                                             -----  --------
                   End of year.............. 1,286  $156,664
                                             =====  ========

      /(1)/Fees and other charges assessed were less than $1 thousand for the year ended December 31, 2017, which may also include other account adjustments.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2017, 2016 and 2015




Note 18 - Subsequent Events

   Effective April 2, 2018, the Company executed an intercompany loan to Brighthouse. This transaction resulted in a decrease in cash and cash equivalents of $40,000 thousand and an increase to other assets of $40,000 thousand.

   The Company has evaluated events subsequent to December 31, 2017 through April 12, 2018, which is the date these financial statements were available to be issued, and other than the above item, has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

             TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

                         Description               Page

                         SCHEDULE 1
                           Statutory Selected
                            Financial Data As of
                            and for the Year
                            Ended December 31,
                            2017..................   65

                         SCHEDULE 2
                           Supplemental
                            Investment Risks
                            Interrogatories As of
                            and for the Year
                            Ended December 31,
                            2017..................   69

                         SCHEDULE 3
                           Statutory Summary
                            Investment
                            Schedule As of and
                            for the Year Ended
                            December 31, 2017.....   74

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Investment Income Earned
   U.S. government bonds............................................... $    6,045,130
   Other bonds (unaffiliated)..........................................     61,594,603
   Bonds of affiliates.................................................             --
   Preferred stocks (unaffiliated).....................................             --
   Preferred stocks of affiliates......................................             --
   Common stocks (unaffiliated)........................................             --
   Common stocks of affiliates.........................................             --
   Mortgage loans......................................................      4,470,648
   Real estate.........................................................             --
   Contract loans......................................................     23,625,677
   Cash, cash equivalents and short-term investments...................        336,855
   Derivatives.........................................................      1,581,117
 Other invested assets.................................................      1,755,026
   Aggregate write-ins for investment income...........................      2,513,999
                                                                        --------------
     Gross investment income........................................... $  101,923,055
                                                                        ==============

Real Estate Owned - Book Value Less Encumbrances....................... $           --
                                                                        ==============
Mortgage Loans - Book Value............................................
 Agricultural mortgages................................................ $   75,055,987
 Residential mortgages.................................................             --
 Commercial mortgages..................................................     27,254,307
                                                                        --------------
   Total mortgage loans................................................ $  102,310,294
                                                                        ==============

Mortgage Loans by Standing- Book Value
 Good standing......................................................... $  102,310,294
                                                                        ==============
 Good standing with restructured terms................................. $           --
                                                                        ==============
 Interest overdue more than three months, not in foreclosure........... $           --
                                                                        ==============
 Foreclosure in process................................................ $           --
                                                                        ==============

Other Long Term Invested Assets - Statement Value...................... $   12,530,512
                                                                        ==============

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
 Bonds................................................................. $           --
                                                                        ==============
 Preferred Stocks...................................................... $           --
                                                                        ==============
 Common Stocks......................................................... $           --
                                                                        ==============

Bonds and Short-Term Investments by Class and Maturity:
 Bonds by Maturity - Statement Value
   Due within one year or less......................................... $  110,302,358
   Over 1 year through 5 years.........................................    429,942,503
   Over 5 years through 10 years.......................................    483,694,409
   Over 10 years through 20 years......................................    189,305,332
   Over 20 years.......................................................    163,707,201
   No maturity date....................................................             --
                                                                        --------------
       Total by Maturity............................................... $1,376,951,803
                                                                        ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Bond by Class - Statement Value
  Class 1............................................................. $  751,019,921
  Class 2.............................................................    497,605,948
  Class 3.............................................................     99,516,652
  Class 4.............................................................     28,290,764
  Class 5.............................................................        241,018
  Class 6.............................................................        277,500
                                                                       --------------
   Total by Class..................................................... $1,376,951,803
                                                                       ==============
  Total Bonds Publicly Traded......................................... $  854,782,800
                                                                       ==============
  Total Bonds Privately Placed........................................ $  522,169,003
                                                                       ==============
Preferred Stocks - Book/Adjusted Carrying Value....................... $           --
                                                                       ==============
Common Stocks - Fair Value............................................ $           --
                                                                       ==============
Short Term Investments - Book/Adjusted Carrying Value................. $    9,987,932
                                                                       ==============
Options, Caps and Floors Owned - Book/Adjusted Carrying Value......... $           --
                                                                       ==============
Options, Caps and Floors Written and In-force - Book/Adjusted
  Carrying Value...................................................... $           --
                                                                       ==============
Collar, Swap and Forward Agreements Open - Book/Adjusted Carrying
  Value............................................................... $   10,343,662
                                                                       ==============
Futures Contracts Open - Book/Adjusted Carrying Value................. $           --
                                                                       ==============
Cash on Deposit....................................................... $   (1,690,059)
                                                                       ==============
Life Insurance In-Force (000's)
  Industrial.......................................................... $           --
                                                                       ==============
  Ordinary............................................................ $   22,762,274
                                                                       ==============
  Credit Life......................................................... $           --
                                                                       ==============
  Group Life.......................................................... $       35,893
                                                                       ==============
Amount of Accidental Death Insurance In-Force Under Ordinary Policies
  (000's)............................................................. $       79,286
                                                                       ==============
Life Insurance Policies with Disability Provisions In-Force (000's)
  Industrial.......................................................... $           --
                                                                       ==============
  Ordinary............................................................ $   10,717,869
                                                                       ==============
  Credit Life......................................................... $           --
                                                                       ==============
  Group Life.......................................................... $           --
                                                                       ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

      As of and for the Year Ended December 31, 2017
      ----------------------------------------------
      Supplementary Contracts In-Force:
       Ordinary - Not Involving Life Contingencies
         Amount on Deposit................................ $  164,039,948
                                                           ==============
         Income Payable................................... $    1,768,235
                                                           ==============
       Ordinary - Involving Life Contingencies
         Income Payable................................... $    3,978,543
                                                           ==============
       Group - Not Involving Life Contingencies
         Amount on Deposit................................ $           --
                                                           ==============
         Income Payable................................... $           --
                                                           ==============
       Group - Involving Life Contingencies
         Income Payable................................... $           --
                                                           ==============
      Annuities:
       Ordinary
         Immediate - Amount of Income Payable............. $       27,158
                                                           ==============
         Deferred - Fully Paid Account Balance............ $           --
                                                           ==============
         Deferred - Not Fully Paid Account Balance........ $5,059,364,265
                                                           ==============
       Group:
         Amount of Income Payable......................... $       73,458
                                                           ==============
         Fully Paid Account Balance....................... $       22,379
                                                           ==============
         Not Fully Paid Account Balance................... $           --
                                                           ==============
       Accident and Health Insurance - Premiums In-Force:
         Ordinary......................................... $    6,616,046
                                                           ==============
         Group............................................ $           --
                                                           ==============
         Credit........................................... $           --
                                                           ==============
       Deposit Funds and Dividend Accumulations:
         Deposit Funds - Account Balance.................. $           --
                                                           ==============
         Dividend Accumulations - Account Balance......... $           --
                                                           ==============

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2017
----------------------------------------------
Claim Payments For The Year Ended December 31, 2017 (000's):
 Group Accident and Health
   2017..................................................................... $ --
                                                                             ====
   2016..................................................................... $ --
                                                                             ====
   2015..................................................................... $ --
                                                                             ====
   2014..................................................................... $ --
                                                                             ====
   2013..................................................................... $ --
                                                                             ====
   Prior.................................................................... $ --
                                                                             ====

 Other Accident & Health
   2017..................................................................... $ 69
                                                                             ====
   2016..................................................................... $ 60
                                                                             ====
   2015..................................................................... $141
                                                                             ====
   2014..................................................................... $362
                                                                             ====
   2013..................................................................... $223
                                                                             ====
   Prior.................................................................... $565
                                                                             ====

 Other Coverages that use developmental methods to calculate claim reserves
   2017..................................................................... $ --
                                                                             ====
   2016..................................................................... $ --
                                                                             ====
   2015..................................................................... $ --
                                                                             ====
   2014..................................................................... $ --
                                                                             ====
   2013..................................................................... $ --
                                                                             ====
   Prior.................................................................... $ --
                                                                             ====

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

                                    [GRAPHIC]



                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                     For the year ended December 31, 2017
                           (To be filed by April 1)
                     Of New England Life Insurance Company
               Address (City, State, Zip Code): Boston MA 02111

NAIC Group Code.....241  NAIC Company Code.....91626  Employer's ID Number....04-2708937

The investment Risks interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.. Reporting entity's total admitted assets as reported on page 2 of this annual statement.                   $...2,059,558,500

2.. Ten largest exposures to a single issuer borrower investment.
                     1                         2                        3                       4
                                                                                       Percentage of Total
                   Issuer            Description of Exposure          Amount             Admitted Assets
            -----------------------  -----------------------    --------------------   ----------------------
           FEDERAL HOME LOAN
    2.01   MORTGAGE CORPORATION..... MBS, RMBS................ $   ......38,553,302   ..................1.9%
                                     Cash Equivalent, Short
    2.02   FEDERAL HOME LOAN BANKS.. Term..................... $   ......31,959,082   ..................1.6%
           GRI Woodlands
           Crossing, LLC, a          Commercial Mortgage
    2.03   Delaware................. loans.................... $   ......22,992,195   ..................1.1%
           HEWLETT PACKARD
    2.04   ENTERPRISE CO............ US CORP.................. $   ......19,972,288   ..................1.0%
                                     Agricultural Mortgage
    2.05   Four Star Dairy.......... Loan..................... $   ......19,130,492   ..................0.9%
           FEDERAL NATIONAL
    2.06   MORTGAGE ASSOCIATION..... MBS, RMBS................ $   ......18,043,983   ..................0.9%
           NEWFOUNDLAND &
    2.07   LABRADOR PROVINCE OF..... FOR GOVT................. $   ......15,910,895   ..................0.8%
           LOS ANGELES CA DEPT OF
    2.08   WATER & PWR WTR SYS...... MUNI..................... $   ......15,000,000   ..................0.7%
    2.09   ORICA LTD................ FOR CORP................. $   ......15,000,000   ..................0.7%
    2.10   RETAIL PROPERTIES OF
           AMERICA INC.............. US CORP.................. $   ......15,000,000   ..................0.7%

3.  Amounts and percentages of the reporting entity's total admitted assets in bonds held and preferred stocks by NAIC designation.
           Bonds
           -----                                                        1                       2
    3.01   NAIC 1............................................. $   .....751,019,921   .................36.5%
    3.02   NAIC 2............................................. $   .....497,605,948   .................24.2%
    3.03   NAIC 3............................................. $  .......99,616,652   ..................4.8%
    3.04   NAIC 4............................................. $  .......28,290,764   ..................1.4%
    3.05   NAIC 5............................................. $  ..........241,018   ..................0.0%
    3.06   NAIC 6............................................. $  ..........277,500   ..................0.0%
           Preferred Stocks
           ----------------                                             3                       4
    3.07   P/RP-1............................................. $..................0   ..................0.0%
    3.08   P/RP-2............................................. $..................0   ..................0.0%
    3.09   P/RP-3............................................. $..................0   ..................0.0%
    3.10   P/RP-4............................................. $..................0   ..................0.0%
    3.11   P/RP-5............................................. $..................0   ..................0.0%
    3.12   P/RP-6............................................. $..................0   ..................0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

4.   Assets held in foreign investments:
           Are assets held in foreign investments less than 2.5% of the reporting entity's total
     4.01  admitted assets?                                                                             Yes [  ]  No [X]
     If response to 4.01 above is yes, responses are not required for interrogatories 5-10
     4.02  Total admitted assets held in foreign investments. $    .....250,299,443 ..............12.2%
     4.03  Foreign-currency-denominated investments.......... $...................0 ...............0.0%
           Insurance liabilities denominated in that same
     4.04   foreign currency................................. $...................0 ...............0.0%

5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:
                                                                        1                    2
     5.01  Countries designated NAIC 1....................... $    .....198,025,497 ...............9.6%
     5.02  Countries designated NAIC 2....................... $    ......31,854,721 ...............1.5%
     5.03  Countries designated NAIC 3 or before............. $    ......20,409,225 ...............1.0%

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
           Countries designated NAIC 1:                                 1                    2
     6.01  Country 1: United Kingdom......................... $    ......90,245,074 ...............4.4%
     6.02  Country 2: France................................. $    ......22,494,734 ...............1.1%
           Countries designated NAIC 2:
     6.03  Country 1: Panama................................. $   ........9,881,973 ...............0.5%
     6.04  Country 2: Peru................................... $   ........7,995,732 ...............0.4%
           Countries designated NAIC 3 or below:
     6.05  Country 1: Bahamas................................ $    ......13,407,500 ...............0.7%
     6.06  Country 2: Turkey................................. $   ........6,082,460 ...............0.3%

                                                                        1                    2
7.   Aggregate unhedged foreign currency exposure............ $...................0 ...............0.0%

                                                                        1                    2
8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:
     8.01  Countries designated NAIC 1....................... $...................0 ...............0.0%
     8.02  Countries designated NAIC 2....................... $...................0 ...............0.0%
     8.03  Countries designated NAIC 3 or below:............. $...................0 ...............0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by country's NAIC sovereign designation:
           Countries designated NAIC 1:                                 1                    2
     9.01  Country 1:........................................ $...................0 ...............0.0%
     9.02  Country 2:........................................ $...................0 ...............0.0%
           Countries designated NAIC 2:
     9.03  Country 1:........................................ $...................0 ...............0.0%
     9.04  Country 2:........................................ $...................0 ...............0.0%
           Countries designated NAIC 3 or below:
     9.05  Country 1:........................................ $...................0 ...............0.0%
     9.06  Country 2:........................................ $...................0 ...............0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:
                          1                        2
                       Issuer               NAIC Designation
                       ------               ----------------            3                    4
     10.01 ORICA LTD.......................       2.......... $   .......15,000,000 ...............0.7%
     10.02 NASSAU AIRPORT DEVELOPMENT CO...       3FE........ $   .......13,407,500 ...............0.7%
     10.03 DCC PLC.........................       2.......... $   .......12,008,000 ...............0.6%
     10.04 ELECTRICITE DE FRANCE SA........       1FE........ $   .......10,995,200 ...............0.5%
           EMPRESA NACIONAL DEL PETROLEO
     10.05 ENAP............................       2FE........ $   .......10,621,773 ...............0.5%
     10.06 ABP SUBHOLDINGS UK LTD..........       2.......... $   .......10,145,625 ...............0.5%
     10.07 LLOYDS BANKING GROUP PLC........       2FE........ $   ........9,979,559 ...............0.5%
     10.08 ENA NORTE TRUST.................       3AM........ $   ........9,881,973 ...............0.5%
     10.09 BRITVIC PLC.....................       2.......... $  .........9,164,400 ...............0.4%
     10.10 WEREDHAVE NV....................       2.......... $  .........8,405,600 ...............0.4%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
     Canadian currency exposure:
     11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total
            admitted assets?                                                                            Yes [  ]  No [X]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
     11.02  Total admitted assets held in Canadian investments............ $   ...63,116,772 ......3.1%
     11.03  Canadian currency-denominated investments..................... $  .....6,384,932 ......0.3%
     11.04  Canadian-denominated insurance liabilities.................... $...............0 ......0.0%
     11.05  Unhedged Canadian currency exposure........................... $...............0 ......0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual Sales restrictions.
     12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the
            reporting entity's total admitted assets?                                                   Yes [X]  No [  ]
            If response to 12.01 is yes, responses are not required for the remainder of
            Interrogatory 12.
                                         1                                         2             3
            Aggregate statement value of investments with contractual
     12.02  sales restrictions............................................ $...............0 ......0.0%
            Largest three investments with contractual sales restrictions:
     12.03                                                                 $...............0 ......0.0%
     12.04                                                                 $...............0 ......0.0%
     12.05                                                                 $...............0 ......0.0%

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
     13.01  Are assets held in equity interest less than 2.5% of the reporting entity's total admitted
            assets?                                                                                     Yes [X]  No [  ]
            If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                                         1                                         2             3
                                  Name of Issuer
                                  --------------
     13.02                                                                 $...............0 ......0.0%
     13.03                                                                 $...............0 ......0.0%
     13.04                                                                 $...............0 ......0.0%
     13.05                                                                 $...............0 ......0.0%
     13.06                                                                 $...............0 ......0.0%
     13.07                                                                 $...............0 ......0.0%
     13.08                                                                 $...............0 ......0.0%
     13.09                                                                 $...............0 ......0.0%
     13.10                                                                 $...............0 ......0.0%
     13.11                                                                 $...............0 ......0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
     14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the
            reporting entity's total admitted assets?                                                   Yes [X]  No [  ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.
                                         1                                         2             3
            Aggregate statement value of investments held in
     14.02  nonaffiliated, privately placed equities...................... $...............0 ......0.0%
            Largest three investments held in nonaffiliated, privately placed equities:
     14.03                                                                 $...............0 ......0.0%
     14.04                                                                 $...............0 ......0.0%
     14.05                                                                 $...............0 ......0.0%

15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interest:
     15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's
            total admitted assets?                                                                      Yes [X]  No [  ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
                                         1                                         2             3
     15.02  Aggregate statement value of investments held in general partnership interests......................................... $...............0 ......0.0%
            Largest three investments in general partnership interests:
     15.03                                                                 $...............0 ......0.0%
     15.04                                                                 $...............0 ......0.0%
     15.05                                                                 $...............0 ......0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

16.  Amounts and percentage of the reporting entity's total admitted assets held in mortgage loans:
     16.01      Are mortgage loans reported in Schedule B less than 2.5% of the
                reporting entity's total admitted assets?                                                  Yes [  ]  No [X]
                If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
                             1                                            2                   3
                     Type (Residential
                 Commercial, Agricultural)
                  -------------------------
     16.02      Commercial Mortgage loans........................ $   ...22,992,195     ..........1.1%
     16.03      Agricultural Mortgage loans...................... $   ...19,130,492     ..........0.9%
     16.04      Agricultural Mortgage loans...................... $   ...12,541,257     ..........0.6%
     16.05      Agricultural Mortgage loans...................... $  .....8,366,412     ..........0.4%
     16.06      Agricultural Mortgage loans...................... $  .....8,210,069     ..........0.4%
     16.07      Agricultural Mortgage loans...................... $  .....7,371,557     ..........0.4%
     16.08      Agricultural Mortgage loans...................... $  .....4,928,324     ..........0.2%
     16.09      Agricultural Mortgage loans...................... $  .....1,810,337     ..........0.1%
     16.10      Agricultural Mortgage loans...................... $  .....1,742,000     ..........0.1%
     16.11      Agricultural Mortgage loans...................... $  .....1,680,958     ..........0.1%
     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                               Loans
                                                                               -----
     16.12      Construction loans............................... $...............0     ..........0.0%
                Mortgage loans over 90 days
     16.13      past due......................................... $...............0     ..........0.0%
                Mortgage loans in the process
     16.14      of foreclosure................................... $...............0     ..........0.0%
     16.15      Mortgage loans foreclosed........................ $...............0     ..........0.0%
     16.16      Restructured mortgage loans...................... $...............0     ..........0.0%

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
             Loan-to-value              Residential              Commercial                      Agricultural
             -------------              -----------              ----------                      ------------
                                       1         2              3              4              5                6
     17.01  above 95%.............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.02  91% to 95%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.03  81% to 90%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.04  71% to 80%............. $......0 ......0.0% $...............0  ......0.0% $...............0       ......0.0%
     17.05  below 70%.............. $......0 ......0.0% $   ...27,254,307  ......1.3% $   ...75,055,988       ......3.6%

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
     18.01 Are assets held in real estate reported less than 2.5% of the reporting
     entity's total admitted assets?                                                                    Yes [X]  No [  ]
          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
     Largest five investments in any one parcel or group of contiguous parcels of real estate:
              Description
              -----------                                                      2              3
     18.02............................................................... $.........0    ..........0.0%
     18.03............................................................... $.........0    ..........0.0%
     18.04............................................................... $.........0    ..........0.0%
     18.05............................................................... $.........0    ..........0.0%
     18.06............................................................... $.........0    ..........0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
     19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
     reporting entity's admitted assets?                                                                Yes [X]  No [  ]
          If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                   1                                                           2              3
     19.02 Aggregate statement value of investments held in mezzanine
     real estate loans................................................... $.........0     .........0.0%
          Largest three investments held in mezzanine real estate loans:
     19.03............................................................... $.........0     .........0.0%
     19.04............................................................... $.........0     .........0.0%
     19.05............................................................... $.........0     .........0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2017 of the New England Life Insurance Company

20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     20.01 Securities
     lending
     agreements (do
     not include
     assets held as
     collateral for
     such
     transactions)............ $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.02 Repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.03 Reverse
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.04 Dollar
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0
     20.05 Dollar
     reverse
     repurchase
     agreements............... $ ...............0   ......0.0%   $...............0   $...............0    $...............0

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                           Owned                               Written
                                           -----                               -------
                                       1                2                3                   4
     21.01 Hedging............ $ ...............0   ......0.0%   $...............0     ...........0.0%
     21.02 Income
     generation............... $ ...............0   ......0.0%   $...............0     ...........0.0%
     21.03 Other.............. $ ...............0   ......0.0%   $...............0     ...........0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     22.01 Hedging............ $   .....1,153,019   ......0.1%   $  .....1,203,102   $  .....1,186,837      $.....1,170,091
     22.02 Income
     generation............... $.................   ......0.0%   $...............0   $...............0    $...............0
     22.03
     Replications............. $    ...22,000,000   ......1.1%   $   ...22,000,000   $   ...22,000,000       $...22,000,000
     22.04 Other.............. $ ...............0   ......0.0%   $...............0   $...............0    $...............0

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:
                                        At Year-End                              At End of Each Quarter
                                        -----------                              ----------------------
                                                                      1st Qtr             2nd Qtr             3rd Qtr
                                                                      -------             -------             -------
                                       1                2                3                   4                   5
     23.01 Hedging............ $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.02 Income
     generation............... $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.03
     Replications............. $ ...............0   ......0.0%   $...............0   $...............0   $................0
     23.04 Other.............. $ ...............0   ......0.0%   $...............0   $...............0   $................0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2017 of the New England Life Insurance Company

                          SUMMARY INVESTMENT SCHEDULE

                                                    Gross                                 Admitted Assets as Reported
                                             Investment Holdings                            in the Annual Statement
                                        --------------------------------------------------------------------------------------
                                                                                                 4                  5
                                                                                         Securities Lending       Total
                                                1              2              3              Reinvested        (Col. 3 + 4)
        Investment Categories                 Amount       Percentage       Amount       Collateral Amount        Amount
-                                       ---------------------------------------------------------------------------------------
1.      Bonds:
        1.1 U.S. treasury securities...     ...151,238,724  .....7.9      ...151,238,724  ...............0      ...151,238,724
        1.2 U.S. government agency
          obligations (excluding
          mortgage-backed securities):
          1.21 Issued by U.S.
             government agencies....... .................0  .....0.0  .................0  ...............0  .................0
          1.22 Issued by U.S.
             government sponsored
             agencies..................    .....10,826,013  .....0.6     .....10,826,013  ...............0     .....10,826,013
        1.3 Non-U.S. government
          (including Canada,
          excluding mortgage-backed
          securities)..................    .....22,204,779  .....1.2     .....22,204,779  ...............0     .....22,204,779
        1.4 Securities issued by
          states, territories and
          possessions and political
          subdivisions in the U.S.:
          1.41 States, territories
             and possessions general
             obligations............... .................0  .....0.0  .................0  ...............0  .................0
          1.42 Political subdivisions
             of states, territories
             and possessions and
             political subdivisions
             general obligation........   .......5,800,478  .....0.3    .......5,800,478  ...............0    .......5,800,478
          1.43 Revenue and assessment
             obligations...............     ....53,556,498  .....2.8     .....53,556,498  ...............0     .....53,556,478
          1.44 Industrial development
             and similar obligations... .................0  .....0.0  .................0  ...............0  .................0
        1.5 Mortgage-backed
          securities (includes
          residential and commercial
          MBS):
          1.51 Pass-through
             securities:
             1.511 Issued or
                guaranteed by GNMA.....   .........701,635  .....0.0    .........701,635  ...............0    .........701,635
             1.512 Issued or
                guaranteed by FNMA
                and FHLMC..............    .....39,025,160  .....2.0     .....39,025,160  ...............0     .....39,025,160
             1.513 All other........... .................0  .....0.0  .................0  ...............0  .................0
          1.52 CMOs and REMICs:
             1.521 Issued or
                guaranteed by GNMA,
                FNMA, FHLMC or VA......    .....38,398,624  .....2.0     .....38,398,624  ...............0     .....38,398,624
             1.522 Issued by non-U.S.
                Government issuers
                and collateralized by
                mortgage- based
                securities issued or
                guaranteed by
                agencies shown in
                Line 1.521............. .................0  .....0.0  .................0  ...............0  .................0
             1.523 All other...........     ...160,222,284  .....8.3      ...160,222,284  ...............0      ...160,222,284
2.      Other debt and other fixed
        income securities (excluding
        short-term):
        2.1 Unaffiliated domestic
          securities (includes credit
          tenant loans and hybrid
          securities)..................     ...561,458,758   ...29.3      ...561,458,758  ...............0      ...561,458,758
        2.2 Unaffiliated non-U.S.
          securities (including
          Canada)......................     ...282,579,899   ...14.7      ...282,579,899  ...............0      ...282,579,899
        2.3 Affiliated securities...... .................0  .....0.0     ..............0  ...............0  .................0


-----------


    6
Percentage
                                ----------
Bonds:
1.1 U.S. treasury securities...  .....7.9
1.2 U.S. government agency
  obligations (excluding
  mortgage-backed securities):
  1.21 Issued by U.S.
     government agencies.......  .....0.0
  1.22 Issued by U.S.
     government sponsored
     agencies..................  .....0.6
1.3 Non-U.S. government
  (including Canada,
  excluding mortgage-backed
  securities)..................  .....1.2
1.4 Securities issued by
  states, territories and
  possessions and political
  subdivisions in the U.S.:
  1.41 States, territories
     and possessions general
     obligations...............  .....0.0
  1.42 Political subdivisions
     of states, territories
     and possessions and
     political subdivisions
     general obligation........  .....0.3
  1.43 Revenue and assessment
     obligations...............  .....2.8
  1.44 Industrial development
     and similar obligations...  .....0.0
1.5 Mortgage-backed
  securities (includes
  residential and commercial
  MBS):
  1.51 Pass-through
     securities:
     1.511 Issued or
        guaranteed by GNMA.....  .....0.0
     1.512 Issued or
        guaranteed by FNMA
        and FHLMC..............  .....2.0
     1.513 All other...........  .....0.0
  1.52 CMOs and REMICs:
     1.521 Issued or
        guaranteed by GNMA,
        FNMA, FHLMC or VA......  .....2.0
     1.522 Issued by non-U.S.
        Government issuers
        and collateralized by
        mortgage- based
        securities issued or
        guaranteed by
        agencies shown in
        Line 1.521.............  .....0.0
     1.523 All other...........  .....8.3
Other debt and other fixed
income securities (excluding
short-term):
2.1 Unaffiliated domestic
  securities (includes credit
  tenant loans and hybrid
  securities)..................   ...29.3
2.2 Unaffiliated non-U.S.
  securities (including
  Canada)......................   ...14.7
2.3 Affiliated securities......  .....0.0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

                                                   Gross                                       Admitted Assets as Reported
                                            Investment Holdings                                  in the Annual Statement
                                       -----------------------------------------------------------------------------------------
                                                                                                  4                   5
                                                                                          Securities Lending        Total
                                               1               2              3               Reinvested        (Col. 3 + 4 )
        Investment Categories                Amount        Percentage       Amount        Collateral Amount        Amount
-                                      ------------------------------------------------------------------------------------------
3.      Equity interests:
        3.1 Investments in mutual
          funds.......................  .................0 ......0.0   .................0 .................0 ..................0
        3.2 Preferred stocks:
          3.21 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.22 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
        3.3 Publicity traded equity
        securities (excluding
        preferred stocks):
          3.31 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.32 Unaffiliated...........  .................0       0.0   .................0 .................0 ..................0
        3.4 Other equity securities:
          3.41 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.42 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
        3.5 Other equity interests
          including tangible personal
          property under lease:
          3.51 Affiliated.............  .................0 ......0.0   .................0 .................0 ..................0
          3.52 Unaffiliated...........  .................0 ......0.0   .................0 .................0 ..................0
4.      Mortgage loans:
        4.1 Construction and land
          development................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.2 Agricultural..............    ......75,055,987 ......3.9     ......75,055,987 .................0    ......75,055,987
        4.3 Single family residential
          properties.................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.4 Multifamily residential
          properties.................. ..................0 ......0.0  ..................0 .................0 ..................0
        4.5 Commercial loans..........   .......27,254,307 ......1.4    .......27,254,307 .................0    ......27,254,307
        4.6 Mezzanine real estate
          loans....................... ..................0 ......0.0  ..................0 .................0 ..................0
5.      Real estate investments:
        5.1 Property occupied by
          company..................... ..................0 ......0.0  ..................0 .................0 ..................0
        5.2 Property held for
          production of income
          (including $0 of property
          acquired in satisfaction of
          debt)....................... ..................0 ......0.0  ..................0 .................0 ..................0
        5.3 Property held for sale
          (including $0 property
          acquired in satisfaction of
          debt)....................... ..................0 ......0.0  ..................0 .................0 ..................0
6.      Contract loans................    .....417,298,613 .....21.7     .....417,298,613 .................0    .....417,298,613
7.      Derivatives...................   .......10,829,448 ......0.6    .......10,829,448 .................0   .......10,829,448
8.      Receivables for securities.... ............985,895 ......0.1  ............985,895 .................0 ............985,895
9.      Securities lending (Line 10,
        Asset page reinvested
        collateral)................... ..................0 ......0.0  ..................0 ...............XXX ................XXX
10.     Cash, cash equivalents and
        short-term investments........   .......49,248,892 ......2.6    .......49,248,892 .................0   .......49,248,892
11.     Other invested assets.........   .......12,612,634 ......0.7    .......12,612,634 .................0   .......12,612,634
                                       ------------------------------------------------------------------------------------------
12.     Total invested assets.........     ..1,919,298,628 ....100.0      ..1,919,298,628 .................0     ..1,919,298,628
                                       ------------------- ---------  ------------------- ------------------ -------------------


-------------------


        6
    Percentage
                               ------------------
Equity interests:
3.1 Investments in mutual
  funds....................... ...............0.0
3.2 Preferred stocks:
  3.21 Affiliated............. ...............0.0
  3.22 Unaffiliated........... ...............0.0
3.3 Publicity traded equity
securities (excluding
preferred stocks):
  3.31 Affiliated............. ...............0.0
  3.32 Unaffiliated........... ...............0.0
3.4 Other equity securities:
  3.41 Affiliated............. ...............0.0
  3.42 Unaffiliated........... ...............0.0
3.5 Other equity interests
  including tangible personal
  property under lease:
  3.51 Affiliated............. ...............0.0
  3.52 Unaffiliated........... ...............0.0
Mortgage loans:
4.1 Construction and land
  development................. ...............0.0
4.2 Agricultural.............. ...............3.9
4.3 Single family residential
  properties.................. ...............0.0
4.4 Multifamily residential
  properties.................. ...............0.0
4.5 Commercial loans.......... ...............1.4
4.6 Mezzanine real estate
  loans....................... ...............0.0
Real estate investments:
5.1 Property occupied by
  company..................... ...............0.0
5.2 Property held for
  production of income
  (including $0 of property
  acquired in satisfaction of
  debt)....................... ...............0.0
5.3 Property held for sale
  (including $0 property
  acquired in satisfaction of
  debt)....................... ...............0.0
Contract loans................  .............21.7
Derivatives................... ...............0.6
Receivables for securities.... ...............0.1
Securities lending (Line 10,
Asset page reinvested
collateral)...................   .............XXX
Cash, cash equivalents and
short-term investments........ ...............2.6
Other invested assets......... ...............0.7
                               ------------------
Total invested assets.........   ...........100.0
                               ------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 26. EXHIBITS


(a) January 31, 1983 Resolution of the Board of Directors of NEVLICO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)


(b)        None


(c) (i) Distribution Agreement between NEVLICO and NELESCO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


   (ii) Form of Contract between NELICO and its General Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)


   (iii) Form of Contract between NELICO and its Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


   (iv) Commission Schedule for Policies (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed April 30, 2002.)


   (v) Form of Contract among NES, NELICO and other broker dealers (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed July 16, 1997.)


   (vi) Forms of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to New England Variable Annuity Separate Account's Registration Statement on Form N-4, File No. 333-51676, filed October 20, 2005.)


   (vii) Form of Retail Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 26, 2006.)


   (viii)     Enterprise Sales Agreement between MetLife Investors
              Distribution Company and Broker Dealers dated February 2010 (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 22, 2010.)


   (ix)       Enterprise Sales Agreement between MetLife Investors
              Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 23, 2013.)


   (x) Principal Underwriting Agreement between NELICO and MetLife Investors Distribution dated April 28, 2014 (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-103193 on Form N-6, filed April 22, 2014.)


   (xi) Principal Underwriting and Distribution Agreement between NELICO and Brighthouse Securities, LLC (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)



   (xii)      Form of Brighthouse Securities, LLC Sales Agreement
              (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2018.)



(d) (i) Specimen of Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed April 30, 2002.)


   (ii) Riders and Endorsements (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed April 30, 2002.)


(e) (i) Specimens of Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed January 20, 1999.)


   (ii) Specimen of Application for Riders (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-73676 on Form S-6, filed November 19, 2001.)

   (iii) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 10 to New England Variable Annuity Separate Account's Registration Statement on Form N-4, File No. 333-51676, filed October 20, 2005.)


   (iv) Updated Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 19, 2007.)


(f) (i) Amended and restated Articles of Organization of NELICO (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed February 13, 1997.)


   (ii) Amendments to Amended and restated Articles of Organization (Incorporated herein by reference to Post-Effective Amendment
              No. 4 to the Registrant's Registration Statement on Form S-6, File No. 033-65263, filed February 24, 1999.)


   (iii) Amended and restated By-Laws of NELICO (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed April 25, 2001.)


(g) Reinsurance Agreements (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed on April 28, 2004.)


(h) (i) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


   (ii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)


   (iii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed November 9, 2000.)


   (iv) Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)


   (v) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed November 19, 2001.)


   (vi) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement Form S-6, File No. 333-89409, filed July 20, 2001.)


   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (8/31/2007) (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 22, 2008.)


   (viii) First Amendment to the Participation Agreement with the Met Investors Series Trust (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 23, 2009.)


   (ix) Amendment to Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)


   (x) Summary Prospectus Agreement between Fidelity Distributors Corporation and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)


   (xi) Amendments to the Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (4/30/10) (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2012.)

   (xii) Amendment to the Participation Agreement between Fidelity Distributors Corporation and NELICO as of June 1, 2015 (Incorporated herein by reference to Post-Effective Amendment No.17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)



   (xiii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)


   (xiv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)



   (xv) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and New England Life Insurance Company (effective 03-06-17) (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2018.)



(i)        None


(j)        None


(k) Opinion and Consent of Marie C. Swift, Esq. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 28, 2004.)


(l)        None


(m)        None



(n) (i) Consent of Independent Registered Public Accounting Firm (Filed herewith.)


   (ii)       Consent of Independent Auditors (Filed herewith.)



(o)        None


(p)        None


(q) (i) Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 19, 2007.)


   (ii) Second Addendum to Consolidated Memorandum (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 26, 1999.)


(r)        Powers of Attorney (Filed herewith.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR




NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------------   ----------------------------------------------------------------
Peter M. Carson                        Chairman of the Board, President, Chief Executive Officer and a
11225 North Community House Road       Director
Charlotte, NC 28277





Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Kumar Das Gupta                     Director
11225 North Community House Road
Charlotte, NC 28277

Meghan S. Doscher                   Director and Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn A. Dumais                      Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Director and Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey P. Halperin                 Director, Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Director
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin                 Vice President and Controller
18205 Crane Nest Dr., Floor 5
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277

Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Individual Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz                 Vice President and Assistant Secretary
285 Madison Avenue, Suite 1400
New York, NY 10017





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Francis teGroen                     Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott                  Vice President and Chief Investment Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960

Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company (the "Depositor"). The following list provides information regarding the entities under common control with the Depositor. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The Depositor is organized under the laws of Massachusetts. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)

ITEM 29. INDEMNIFICATION


Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLCs' distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS



(a) Brighthouse Securities, LLC serves as principal underwriter for New England Variable Life Separate Account. MetLife Investors Distribution Company served as principal underwriter from April 28, 2014 to March 6, 2017. New England Securities Corporation served as principal underwriter until April 28, 2014. The investment companies for which Brighthouse Securities, LLC acts as principal underwriter are:


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance

Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) The directors and officers of the Registrant's principal underwriter, Brighthouse Securities, LLC, and their addresses are as follows:



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------------------------
Myles Lambert                          Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277

Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Principal Underwriter, either directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                                                (3)
                                            (2)           COMPENSATION ON
                (1)                  NET UNDERWRITING    EVENTS OCCASIONING       (4)           (5)
         NAME OF PRINCIPAL             DISCOUNTS AND     THE DEDUCTION OF A    BROKERAGE       OTHER
            UNDERWRITER                 COMMISSIONS     DEFERRED SALES LOAD   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------------- ------------- -------------
 Brighthouse Securities, LLC........$ 2,181,951+                --                --            --



+ MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



Commissions are paid by the Company to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant



(b) New England Life Insurance Company, One Financial Center, 21st Floor, Boston, MA 02111


(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(d)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



ITEM 32. MANAGEMENT SERVICES

Not applicable


ITEM 33. FEE REPRESENTATION

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of Charlotte, and the State of North Carolina, on 25th day of April, 2018.


                                     New England Variable Life Separate Account
                                                (Registrant)


                                     By: New England Life Insurance Company
                                                (Depositor)


                                     By: /s/ Kevin G. Finneran
                                        ---------------------------------------
                                        Kevin G. Finneran

                                        Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of Charlotte, and the State of North Carolina, on 25th day of April, 2018.


                                     New England Life Insurance Company
                                                (Depositor)


                                     By: /s/ Kevin G. Finneran
                                        ---------------------------------------
                                        Kevin G. Finneran

                                        Vice President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on 25th day of April, 2018.


             *                Chairman of the Board, President and Chief Executive Officer and a Director
------------------------
      Peter M. Carlson
             *                Director and Vice President
------------------------
    Kimberly A. Berwanger
             *                Vice President and Controller (principal accounting officer)
------------------------
       David Chamberlin
             *                Director
------------------------
        Kumar Das Gupta
             *                Director and Vice President
------------------------
       Meghan S. Doscher
             *                Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais
             *                Director and Vice President
------------------------
        Tara Figard
             *                Director, Vice President and Chief Compliance Officer
------------------------
      Jeffrey P. Halperin
             *                Director
------------------------
       Donald Leintz

By: /s/ Michele H. Abate
     --------------------------------
     Michele H. Abate

     Attorney-in-fact

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX




(n) (i)        Consent of Independent Registered Public Accounting Firm


(n) (ii)       Consent of Independent Auditors


(r)            Powers of Attorney